Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments (unaudited)
As of July 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (98.7%)
Brazil (6.1%)
	Vale SA	54,240,540	731,195
	Petroleo Brasileiro SA	60,497,070	432,147
	Petroleo Brasileiro SA Preference Shares	59,458,106	392,434
*	Itau Unibanco Holding SA Preference Shares	52,863,870	241,326
	Banco Bradesco SA Preference Shares	60,430,257	203,572
	B3 SA - Brasil Bolsa Balcao	85,127,835	182,460
	Ambev SA	61,144,854	176,435
	Centrais Eletricas Brasileiras SA	17,684,360	156,572
	JBS SA	19,198,317	118,512
	Localiza Rent a Car SA	10,471,961	116,598
	WEG SA	20,824,409	112,854
	Itausa SA Preference Shares	66,794,518	111,408
	Suzano SA	10,191,125	95,114
	Banco do Brasil SA	12,054,639	83,803
	Itau Unibanco Holding SA ADR	16,478,845	74,155
*	Banco BTG Pactual SA	16,248,984	70,754
*	Lojas Renner SA	13,734,787	67,133
*,1	Hapvida Participacoes e Investimentos SA	56,211,137	66,922
	Petroleo Brasileiro SA ADR	5,015,947	65,859
	Banco Bradesco SA	22,991,525	64,299
	Equatorial Energia SA	12,791,898	61,338
	Raia Drogasil SA	15,024,544	60,922
	Gerdau SA Preference Shares	12,816,233	60,587
	Cosan SA	16,719,726	60,331
	Rumo SA	17,695,495	59,987
	Telefonica Brasil SA	6,197,420	53,421
	BB Seguridade Participacoes SA	9,510,086	53,284
	Vibra Energia SA	16,040,900	51,619
*	Eneva SA	16,966,986	49,877
	Vale SA Class B ADR	3,530,050	47,514
*	Hypera SA	5,665,749	46,637
*	Petro Rio SA	9,399,064	43,997
	Cia Energetica de Minas Gerais Preference Shares	19,731,827	42,865
	Klabin SA	11,116,648	42,820
[1]	Rede D'Or Sao Luiz SA	6,570,141	41,129
	Natura & Co. Holding SA	13,540,110	40,771
	CCR SA	15,946,985	40,036
	Banco Bradesco SA ADR	10,903,326	36,199
*	BRF SA	11,255,663	34,719
*	TOTVS SA	6,178,355	31,488
	Energisa SA	3,544,344	30,168

		Shares	Market Value ($000)
*	Cia de Saneamento Basico do Estado de Sao Paulo	3,289,709	28,401
	Ultrapar Participacoes SA	11,420,134	28,009
	Sendas Distribuidora SA	9,088,707	27,842
*	Sul America SA	5,730,961	26,040
	Centrais Eletricas Brasileiras SA Preference Shares	2,842,901	26,005
*	Americanas SA	9,403,365	25,443
	Transmissora Alianca de Energia Eletrica SA	3,111,247	24,329
*	TIM SA	9,563,022	23,269
	Engie Brasil Energia SA	2,625,016	22,485
*	Magazine Luiza SA	42,302,332	21,094
	Metalurgica Gerdau SA Preference Shares	9,924,174	19,622
*	Embraer SA	8,019,709	18,212
	BR Malls Participacoes SA	11,798,312	18,082
*	Multiplan Empreendimentos Imobiliarios SA	3,906,200	17,968
[2]	Banco Santander Brasil SA ADR	3,260,665	17,868
	Kinea Indice de Precos FII	900,835	16,993
	CPFL Energia SA	2,661,347	16,892
	Cia Siderurgica Nacional SA	5,730,702	16,292
	EDP - Energias do Brasil SA	3,776,970	15,840
*	3R Petroleum Oleo E Gas SA	2,379,147	15,643
[2]	Cia Paranaense de Energia ADR	2,362,228	15,543
	Bradespar SA Preference Shares	3,567,484	15,500
	Sao Martinho SA	2,234,907	15,131
*	Itau Unibanco Holding SA	3,797,712	14,885
*	Raizen SA Preference Shares	16,509,605	14,071
*	Cielo SA	16,150,286	13,828
[1]	GPS Participacoes e Empreendimentos SA	5,750,528	13,793
	CSHG Logistica FI Imobiliario	421,610	13,742
	Arezzo Industria e Comercio SA	884,992	13,538
	Auren Energia SA	4,851,386	13,305
	Alpargatas SA Preference Shares	3,086,234	13,117
	Atacadao SA	3,597,475	12,953
*	Cia de Saneamento Basico do Estado de Sao Paulo ADR	1,510,333	12,944
	Braskem SA Preference Shares Class A	1,808,229	12,822
	Santos Brasil Participacoes SA	9,976,886	12,572
	Grupo De Moda Soma SA	6,329,520	12,441
	Marfrig Global Foods SA	4,844,377	12,359
	Cia de Saneamento do Parana	3,410,830	12,182
	Usinas Siderurgicas de Minas Gerais SA Usiminas Preference Shares Class A	7,290,759	12,132
	Cia de Transmissao de Energia Eletrica Paulista Preference Shares	2,716,906	11,967
	Cia Paranaense de Energia Preference Shares	8,709,705	11,766
*	Cogna Educacao	26,666,420	11,648
	SLC Agricola SA	1,344,358	11,458
	AES Brasil Energia SA	5,381,204	11,180
	Unipar Carbocloro SA Preference Shares Class B	680,473	10,955
	YDUQS Participacoes SA	4,270,920	10,937
	Kinea Rendimentos Imobiliarios FII	544,756	10,788
*	M Dias Branco SA	1,789,245	10,772
	Fleury SA	3,355,731	10,487
*	Via SA	22,134,273	10,267
	Banco Santander Brasil SA	1,874,327	10,248
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	4,036,678	9,854
	Gerdau SA ADR	2,050,873	9,680
	Minerva SA	3,750,157	9,495
[2]	Cia Siderurgica Nacional SA ADR	3,262,202	9,428
	Porto Seguro SA	2,622,996	9,338
*	Azul SA Preference Shares	4,066,792	9,220

		Shares	Market Value ($000)
	Neoenergia SA	3,206,359	9,178
	Omega Energia SA	3,841,517	9,140
	Caixa Seguridade Participacoes SA	6,253,100	9,004
	Kinea Renda Imobiliaria FII	330,335	8,721
	FII Iridium	436,317	8,643
	Pet Center Comercio e Participacoes SA	4,607,725	8,620
	Alupar Investimento SA	1,605,267	8,454
	Dexco SA	4,271,108	8,048
	Odontoprev SA	4,035,370	7,729
*,1	Locaweb Servicos de Internet SA	5,872,294	7,684
	SIMPAR SA	3,821,900	7,630
	MRV Engenharia e Participacoes SA	4,246,653	7,518
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	2,710,516	7,125
	XP Log FII	375,000	7,072
	Cia de Saneamento de Minas Gerais-COPASA	2,807,370	6,511
	Grendene SA	4,621,697	6,369
	Banco Pan SA Preference Shares	4,945,691	6,347
	Banco do Estado do Rio Grande do Sul SA Preference Shares Class B	3,266,142	6,319
[2]	Cia Energetica de Minas Gerais ADR	2,780,324	6,172
	Braskem SA ADR	421,062	5,996
	Sendas Distribuidora SA ADR	392,479	5,974
*	IRB Brasil Resseguros SA	15,876,162	5,861
	Aliansce Sonae Shopping Centers SA	1,788,722	5,832
*	Cia Brasileira de Distribuicao	1,817,883	5,730
	Iochpe Maxion SA	1,870,049	5,664
[2]	Centrais Eletricas Brasileiras SA ADR	622,600	5,578
	Light SA	5,272,152	5,451
	Vivara Participacoes SA	1,270,700	5,450
	Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	997,000	5,239
*	Embraer SA ADR	571,713	5,214
	Grupo SBF SA	1,292,568	5,199
	Randon SA Implementos e Participacoes Preference Shares	2,629,234	5,107
	Cia Ferro Ligas da Bahia - FERBASA Preference Shares	550,672	5,060
	CSN Mineracao SA	7,474,814	5,056
*	Gol Linhas Aereas Inteligentes SA Preference Shares	3,094,605	5,000
	JHSF Participacoes SA	4,370,400	4,815
	Qualicorp Consultoria e Corretora de Seguros SA	2,491,484	4,743
	Ez Tec Empreendimentos e Participacoes SA	1,435,978	4,685
	Cia Brasileira de Aluminio	2,151,885	4,679
	Movida Participacoes SA	1,886,350	4,630
	Petroreconcavo SA	974,800	4,620
	BR Properties SA	2,816,674	4,584
*	CVC Brasil Operadora e Agencia de Viagens SA	3,389,062	4,565
*	TIM SA ADR	376,688	4,565
*	Grupo Mateus SA	5,441,108	4,511
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	930,786	4,316
	Cia Energetica de Minas Gerais	1,300,200	4,274
	Enauta Participacoes SA	1,124,630	4,028
*	Tupy SA	909,992	4,005
*	Infracommerce CXAAS SA	3,389,700	3,957
*	Anima Holding SA	4,484,975	3,883
*	Marcopolo SA Preference Shares	7,929,831	3,786
	CM Hospitalar SA	1,099,300	3,744
*	BK Brasil Operacao e Assessoria a Restaurantes SA	3,092,911	3,718
	Ambipar Participacoes e Empreendimentos SA	659,848	3,539
*	Smartfit Escola de Ginastica e Danca SA	1,521,000	3,392
	Blau Farmaceutica SA	609,500	3,307
	Camil Alimentos SA	1,847,300	3,267

		Shares	Market Value ($000)
	Taurus Armas SA Preference Shares	877,400	3,168
	Fras-Le SA	1,379,772	3,165
*	EcoRodovias Infraestrutura e Logistica SA	2,764,571	3,040
[2]	Centrais Eletricas Brasileiras SA ADR (XNYS)	313,592	2,885
	Boa Vista Servicos SA	2,662,860	2,769
	Cia Paranaense de Energia	2,165,400	2,708
	Direcional Engenharia SA	1,140,143	2,609
*	Lojas Quero Quero SA	2,219,561	2,608
	LOG Commercial Properties e Participacoes SA	620,218	2,508
	Instituto Hermes Pardini SA	625,360	2,462
	Mahle-Metal Leve SA	525,673	2,448
*	Hidrovias do Brasil SA	5,523,700	2,381
	Usinas Siderurgicas de Minas Gerais SA Usiminas	1,436,600	2,313
	Hospital Mater Dei SA	1,444,226	2,278
	Iguatemi SA	4,151,499	2,062
	Armac Locacao Logistica E Servicos SA	851,250	1,954
	Multilaser Industrial SA	2,292,200	1,949
*	Oncoclinicas do Brasil Servicos Medicos SA	1,830,600	1,893
*	Empreendimentos Pague Menos SA	2,110,700	1,832
	Wiz Solucoes e Corretagem de Seguros SA	1,191,824	1,709
*	Guararapes Confeccoes SA	1,179,860	1,701
	Even Construtora e Incorporadora SA	1,539,310	1,589
	Bradespar SA	355,201	1,405
*,1	Meliuz SA	6,617,450	1,343
	Aeris Industria E Comercio De Equipamentos Para Geracao De Energia SA	2,008,764	1,165
*	Sequoia Logistica e Transportes SA	1,057,600	1,134
*	Cia Brasileira de Distribuicao ADR	354,344	1,091
	MPM Corporeos SA	2,064,722	1,018
*	C&A Modas SA	1,730,960	940
[1]	Ser Educacional SA	760,628	866
*	Construtora Tenda SA	1,110,987	840
	Iguatemi SA	73,174	279
*,2	Getnet Adquirencia e Servicos para Meios de Pagamento SA ADR	104,991	181
*	FII Iridium Rights Exp. 8/11/22	39,611	23
	Telefonica Brasil SA ADR	366	3
*,3	Oi SA ADR	1	—
			5,817,563
Chile (0.7%)
	Sociedad Quimica y Minera de Chile SA Preference Shares Class B	1,610,945	160,002
	Banco de Chile	611,968,616	58,066
	Empresas Copec SA	6,809,341	55,768
	Sociedad Quimica y Minera de Chile SA ADR	341,471	33,590
	Empresas CMPC SA	16,796,228	28,537
	Cia Sud Americana de Vapores SA	243,751,988	26,374
	Cencosud SA	18,337,856	25,051
	Falabella SA	11,059,022	24,668
	Enel Americas SA	231,808,523	23,461
	Banco Santander Chile	586,589,795	23,233
	Banco de Credito e Inversiones SA	706,512	21,317
	Sociedad Quimica y Minera de Chile SA Class A	203,218	16,695
	Banco Santander Chile ADR	710,838	11,118
	Cia Cervecerias Unidas SA	1,827,473	10,546
	Quinenco SA	3,729,286	10,140
	Itau CorpBanca Chile SA	4,625,610,005	9,995
	CAP SA	1,039,781	9,516
	Enel Chile SA	329,956,141	9,447
	Embotelladora Andina SA Preference Shares Class B	5,059,174	9,180

		Shares	Market Value ($000)
	Colbun SA	100,182,068	8,510
	Parque Arauco SA	9,601,909	8,109
	Aguas Andinas SA Class A	37,741,645	7,612
	Cencosud Shopping SA	6,896,814	7,440
	Empresa Nacional de Telecomunicaciones SA	1,887,709	6,243
	Vina Concha y Toro SA	3,167,079	4,260
	SMU SA	41,628,312	4,256
	Enel Americas SA ADR	771,420	3,904
	Plaza SA	4,153,663	3,545
	Engie Energia Chile SA	7,358,216	3,332
	Inversiones Aguas Metropolitanas SA	6,741,307	2,955
	SONDA SA	7,171,699	2,366
	Ripley Corp. SA	14,756,935	2,202
	Inversiones La Construccion SA	449,396	1,349
	Salfacorp SA	4,524,748	1,249
[2]	Enel Chile SA ADR	588,006	794
			634,830
China (33.6%)
	Tencent Holdings Ltd.	84,330,844	3,259,287
*	Alibaba Group Holding Ltd.	211,389,460	2,376,751
*,1	Meituan Class B	57,724,882	1,294,963
	JD.com Inc. Class A	33,240,993	991,664
	China Construction Bank Corp. Class H	1,311,187,103	837,338
	Industrial & Commercial Bank of China Ltd. Class H	1,122,225,614	593,307
*	Baidu Inc. Class A	31,512,565	544,676
	Ping An Insurance Group Co. of China Ltd. Class H	84,235,813	495,057
*,1	Wuxi Biologics Cayman Inc.	49,839,066	477,065
	BYD Co. Ltd. Class H	11,484,156	420,159
	NetEase Inc.	21,154,111	395,725
	Bank of China Ltd. Class H	1,072,337,735	381,308
*	NIO Inc. ADR	18,553,956	366,070
*,1	Xiaomi Corp. Class B	205,654,600	323,451
	China Merchants Bank Co. Ltd. Class H	56,895,795	307,425
*,1	Kuaishou Technology	27,146,600	272,944
	Li Ning Co. Ltd.	31,888,074	258,664
*	Pinduoduo Inc. ADR	5,215,381	255,606
*	Li Auto Inc. ADR	7,013,498	230,323
*	China Mengniu Dairy Co. Ltd.	43,362,920	201,464
	Kweichow Moutai Co. Ltd. Class A	711,264	200,400
*	Trip.com Group Ltd. ADR	7,467,139	192,503
*,2	XPeng Inc. Class A ADR	7,244,323	176,979
	China Petroleum & Chemical Corp. Class H	374,698,822	176,654
	ANTA Sports Products Ltd.	15,905,805	175,137
	ENN Energy Holdings Ltd.	10,681,055	174,236
	China Resources Land Ltd.	38,814,325	162,100
	China Resources Beer Holdings Co. Ltd.	22,120,124	152,578
	Geely Automobile Holdings Ltd.	75,797,743	150,299
	China Overseas Land & Investment Ltd.	53,945,841	149,075
[1,2]	Nongfu Spring Co. Ltd. Class H	24,575,400	147,285
	China Life Insurance Co. Ltd. Class H	96,464,734	143,676
	China Shenhua Energy Co. Ltd. Class H	47,674,360	134,744
	Kweichow Moutai Co. Ltd. Class A (XSHG)	472,576	133,149
	Agricultural Bank of China Ltd. Class H	399,144,343	131,647
	CSPC Pharmaceutical Group Ltd.	117,690,529	128,866
	PetroChina Co. Ltd. Class H	274,930,227	128,381
	Sunny Optical Technology Group Co. Ltd.	9,137,775	123,621
*,2	BeiGene Ltd.	9,365,300	120,470
*	KE Holdings Inc. ADR	8,464,865	119,439

		Shares	Market Value ($000)
	H World Group Ltd. ADR (XNGS)	3,052,413	117,060
	Shenzhou International Group Holdings Ltd.	10,599,741	111,490
	Haier Smart Home Co. Ltd. Class H	33,216,055	106,308
	Xinyi Solar Holdings Ltd.	59,640,000	101,317
[1]	Postal Savings Bank of China Co. Ltd. Class H	151,709,010	100,374
	PICC Property & Casualty Co. Ltd. Class H	94,640,207	97,147
	Zijin Mining Group Co. Ltd. Class H	76,707,097	89,886
	COSCO SHIPPING Holdings Co. Ltd. Class H	58,790,105	88,202
	China Pacific Insurance Group Co. Ltd. Class H	41,037,192	87,657
[1]	Longfor Group Holdings Ltd.	25,894,101	86,522
*	Bilibili Inc.	3,535,541	86,420
[1]	China Tower Corp. Ltd. Class H	660,222,936	84,939
	Yankuang Energy Group Co. Ltd. Class H	26,930,023	84,151
	Great Wall Motor Co. Ltd. Class H	51,820,875	82,152
	Sino Biopharmaceutical Ltd.	137,258,444	79,575
	CITIC Securities Co. Ltd. Class H	38,338,438	78,831
*,1	JD Health International Inc.	10,335,040	78,392
*,1	Innovent Biologics Inc.	18,622,320	77,842
*	Kingdee International Software Group Co. Ltd.	35,965,284	77,653
*,2	Full Truck Alliance Co. Ltd. ADR	8,940,942	75,909
	China Longyuan Power Group Corp. Ltd. Class H	46,957,493	75,440
	CITIC Ltd.	68,887,026	74,507
*	Contemporary Amperex Technology Co. Ltd. Class A	955,144	72,574
	Wuliangye Yibin Co. Ltd. Class A (XSHE)	2,577,798	68,359
	Tsingtao Brewery Co. Ltd.	6,919,786	67,593
	Anhui Conch Cement Co. Ltd. Class H	16,955,135	67,086
	China National Building Material Co. Ltd. Class H	63,875,473	64,113
	China Gas Holdings Ltd.	41,064,893	63,123
	Bank of Communications Co. Ltd. Class H	104,527,609	62,216
	Ping An Insurance Group Co. of China Ltd. Class A	9,891,000	61,912
[1,2]	Smoore International Holdings Ltd.	24,886,000	57,472
	Country Garden Services Holdings Co. Ltd.	25,651,331	57,204
	Zhongsheng Group Holdings Ltd.	9,260,406	53,015
*	Vipshop Holdings Ltd. ADR	5,757,511	52,739
	China Resources Gas Group Ltd.	12,533,705	52,597
*	New Oriental Education & Technology Group Inc. ADR	1,900,036	52,080
	China Tourism Group Duty Free Corp. Ltd. Class A	1,667,322	52,079
	China Vanke Co. Ltd. Class H	26,909,300	51,184
*	Daqo New Energy Corp. ADR	774,632	50,119
	China Resources Power Holdings Co. Ltd.	26,463,149	49,823
*	Genscript Biotech Corp.	13,538,320	49,017
[1]	China Feihe Ltd.	55,401,000	48,646
	Guangzhou Automobile Group Co. Ltd. Class H	51,036,820	47,906
*	Contemporary Amperex Technology Co. Ltd. Class A (XSHE)	623,400	47,367
	China CITIC Bank Corp. Ltd. Class H	113,095,476	47,272
	Hengan International Group Co. Ltd.	9,722,026	47,057
	BYD Co. Ltd. Class A (XSHE)	984,548	47,057
	ZTO Express Cayman Inc.	1,839,634	47,031
	WuXi AppTec Co. Ltd. Class A (XSSC)	3,330,206	46,169
*,1	JD Logistics Inc.	22,489,146	45,698
	LONGi Green Energy Technology Co. Ltd. Class A	4,882,041	44,731
*	Kanzhun Ltd. ADR	1,887,162	44,367
*	GDS Holdings Ltd. Class A	12,866,844	44,071
	Lufax Holding Ltd. ADR	9,612,919	44,027
[1]	China International Capital Corp. Ltd. Class H	23,841,940	43,839
	China Power International Development Ltd.	76,615,063	43,401
[2]	Country Garden Holdings Co. Ltd.	110,247,469	42,635
	China Merchants Bank Co. Ltd. Class A (XSSC)	8,163,249	42,555

		Shares	Market Value ($000)
	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	32,711,844	40,918
	China Conch Venture Holdings Ltd.	20,939,518	40,595
	Kingsoft Corp. Ltd.	12,134,078	40,515
	Sinopharm Group Co. Ltd. Class H	17,636,225	40,408
	BYD Co. Ltd. Class A (XSEC)	842,669	40,276
*	Alibaba Health Information Technology Ltd.	66,802,112	40,115
	China Yangtze Power Co. Ltd. Class A	11,296,498	40,083
	Guangdong Investment Ltd.	41,134,021	40,070
	China Railway Group Ltd. Class H	67,030,604	39,903
	Foshan Haitian Flavouring & Food Co. Ltd. Class A	3,149,955	38,705
	Haitong Securities Co. Ltd. Class H	57,378,870	38,430
[1]	CGN Power Co. Ltd. Class H	165,569,514	38,178
	China Merchants Bank Co. Ltd. Class A (XSHG)	7,295,229	38,030
	Kunlun Energy Co. Ltd.	51,596,541	37,984
	Wanhua Chemical Group Co. Ltd. Class A	2,970,567	36,966
	Zhuzhou CRRC Times Electric Co. Ltd.	8,602,279	36,941
	Industrial & Commercial Bank of China Ltd. Class A (XSSC)	56,556,776	36,787
	Industrial Bank Co. Ltd. Class A	13,893,265	36,702
	China Yangtze Power Co. Ltd. Class A (XSHG)	10,284,791	36,493
*	Tencent Music Entertainment Group ADR	8,628,161	36,325
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A (XSHG)	878,326	35,746
	People's Insurance Co. Group of China Ltd. Class H	115,690,422	34,638
[1]	China Resources Mixc Lifestyle Services Ltd.	8,141,800	34,495
	Fuyao Glass Industry Group Co. Ltd. Class A (XSHG)	5,662,132	34,478
	China Minsheng Banking Corp. Ltd. Class H	103,633,094	33,799
*	Zai Lab Ltd. ADR	830,652	33,666
	China Merchants Port Holdings Co. Ltd.	20,564,671	33,168
	Weichai Power Co. Ltd. Class H	23,093,294	33,016
*,2	JinkoSolar Holding Co. Ltd. ADR	496,355	32,918
	Muyuan Foods Co. Ltd. Class A (XSHE)	3,651,331	32,389
[1,2]	Ganfeng Lithium Co. Ltd. Class H	3,562,640	32,214
	China Hongqiao Group Ltd.	30,889,000	32,189
	Anhui Gujing Distillery Co. Ltd. Class B	2,095,508	32,042
	Luzhou Laojiao Co. Ltd. Class A (XSHE)	960,199	31,701
	New China Life Insurance Co. Ltd. Class H	13,291,512	31,674
*	TAL Education Group ADR	6,196,497	30,487
[1]	WuXi AppTec Co. Ltd. Class H	2,507,519	30,377
	Aier Eye Hospital Group Co. Ltd. Class A	6,675,157	30,169
	Kingboard Holdings Ltd.	10,242,108	29,965
*,1,2	Haidilao International Holding Ltd.	14,942,000	29,854
[1]	Yadea Group Holdings Ltd.	13,696,000	29,537
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	680,471	29,291
	Wuliangye Yibin Co. Ltd. Class A	1,093,162	28,989
	Luxshare Precision Industry Co. Ltd. Class A (XSHE)	5,739,683	28,950
	GF Securities Co. Ltd. Class A	12,184,855	28,869
	Shanghai Baosight Software Co. Ltd. Class B	8,451,772	28,352
*	Chinasoft International Ltd.	33,091,155	28,330
*	Huaneng Power International Inc. Class H	59,106,822	28,260
[2]	BYD Electronic International Co. Ltd.	10,954,029	28,143
	Dongfeng Motor Group Co. Ltd. Class H	40,341,430	27,876
	China Galaxy Securities Co. Ltd. Class H	55,818,375	27,604
	China Medical System Holdings Ltd.	17,284,584	27,477
*,1,2	Hygeia Healthcare Holdings Co. Ltd.	4,738,084	27,246
	China Everbright Environment Group Ltd.	50,716,203	26,993
	Agricultural Bank of China Ltd. Class A (XSSC)	63,521,395	26,887
*,1,2	ZhongAn Online P&C Insurance Co. Ltd. Class H	10,566,093	26,830
[2]	Far East Horizon Ltd.	32,336,130	26,653
	East Money Information Co. Ltd. Class A	8,032,343	26,605

		Shares	Market Value ($000)
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	7,304,109	26,470
	Autohome Inc. ADR	741,445	26,462
[1]	Hansoh Pharmaceutical Group Co. Ltd.	13,561,000	26,432
	China Oilfield Services Ltd. Class H	28,608,348	26,353
	360 DigiTech Inc. ADR	1,807,497	26,245
	Tongwei Co. Ltd. Class A	3,280,285	26,233
	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A (XSHE)	1,063,741	26,112
[2]	Xtep International Holdings Ltd.	15,967,791	25,968
	China State Construction International Holdings Ltd.	25,018,728	25,942
	Sungrow Power Supply Co. Ltd. Class A	1,407,192	25,933
	CMOC Group Ltd. Class H	52,820,171	25,931
*	Canadian Solar Inc.	698,210	25,757
[1]	Huatai Securities Co. Ltd. Class H	19,132,408	25,238
	Eve Energy Co. Ltd. Class A	1,784,938	25,078
	Ping An Bank Co. Ltd. Class A (XSHE)	13,170,704	24,833
	Shenzhen Inovance Technology Co. Ltd. Class A	2,494,228	24,498
	Fosun International Ltd.	31,021,125	24,440
	Greentown China Holdings Ltd.	12,286,719	24,287
[3]	Sunac China Holdings Ltd.	45,814,020	24,057
*,2	Flat Glass Group Co. Ltd. Class H	6,600,000	23,923
	China Coal Energy Co. Ltd. Class H	30,569,653	23,781
	Yangzijiang Shipbuilding Holdings Ltd.	34,944,498	23,560
*	Tongcheng Travel Holdings Ltd.	12,244,400	23,407
	Shanghai Pudong Development Bank Co. Ltd. Class A	21,697,331	23,399
	Beijing Enterprises Holdings Ltd.	7,228,267	23,166
*,1,2	Haichang Ocean Park Holdings Ltd.	22,476,000	22,933
[1,2]	Pop Mart International Group Ltd.	10,024,200	22,920
	Jiangxi Copper Co. Ltd. Class H	18,589,722	22,772
	Aluminum Corp. of China Ltd. Class H	61,803,237	22,636
	Yuexiu Property Co. Ltd.	18,085,332	22,594
*,1	China Literature Ltd.	5,703,764	22,479
	Inner Mongolia Yitai Coal Co. Ltd. Class B	14,236,696	22,448
	China Three Gorges Renewables Group Co. Ltd. Class A	23,926,300	22,329
	Chongqing Zhifei Biological Products Co. Ltd. Class A	1,509,351	22,303
	JA Solar Technology Co. Ltd. Class A (XSHE)	1,927,240	22,259
	Agricultural Bank of China Ltd. Class A (XSHG)	52,073,300	22,041
	ZTE Corp. Class H	10,226,439	22,007
[2]	Bosideng International Holdings Ltd.	37,489,764	21,881
	TravelSky Technology Ltd. Class H	13,191,867	21,863
	China Taiping Insurance Holdings Co. Ltd.	20,732,400	21,862
*	Tianqi Lithium Corp. Class A (XSHE)	1,252,687	21,553
	Hangzhou Tigermed Consulting Co. Ltd. Class A	1,420,834	21,548
	CRRC Corp. Ltd. Class H	57,404,000	21,350
	China State Construction Engineering Corp. Ltd. Class A	28,516,970	21,336
[1]	Topsports International Holdings Ltd.	25,398,000	21,185
	Bank of Ningbo Co. Ltd. Class A (XSHE)	4,560,377	21,160
	Inner Mongolia Yili Industrial Group Co. Ltd. Class A	3,964,892	21,093
	LONGi Green Energy Technology Co. Ltd. Class A (XSHG)	2,297,021	21,046
	China Jinmao Holdings Group Ltd.	90,505,771	21,003
	COSCO SHIPPING Ports Ltd.	27,357,359	20,423
	Poly Developments & Holdings Group Co. Ltd. Class A	8,237,170	20,374
	Xinjiang Goldwind Science & Technology Co. Ltd. Class H	11,400,690	20,367
	Jiangsu Hengrui Medicine Co. Ltd. Class A	3,870,843	20,304
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A (XSHE)	466,287	20,071
	SF Holding Co. Ltd. Class A	2,690,979	19,934
	Haitian International Holdings Ltd.	8,203,180	19,631
*,2	Yihai International Holding Ltd.	6,635,648	19,438
[1,2]	Jiumaojiu International Holdings Ltd.	8,877,000	19,315

		Shares	Market Value ($000)
	Bank of Communications Co. Ltd. Class A (XSSC)	27,951,539	19,181
*	Weibo Corp. ADR	994,357	19,112
	China Overseas Property Holdings Ltd.	18,272,311	19,097
*	Air China Ltd. Class H	24,241,808	19,027
	China Resources Cement Holdings Ltd.	30,897,076	19,005
	Beijing-Shanghai High Speed Railway Co. Ltd. Class A	27,440,642	18,939
	Chongqing Changan Automobile Co. Ltd. Class B	29,718,711	18,930
	Nine Dragons Paper Holdings Ltd.	22,333,910	18,420
	AviChina Industry & Technology Co. Ltd. Class H	34,473,476	18,393
	Ganfeng Lithium Co. Ltd. Class A (XSHE)	1,374,030	18,224
	China Vanke Co. Ltd. Class A (XSHE)	7,134,297	18,212
[1,2]	China Merchants Securities Co. Ltd. Class H	19,556,056	18,120
	Bank of China Ltd. Class A (XSSC)	39,685,200	18,035
*,1,2	Akeso Inc.	6,737,000	18,026
	Shanghai Pharmaceuticals Holding Co. Ltd. Class H	11,899,426	17,920
	Haier Smart Home Co. Ltd. Class A (XSSC)	4,850,507	17,873
	CRRC Corp. Ltd. Class A	23,269,989	17,812
	Tsingtao Brewery Co. Ltd. Class A (XSHG)	1,201,551	17,593
*,1	Hua Hong Semiconductor Ltd.	5,864,606	17,566
*	COSCO SHIPPING Energy Transportation Co. Ltd. Class H	25,522,261	17,549
	Shandong Gold Mining Co. Ltd. Class A (XSSC)	6,427,246	17,457
*,1,2,3	Evergrande Property Services Group Ltd.	59,237,000	17,356
	Beijing Enterprises Water Group Ltd.	57,002,691	17,282
	Dongyue Group Ltd.	15,887,339	17,280
	Yunnan Energy New Material Co. Ltd. (XSHE)	543,035	17,263
	Shougang Fushan Resources Group Ltd.	47,730,000	16,991
	Jiangsu Expressway Co. Ltd. Class H	19,426,976	16,953
*,2	Golden Solar New Energy Technology Holdings Ltd.	10,484,000	16,953
	Zijin Mining Group Co. Ltd. Class A (XSSC)	12,755,600	16,933
	China Cinda Asset Management Co. Ltd. Class H	122,913,276	16,931
	Shenzhen International Holdings Ltd.	18,167,978	16,734
*,2	iQIYI Inc. ADR	4,357,274	16,645
	Zhejiang Expressway Co. Ltd. Class H	20,581,477	16,565
	JOYY Inc. ADR	638,198	16,523
*	RLX Technology Inc. ADR	10,136,484	16,421
	China Lesso Group Holdings Ltd.	13,141,317	16,106
[1]	Jinxin Fertility Group Ltd.	20,625,500	16,026
*	Alibaba Pictures Group Ltd.	186,929,250	15,950
*,2	China Southern Airlines Co. Ltd. Class H	29,427,638	15,937
	Huatai Securities Co. Ltd. Class A (XSSC)	7,927,031	15,636
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	352,606	15,498
	Guotai Junan Securities Co. Ltd. Class A (XSHG)	7,178,500	15,430
*	China Conch Environment Protection Holdings Ltd.	19,399,018	15,361
	China Meidong Auto Holdings Ltd.	6,318,521	15,356
	Industrial Bank Co. Ltd. Class A (XSHG)	5,785,401	15,283
[2]	Shanghai Fudan Microelectronics Group Co. Ltd. Class H	4,269,000	15,242
*	Beijing Capital International Airport Co. Ltd. Class H	25,830,447	15,185
[1,2]	CSC Financial Co. Ltd. Class H	16,246,000	15,180
	CSC Financial Co. Ltd. Class A	3,917,310	15,162
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	17,172,573	15,102
	Zhejiang Huayou Cobalt Co. Ltd. Class A (XSHG)	1,202,288	15,069
	Pharmaron Beijing Co. Ltd. Class A (XSEC)	1,303,606	14,998
[2]	CIFI Holdings Group Co. Ltd.	54,827,330	14,891
	China Traditional Chinese Medicine Holdings Co. Ltd.	35,030,802	14,871
	NARI Technology Co. Ltd. Class A (XSHG)	3,404,770	14,776
	C&D International Investment Group Ltd.	6,003,000	14,604
[1]	3SBio Inc.	21,679,086	14,430
	SF Holding Co. Ltd. Class A (XSHE)	1,941,124	14,379

		Shares	Market Value ($000)
	Shaanxi Coal Industry Co. Ltd. Class A (XSHG)	5,067,134	14,373
	East Money Information Co. Ltd. Class A (XSHE)	4,329,443	14,340
	China Life Insurance Co. Ltd. Class A	3,448,790	14,286
[1]	China Resources Pharmaceutical Group Ltd.	23,768,626	14,255
	Luzhou Laojiao Co. Ltd. Class A	431,300	14,239
*,2	Zhaojin Mining Industry Co. Ltd. Class H	14,887,167	14,220
*,1,2	Ping An Healthcare & Technology Co. Ltd.	5,443,595	14,218
*,1,2	Weimob Inc.	27,144,000	14,168
*	Foxconn Industrial Internet Co. Ltd. Class A	9,484,900	14,165
	Xinte Energy Co. Ltd. Class H	5,312,400	14,123
	China Shenhua Energy Co. Ltd. Class A (XSHG)	3,351,530	13,983
[1]	Dali Foods Group Co. Ltd.	29,317,548	13,959
	Sany Heavy Equipment International Holdings Co. Ltd.	12,821,954	13,953
	Zijin Mining Group Co. Ltd. Class A (XSHG)	10,475,800	13,906
	SAIC Motor Corp. Ltd. Class A	5,770,013	13,898
	Orient Securities Co. Ltd. Class A (XSSC)	10,753,577	13,841
	China Communications Services Corp. Ltd. Class H	33,834,821	13,756
[2]	Hopson Development Holdings Ltd.	10,349,049	13,678
	Imeik Technology Development Co. Ltd. Class A (XSHE)	156,160	13,609
	Kingboard Laminates Holdings Ltd.	14,823,299	13,585
*,1,2	New Horizon Health Ltd.	4,463,500	13,406
	NAURA Technology Group Co. Ltd. Class A (XSHE)	353,300	13,348
	BOE Technology Group Co. Ltd. Class B (XSHE)	24,984,589	13,343
	China Shenhua Energy Co. Ltd. Class A (XSSC)	3,198,248	13,343
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	1,224,592	13,317
*	COFCO Joycome Foods Ltd.	30,649,000	13,297
	China Everbright Bank Co. Ltd. Class H	43,440,956	13,175
	Hollysys Automation Technologies Ltd.	834,850	13,166
*	Unigroup Guoxin Microelectronics Co. Ltd. Class A (XSHE)	416,693	13,061
	China United Network Communications Ltd. Class A	25,513,444	13,037
	Trina Solar Co. Ltd. Class A (XSHG)	1,030,914	12,734
	China CITIC Bank Corp. Ltd. Class A (XSSC)	19,512,466	12,639
	China Petroleum & Chemical Corp. Class A	20,639,101	12,624
	Citic Pacific Special Steel Group Co. Ltd. Class A (XSHE)	4,224,654	12,574
*	Yihai Kerry Arawana Holdings Co. Ltd. Class A	1,836,363	12,503
	NARI Technology Co. Ltd. Class A	2,878,761	12,491
*,1,2	Shanghai Junshi Biosciences Co. Ltd. Class H	2,958,200	12,408
	Trina Solar Co. Ltd. Class A	996,470	12,319
	Fufeng Group Ltd.	21,196,495	12,291
	WuXi AppTec Co. Ltd. Class A (XSHG)	886,346	12,288
*,1	InnoCare Pharma Ltd.	8,633,000	12,192
	China Suntien Green Energy Corp. Ltd. Class H	24,851,823	12,190
	Ginlong Technologies Co. Ltd. Class A	354,475	12,093
*	Wingtech Technology Co. Ltd. Class A	1,182,931	12,076
	China Water Affairs Group Ltd.	13,386,149	12,016
	TCL Zhonghuan Renewable Energy Technology Co. Ltd. Class A (XSHE)	1,584,800	11,982
	Muyuan Foods Co. Ltd. Class A	1,341,067	11,896
*,1,2	Remegen Co. Ltd. Class H	2,077,500	11,893
	China Everbright Bank Co. Ltd. Class A (XSSC)	27,600,494	11,892
	Greentown Service Group Co. Ltd.	13,177,893	11,795
	Xinyi Energy Holdings Ltd.	23,040,000	11,666
	Jinko Solar Co. Ltd. Class A	4,496,391	11,619
	China Northern Rare Earth Group High-Tech Co. Ltd. Class A	2,484,440	11,596
	SSY Group Ltd.	20,337,775	11,542
[1]	A-Living Smart City Services Co. Ltd.	9,460,413	11,539
	Jiangsu Hengrui Medicine Co. Ltd. Class A (XSHG)	2,189,399	11,484
*	China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A (XSHE)	5,633,030	11,462

		Shares	Market Value ($000)
[2]	Poly Property Services Co. Ltd. Class H	1,979,800	11,451
	Suzhou Maxwell Technologies Co. Ltd. Class A	162,116	11,402
	Grand Pharmaceutical Group Ltd.	20,574,710	11,400
	China Yongda Automobiles Services Holdings Ltd.	13,150,652	11,339
	Zoomlion Heavy Industry Science & Technology Co. Ltd. Class H	21,772,532	11,320
[2]	China International Marine Containers Group Co. Ltd. Class H	11,663,367	11,288
[2]	Tianneng Power International Ltd.	9,616,156	11,272
	Chongqing Rural Commercial Bank Co. Ltd. Class H	32,358,539	11,260
	TCL Zhonghuan Renewable Energy Technology Co. Ltd. Class A	1,485,600	11,232
[1]	Fuyao Glass Industry Group Co. Ltd. Class H	2,307,200	11,192
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	274,820	11,185
*	Noah Holdings Ltd. ADR	641,110	11,155
	Sinotruk Hong Kong Ltd.	9,418,967	11,130
	CITIC Securities Co. Ltd. Class A (XSSC)	3,800,980	11,084
	Inner Mongolia Yili Industrial Group Co. Ltd. Class A (XSHG)	2,076,762	11,048
	GoerTek Inc. Class A (XSHE)	2,299,204	10,872
*,2	Lifetech Scientific Corp.	31,957,059	10,854
*	Shenwan Hongyuan Group Co. Ltd. Class A (XSHE)	17,517,981	10,758
	AECC Aviation Power Co. Ltd. Class A	1,448,466	10,714
*	Advanced Micro-Fabrication Equipment Inc. China Class A	592,935	10,714
	Beijing Kingsoft Office Software Inc. Class A (XSHG)	410,349	10,679
	COSCO SHIPPING Development Co. Ltd. Class H	65,268,529	10,589
	Sany Heavy Industry Co. Ltd. Class A	4,181,164	10,581
*,2	China Eastern Airlines Corp. Ltd. Class H	28,721,558	10,465
	Guangdong Haid Group Co. Ltd. Class A (XSHE)	1,070,667	10,447
	Huadong Medicine Co. Ltd. Class A (XSHE)	1,557,247	10,421
*,2	Differ Group Holding Co. Ltd.	42,926,000	10,385
[2,3]	Shimao Group Holdings Ltd.	20,458,923	10,368
[1,2]	CanSino Biologics Inc. Class H	1,234,800	10,336
	Ping An Bank Co. Ltd. Class A	5,453,300	10,282
*	Shanghai Aiko Solar Energy Co. Ltd. Class A	1,766,500	10,277
*,2,3	China Evergrande Group	48,775,057	10,252
*	Yangzijiang Financial Holding Ltd.	35,555,698	10,167
	Sany Heavy Industry Co. Ltd. Class A (XSHG)	3,996,579	10,114
*,1,2	Koolearn Technology Holding Ltd.	3,763,000	10,062
*	Seazen Group Ltd.	29,354,101	10,060
	Weichai Power Co. Ltd. Class A (XSHE)	5,641,378	10,038
	Guangzhou Tinci Materials Technology Co. Ltd. Class A (XSHE)	1,288,458	10,035
	Bank of Nanjing Co. Ltd. Class A	6,529,668	10,027
*	China CSSC Holdings Ltd. Class A	2,886,329	10,011
	Ningbo Deye Technology Co. Ltd. Class A (XSHG)	200,354	9,971
[1]	China Railway Signal & Communication Corp. Ltd. Class H	31,153,798	9,960
	Yuexiu REIT	25,568,690	9,934
*	Lao Feng Xiang Co. Ltd. Class B	3,031,352	9,914
*,1,2	Linklogis Inc. Class B	13,351,500	9,902
	CITIC Securities Co. Ltd. Class A (XSHG)	3,382,863	9,865
	Henan Shuanghui Investment & Development Co. Ltd. Class A (XSHE)	2,445,776	9,749
*	Shanghai Electric Group Co. Ltd. Class H	38,897,315	9,735
	Sanan Optoelectronics Co. Ltd. Class A (XSSC)	2,937,042	9,680
	China Education Group Holdings Ltd.	11,386,724	9,650
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A (XSHG)	219,475	9,647
	Will Semiconductor Co. Ltd. Shanghai Class A (XSHG)	612,495	9,591
	Walvax Biotechnology Co. Ltd. Class A	1,484,157	9,581
	Metallurgical Corp. of China Ltd. Class H	45,755,885	9,567
*,2	China Ruyi Holdings Ltd.	32,990,709	9,549
[1,2]	Blue Moon Group Holdings Ltd.	11,978,500	9,549
	Baoshan Iron & Steel Co. Ltd. Class A (XSHG)	11,232,494	9,476
	Tsingtao Brewery Co. Ltd. Class A (XSSC)	641,386	9,391

		Shares	Market Value ($000)
*,2	Helens International Holdings Co. Ltd.	4,928,500	9,375
	Huizhou Desay Sv Automotive Co. Ltd. Class A (XSHE)	321,700	9,347
	Hello Group Inc. ADR	2,084,424	9,338
	China Minsheng Banking Corp. Ltd. Class A (XSSC)	17,167,854	9,281
*	Montage Technology Co. Ltd. Class A	1,089,951	9,276
	Fu Shou Yuan International Group Ltd.	13,609,913	9,272
[2]	China Everbright Ltd.	12,140,100	9,225
	BOE Technology Group Co. Ltd. Class A (XSHE)	15,937,654	9,210
	Sinopec Engineering Group Co. Ltd. Class H	21,432,064	9,203
	PetroChina Co. Ltd. Class A	11,837,890	9,176
	Shenzhen Expressway Corp. Ltd. Class H	9,931,170	9,156
	Shanghai Industrial Holdings Ltd.	6,448,289	9,118
	China National Chemical Engineering Co. Ltd. Class A	5,677,522	9,090
*,2	Canaan Inc. ADR	2,306,390	9,064
	Sinopec Shanghai Petrochemical Co. Ltd. Class H	54,804,131	9,027
*	Pangang Group Vanadium Titanium & Resources Co. Ltd. Class A	8,199,400	9,025
	Yunnan Baiyao Group Co. Ltd. Class A (XSHE)	1,101,229	9,023
	Focus Media Information Technology Co. Ltd. Class A (XSHE)	10,249,831	9,006
	FinVolution Group ADR	2,140,019	8,967
	Skyworth Group Ltd.	19,047,212	8,940
	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	363,309	8,918
	Daqin Railway Co. Ltd. Class A	9,835,760	8,837
	Ningbo Ronbay New Energy Technology Co. Ltd. Class A	425,820	8,792
	Foshan Haitian Flavouring & Food Co. Ltd. Class A (XSHG)	713,920	8,772
[2]	Jinke Smart Services Group Co. Ltd. Class H	4,420,200	8,757
	Inner Mongolia BaoTou Steel Union Co. Ltd. Class A	26,036,625	8,749
	Anhui Conch Cement Co. Ltd. Class A (XSHG)	1,804,757	8,712
*	Datang International Power Generation Co. Ltd. Class H	47,002,046	8,697
	China National Nuclear Power Co. Ltd. Class A (XSHG)	9,441,847	8,658
*	Shanghai International Airport Co. Ltd. Class A	1,126,967	8,637
	Ningbo Tuopu Group Co. Ltd. Class A	627,718	8,631
	Bank of Shanghai Co. Ltd. Class A (XSHG)	9,736,861	8,622
	China Datang Corp. Renewable Power Co. Ltd. Class H	31,736,000	8,614
*	Chongqing Sokon Industry Group Co. Ltd. Class A	759,128	8,609
	Sinotrans Ltd. Class H	28,566,836	8,568
*	Vnet Group Inc. ADR	1,659,520	8,563
	Chongqing Changan Automobile Co. Ltd. Class A (XSEC)	3,131,504	8,556
	Zhongyu Energy Holdings Ltd.	9,985,000	8,543
	Shanghai Jinjiang International Hotels Co. Ltd. Class B	4,192,192	8,536
	Jiangsu Hengli Hydraulic Co. Ltd. Class A	1,101,739	8,530
*	Everbright Securities Co. Ltd. Class A (XSSC)	3,781,910	8,519
[1]	BAIC Motor Corp. Ltd. Class H	31,605,093	8,505
	Chongqing Changan Automobile Co. Ltd. Class A (XSHE)	3,097,198	8,462
	Hangzhou Steam Turbine Co. Ltd. Class B	5,096,887	8,403
	Iflytek Co. Ltd. Class A (XSHE)	1,338,959	8,371
[1]	Legend Holdings Corp. Class H	7,299,914	8,365
	Shanghai Putailai New Energy Technology Co. Ltd. Class A	794,630	8,361
	Chongqing Brewery Co. Ltd. Class A	455,751	8,317
[1]	Hangzhou Tigermed Consulting Co. Ltd. Class H	797,000	8,278
	China State Construction Engineering Corp. Ltd. Class A (XSHG)	11,054,560	8,271
	Anhui Conch Cement Co. Ltd. Class A (XSSC)	1,712,561	8,268
	China Overseas Grand Oceans Group Ltd.	17,149,142	8,264
	SAIC Motor Corp. Ltd. Class A (XSHG)	3,428,865	8,259
[2]	Sihuan Pharmaceutical Holdings Group Ltd.	57,487,595	8,212
[2]	CIMC Enric Holdings Ltd.	8,797,019	8,178
	PAX Global Technology Ltd.	8,704,436	8,144
	Shenzhen Dynanonic Co. Ltd. Class A	152,820	8,141
	Digital China Holdings Ltd.	18,155,894	8,102

		Shares	Market Value ($000)
[1]	Guotai Junan Securities Co. Ltd. Class H	6,773,336	8,052
	AECC Aviation Power Co. Ltd. Class A (XSHG)	1,087,613	8,046
	Sun Art Retail Group Ltd.	27,282,500	8,043
	TBEA Co. Ltd. Class A	2,160,758	8,025
	Shenzhen Transsion Holdings Co. Ltd. Class A	754,936	7,962
	StarPower Semiconductor Ltd. Class A (XSHG)	137,300	7,956
	SG Micro Corp. Class A	330,741	7,911
*,2	I-Mab ADR	754,085	7,903
	Fuyao Glass Industry Group Co. Ltd. Class A (XSSC)	1,297,713	7,902
	ZTE Corp. Class A (XSEC)	2,176,074	7,901
	Wuxi Shangji Automation Co. Ltd. Class A	323,960	7,872
	Weichai Power Co. Ltd. Class A (XSEC)	4,423,500	7,871
*,2	Li Auto Inc. Class A	486,845	7,861
	Shede Spirits Co. Ltd. Class A	323,552	7,847
	Huaxia Bank Co. Ltd. Class A	10,286,640	7,823
	Tongwei Co. Ltd. Class A (XSHG)	975,800	7,804
	Yealink Network Technology Corp. Ltd. Class A (XSHE)	691,917	7,804
	Power Construction Corp. of China Ltd. Class A	7,234,508	7,796
	Changchun High & New Technology Industry Group Inc. Class A (XSHE)	270,268	7,794
	Bank of Ningbo Co. Ltd. Class A	1,677,470	7,784
*	Hainan Meilan International Airport Co. Ltd.	3,161,000	7,755
	Bloomage Biotechnology Corp. Ltd. Class A	327,308	7,752
	China Construction Bank Corp. Class A (XSSC)	9,364,110	7,748
	Lens Technology Co. Ltd. Class A	4,752,454	7,702
	Ningbo Orient Wires & Cables Co. Ltd. Class A	645,799	7,671
	Poly Developments & Holdings Group Co. Ltd. Class A (XSHG)	3,092,252	7,648
	China Zhenhua Group Science & Technology Co. Ltd. Class A (XSHE)	432,542	7,611
*,1	Luye Pharma Group Ltd.	25,349,956	7,604
[2]	Huadian Power International Corp. Ltd. Class H	21,811,909	7,551
*	Pylon Technologies Co. Ltd. Class A	128,339	7,470
	Hengli Petrochemical Co. Ltd. Class A (XSHG)	2,481,850	7,447
	China Reinsurance Group Corp. Class H	94,101,940	7,436
	Angang Steel Co. Ltd. Class H	22,388,652	7,420
*	Brilliance China Automotive Holdings Ltd.	19,850,559	7,409
	Hisense Home Appliances Group Co. Ltd. Class A (XSHE)	3,530,027	7,388
	SDIC Power Holdings Co. Ltd. Class A	4,812,507	7,385
	CSG Holding Co. Ltd. Class B	19,885,573	7,327
[2]	Ming Yuan Cloud Group Holdings Ltd.	7,932,000	7,282
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A (XSHG)	1,115,500	7,267
*,2	XD Inc.	3,058,400	7,252
	Gigadevice Semiconductor Beijing Inc. Class A	410,489	7,237
[2]	China Risun Group Ltd.	18,238,000	7,201
*	Shenwan Hongyuan Group Co. Ltd. Class A	11,680,174	7,173
*,1,2	Venus MedTech Hangzhou Inc. Class H	3,983,500	7,139
	Bank of Beijing Co. Ltd. Class A	11,518,773	7,135
	Chaozhou Three-Circle Group Co. Ltd. Class A	1,783,608	7,115
*,1,2	Alphamab Oncology	8,512,000	7,095
	Chengxin Lithium Group Co. Ltd. Class A	838,874	7,078
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class H	2,675,825	7,069
[1]	Simcere Pharmaceutical Group Ltd.	6,633,000	7,032
*	Yunnan Yuntianhua Co. Ltd. Class A	1,806,500	6,996
	China Resources Microelectronics Ltd. Class A	928,506	6,992
	Concord New Energy Group Ltd.	73,924,071	6,961
	Jiangsu Pacific Quartz Co. Ltd. Class A	318,710	6,933
	Yanlord Land Group Ltd.	9,249,260	6,912
*	Air China Ltd. Class A (XSHG)	4,814,714	6,906
[2]	Dongfang Electric Corp. Ltd. Class H	5,417,013	6,848
	Sino-Ocean Group Holding Ltd.	42,225,589	6,834

		Shares	Market Value ($000)
	Ningbo Shanshan Co. Ltd. Class A	1,617,618	6,821
	TCL Technology Group Corp. Class A (XSHE)	10,334,722	6,821
	NetDragon Websoft Holdings Ltd.	3,405,138	6,803
	China BlueChemical Ltd. Class H	25,064,568	6,781
*	China Southern Airlines Co. Ltd. Class A	7,124,155	6,777
	Shanxi Meijin Energy Co. Ltd. Class A	4,006,823	6,775
*,2	China Dili Group	38,445,940	6,770
	ZTE Corp. Class A (XSHE)	1,857,365	6,744
	Sunwoda Electronic Co. Ltd. Class A	1,573,180	6,722
	Yonyou Network Technology Co. Ltd. Class A	2,164,585	6,716
	Beijing Easpring Material Technology Co. Ltd. Class A	470,600	6,714
	Xinjiang Daqo New Energy Co. Ltd. Class A	734,319	6,698
	China Oriental Group Co. Ltd.	33,219,736	6,692
*	Sohu.com Ltd. ADR	405,166	6,685
[1]	Genertec Universal Medical Group Co. Ltd.	10,591,668	6,663
*,1,2	Zhou Hei Ya International Holdings Co. Ltd.	13,053,404	6,641
	China Merchants Energy Shipping Co. Ltd. Class A (XSHG)	6,459,623	6,639
	Beijing United Information Technology Co. Ltd. Class A	486,020	6,631
	Gemdale Properties & Investment Corp. Ltd.	79,762,000	6,599
*	Topchoice Medical Corp. Class A	302,579	6,597
	YongXing Special Materials Technology Co. Ltd. Class A (XSHE)	308,468	6,566
	Western Superconducting Technologies Co. Ltd. Class A	438,623	6,521
*	Aluminum Corp. of China Ltd. Class A	9,376,800	6,519
*	New Hope Liuhe Co. Ltd. Class A (XSHE)	2,745,724	6,494
	Shanghai Pudong Development Bank Co. Ltd. Class A (XSHG)	6,018,977	6,491
	Maxscend Microelectronics Co. Ltd. Class A	453,197	6,486
*,1,2	Kintor Pharmaceutical Ltd.	3,373,500	6,483
[2]	Tiangong International Co. Ltd.	17,907,224	6,473
	Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A	1,619,700	6,432
	Bethel Automotive Safety Systems Co. Ltd. Class A	405,520	6,406
	Mango Excellent Media Co. Ltd. Class A (XSHE)	1,372,130	6,403
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A (XSSC)	982,699	6,402
[2]	Agile Group Holdings Ltd.	19,461,226	6,377
[1,2]	Angelalign Technology Inc.	350,593	6,354
	Suzhou TA&A Ultra Clean Technology Co. Ltd. Class A	547,750	6,353
[2]	CIFI Ever Sunshine Services Group Ltd.	8,802,000	6,346
	Shenzhen Investment Ltd.	33,465,262	6,309
[2]	Shoucheng Holdings Ltd.	36,535,211	6,289
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	4,026,863	6,281
	China Jushi Co. Ltd. Class A	2,826,619	6,277
*	GD Power Development Co. Ltd. Class A	11,037,415	6,251
	Hangzhou First Applied Material Co. Ltd. Class A (XSHG)	600,788	6,240
	Anhui Gujing Distillery Co. Ltd. Class A	196,540	6,234
	Weifu High-Technology Group Co. Ltd. Class B	3,239,449	6,231
	CGN New Energy Holdings Co. Ltd.	15,546,000	6,231
	China Pacific Insurance Group Co. Ltd. Class A (XSHG)	2,074,093	6,228
*,2,3	GOME Retail Holdings Ltd.	169,020,708	6,170
*,1,2	Yidu Tech Inc.	5,913,100	6,167
	Joinn Laboratories China Co. Ltd. Class A	374,452	6,160
	360 Security Technology Inc. Class A	5,601,095	6,148
[1]	Pharmaron Beijing Co. Ltd. Class H	755,249	6,144
	Bank of Hangzhou Co. Ltd. Class A	2,885,351	6,131
	Yunnan Energy New Material Co. Ltd.	191,600	6,091
*	Hundsun Technologies Inc. Class A	964,831	6,090
	Tong Ren Tang Technologies Co. Ltd. Class H	8,619,132	6,065
	Hoymiles Power Electronics Inc. Class A	43,001	6,060
	Shandong Hualu Hengsheng Chemical Co. Ltd. Class A (XSHG)	1,426,263	6,051
	LB Group Co. Ltd. Class A (XSHE)	2,000,307	6,050

		Shares	Market Value ($000)
*	Zangge Mining Co. Ltd. Class A	1,209,800	6,031
[2]	MINISO Group Holding Ltd. ADR	1,024,595	6,014
	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. Class A	296,786	5,964
	Huayu Automotive Systems Co. Ltd. Class A	1,830,816	5,963
	Shandong Nanshan Aluminum Co. Ltd. Class A	11,453,713	5,963
	Ninestar Corp. Class A	798,340	5,955
*	Wens Foodstuffs Group Co. Ltd. Class A	1,663,742	5,944
	Jiangsu Eastern Shenghong Co. Ltd. Class A (XSHE)	2,012,600	5,903
[1]	Joinn Laboratories China Co. Ltd. Class H	916,160	5,901
	Sinomine Resource Group Co. Ltd. Class A	441,980	5,898
	Poly Property Group Co. Ltd.	27,257,038	5,842
*	Shanghai International Port Group Co. Ltd. Class A	7,164,734	5,836
	Zhejiang NHU Co. Ltd. Class A (XSSC)	1,906,094	5,835
	Pharmaron Beijing Co. Ltd. Class A (XSHE)	506,466	5,827
*	Jiangxi Special Electric Motor Co. Ltd. Class A	1,593,147	5,803
*	Jiangsu Zhongtian Technology Co. Ltd. Class A	1,692,264	5,793
	Shenzhen Overseas Chinese Town Co. Ltd. Class A (XSHE)	6,934,221	5,758
	Guanghui Energy Co. Ltd. Class A	3,956,412	5,730
	Anjoy Foods Group Co. Ltd. Class A	261,198	5,701
	China Railway Group Ltd. Class A (XSHG)	6,639,029	5,698
*	Dada Nexus Ltd. ADR	879,876	5,658
	Lonking Holdings Ltd.	28,401,868	5,634
*	Wintime Energy Co. Ltd. Class A	21,641,900	5,629
	BOE Technology Group Co. Ltd. Class A (XSEC)	9,725,100	5,620
	China Tourism Group Duty Free Corp. Ltd. Class A (XSHG)	179,700	5,613
	Yankuang Energy Group Co. Ltd. Class A (XSSC)	1,031,200	5,612
	Shanghai Putailai New Energy Technology Co. Ltd. Class A (XSHG)	530,690	5,584
	Iflytek Co. Ltd. Class A	888,950	5,558
	Bank of Hangzhou Co. Ltd. Class A (XSHG)	2,605,828	5,537
	Guotai Junan Securities Co. Ltd. Class A (XSSC)	2,573,068	5,531
*	China Common Rich Renewable Energy Investments Ltd.	206,154,000	5,508
*	Yatsen Holding Ltd. ADR	4,138,932	5,505
	Gemdale Corp. Class A	3,158,608	5,496
	Baoshan Iron & Steel Co. Ltd. Class A	6,462,184	5,451
	China National Nuclear Power Co. Ltd. Class A	5,934,100	5,441
*	Shanghai International Airport Co. Ltd. Class A (XSHG)	709,726	5,439
	Anhui Expressway Co. Ltd. Class H	7,116,097	5,413
	Yuexiu Transport Infrastructure Ltd.	9,658,501	5,407
	NAURA Technology Group Co. Ltd. Class A	143,100	5,407
	TBEA Co. Ltd. Class A (XSHG)	1,454,069	5,401
	Founder Securities Co. Ltd. Class A	5,520,913	5,391
	Hangzhou Silan Microelectronics Co. Ltd. Class A	862,070	5,341
	Shanghai RAAS Blood Products Co. Ltd. Class A	6,204,699	5,319
*	Fushun Special Steel Co. Ltd. Class A	1,960,890	5,301
	China Everbright Bank Co. Ltd. Class A (XSHG)	12,300,000	5,300
	Shandong Chenming Paper Holdings Ltd. Class B	14,819,546	5,288
*,2	Yeahka Ltd.	2,395,200	5,278
[2]	Guangzhou R&F Properties Co. Ltd. Class H	22,329,536	5,273
*	Jiangsu Zhongtian Technology Co. Ltd. Class A (XSHG)	1,534,400	5,252
	Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A	1,076,314	5,202
	Zhejiang Juhua Co. Ltd. Class A	2,022,362	5,200
	Yifeng Pharmacy Chain Co. Ltd. Class A	676,160	5,199
	JiuGui Liquor Co. Ltd. Class A (XSHE)	236,200	5,175
	Livzon Pharmaceutical Group Inc. Class H	1,728,753	5,154
*	Unigroup Guoxin Microelectronics Co. Ltd. Class A	163,788	5,134
	COSCO SHIPPING Holdings Co. Ltd. Class A	2,515,538	5,132
	Ovctek China Inc. Class A (XSHE)	723,242	5,130
	Bank of Communications Co. Ltd. Class A (XSHG)	7,470,900	5,127

		Shares	Market Value ($000)
	Beijing Tongrentang Co. Ltd. Class A (XSSC)	730,994	5,115
	Sichuan Road & Bridge Co. Ltd. Class A	3,398,595	5,105
	Zhejiang Jiuzhou Pharmaceutical Co. Ltd. Class A	731,570	5,099
	Jiangsu King's Luck Brewery JSC Ltd. Class A	781,815	5,084
	China Resources Medical Holdings Co. Ltd.	8,342,289	5,078
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A (XSHG)	194,117	5,073
	Ming Yang Smart Energy Group Ltd. Class A	1,136,006	5,059
	Jiangsu Eastern Shenghong Co. Ltd. Class A	1,723,963	5,056
	China Vanke Co. Ltd. Class A (XSEC)	1,977,298	5,048
	New China Life Insurance Co. Ltd. Class A (XSSC)	1,168,286	5,037
	Shaanxi Coal Industry Co. Ltd. Class A	1,772,483	5,028
	China Railway Group Ltd. Class A (XSSC)	5,847,514	5,019
	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	7,128,890	5,008
	Jiangsu Cnano Technology Co. Ltd. Class A	226,386	5,005
	Sieyuan Electric Co. Ltd. Class A	758,700	4,995
[1]	Shandong Gold Mining Co. Ltd. Class H	2,865,950	4,990
	Xiamen Tungsten Co. Ltd. Class A	1,246,759	4,982
	YTO Express Group Co. Ltd. Class A	1,732,100	4,973
*	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	923,079	4,969
*	National Silicon Industry Group Co. Ltd. Class A	1,652,870	4,969
*	Skshu Paint Co. Ltd. Class A	315,048	4,962
	Bank of Beijing Co. Ltd. Class A (XSHG)	7,990,662	4,950
	Sanan Optoelectronics Co. Ltd. Class A (XSHG)	1,500,200	4,944
	Ingenic Semiconductor Co. Ltd. Class A	372,616	4,937
	Hoshine Silicon Industry Co. Ltd. Class A	338,200	4,936
*	Amlogic Shanghai Co. Ltd. Class A	392,642	4,935
	Ningxia Baofeng Energy Group Co. Ltd. Class A	2,463,800	4,928
	Haohua Chemical Science & Technology Co. Ltd.	757,270	4,922
	Bank of Jiangsu Co. Ltd. Class A	4,582,387	4,904
	Wuhan DR Laser Technology Corp. Ltd. Class A	146,688	4,904
	Guangdong Haid Group Co. Ltd. Class A	501,059	4,889
*	BAIC BluePark New Energy Technology Co. Ltd. Class A	4,066,512	4,889
	Guangdong Provincial Expressway Development Co. Ltd. Class B	6,706,137	4,849
	Meihua Holdings Group Co. Ltd. Class A	2,937,500	4,844
	Wuhan Guide Infrared Co. Ltd. Class A (XSHE)	2,592,395	4,791
*,2	CMGE Technology Group Ltd.	17,572,000	4,786
	China Minsheng Banking Corp. Ltd. Class A (XSHG)	8,847,460	4,783
	Ecovacs Robotics Co. Ltd. Class A (XSHG)	347,387	4,783
	Songcheng Performance Development Co. Ltd. Class A	2,512,551	4,779
*	Sichuan New Energy Power Co. Ltd.	1,366,478	4,765
*	Seazen Holdings Co. Ltd. Class A (XSHG)	1,532,273	4,762
	Shenzhen Senior Technology Material Co. Ltd. Class A	1,120,128	4,756
	Shenzhen SC New Energy Technology Corp. Class A (XSHE)	239,070	4,739
*,1,2	Ocumension Therapeutics	3,205,215	4,737
	Huaxin Cement Co. Ltd. Class H	3,686,500	4,725
	Titan Wind Energy Suzhou Co. Ltd. Class A	1,782,272	4,719
*,1,2	Peijia Medical Ltd.	6,036,000	4,718
	Bank of Chongqing Co. Ltd. Class H	8,943,066	4,711
	Shan Xi Hua Yang Group New Energy Co. Ltd. Class A	1,483,075	4,699
	Gotion High-tech Co. Ltd. Class A	806,600	4,690
*,2	Zhuguang Holdings Group Co. Ltd.	34,095,000	4,687
	Shenzhen Kedali Industry Co. Ltd. Class A	216,700	4,673
[2]	China Modern Dairy Holdings Ltd.	35,493,299	4,662
	Jiangsu GoodWe Power Supply Technology Co. Ltd. Class A (XSHG)	91,321	4,662
*	Youngy Co. Ltd. Class A	239,500	4,658
*	China CSSC Holdings Ltd. Class A (XSHG)	1,341,500	4,653
*	Zhejiang Century Huatong Group Co. Ltd. Class A	6,973,302	4,647
*	Huaneng Power International Inc. Class A (XSSC)	4,445,997	4,641

		Shares	Market Value ($000)
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	4,704,958	4,618
*,1,2	Ascentage Pharma Group International	2,260,500	4,609
*,2	SOHO China Ltd.	26,396,030	4,607
	Sinoma Science & Technology Co. Ltd. Class A (XSHE)	1,072,739	4,607
	Xiamen Faratronic Co. Ltd. Class A	148,115	4,597
*	Kingsoft Cloud Holdings Ltd. ADR	1,397,820	4,585
	Zhejiang Dahua Technology Co. Ltd. Class A (XSHE)	2,081,892	4,583
	Levima Advanced Materials Corp. Class A	639,500	4,583
	Shanghai Pharmaceuticals Holding Co. Ltd. Class A (XSHG)	1,786,485	4,559
	Hengdian Group DMEGC Magnetics Co. Ltd. Class A (XSHE)	1,241,400	4,555
*	Kuang-Chi Technologies Co. Ltd. Class A (XSHE)	1,703,004	4,553
	Beijing Jingneng Clean Energy Co. Ltd. Class H	22,589,531	4,550
	Tianshui Huatian Technology Co. Ltd. Class A	3,449,119	4,544
	Yunnan Botanee Bio-Technology Group Co. Ltd. Class A (XSHE)	157,500	4,541
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	6,717,200	4,540
	Bank of Nanjing Co. Ltd. Class A (XSHG)	2,953,576	4,536
	Luxshare Precision Industry Co. Ltd. Class A	899,186	4,535
[1]	Yangtze Optical Fibre & Cable Joint Stock Ltd. Co. Class H	2,496,159	4,535
	GoerTek Inc. Class A	958,628	4,533
	Industrial Securities Co. Ltd. Class A	4,715,465	4,530
	Lepu Medical Technology Beijing Co. Ltd. Class A	1,700,192	4,526
*	China Energy Engineering Corp. Ltd.	13,283,900	4,522
	Sichuan Chuantou Energy Co. Ltd. Class A (XSHG)	2,433,016	4,507
*	Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	16,888,846	4,492
	Beijing Tongrentang Co. Ltd. Class A (XSHG)	641,800	4,491
	Yangzhou Yangjie Electronic Technology Co. Ltd. Class A	480,947	4,475
	Gongniu Group Co. Ltd. Class A	205,153	4,467
	Shanghai Friendess Electronic Technology Corp. Ltd. Class A	121,397	4,464
*	Risen Energy Co. Ltd. Class A	849,400	4,454
	Hongfa Technology Co. Ltd. Class A (XSHG)	729,168	4,450
	Gotion High-tech Co. Ltd. Class A (XSHE)	764,769	4,447
	Shanghai Electric Group Co. Ltd. Class A (XSHG)	6,708,393	4,434
	3peak Inc. Class A	65,268	4,432
	Shenzhen Capchem Technology Co. Ltd. Class A	669,420	4,419
	Shanxi Coking Coal Energy Group Co. Ltd. Class A (XSHE)	2,539,745	4,419
	China Northern Rare Earth Group High-Tech Co. Ltd. Class A (XSHG)	945,500	4,413
	Sinopec Kantons Holdings Ltd.	14,042,976	4,405
	CMOC Group Ltd. Class A (XSHG)	5,460,600	4,373
	Hangzhou Chang Chuan Technology Co. Ltd. Class A	574,075	4,303
	Shanghai Mechanical & Electrical Industry Co. Ltd. Class B	3,636,957	4,285
	Shandong Gold Mining Co. Ltd. Class A (XSHG)	1,571,280	4,268
	By-health Co. Ltd. Class A	1,553,906	4,266
*	TCL Electronics Holdings Ltd.	8,928,329	4,253
	Livzon Pharmaceutical Group Inc. Class A (XSHE)	898,081	4,235
	Huaibei Mining Holdings Co. Ltd. Class A	2,175,100	4,208
	Dongfang Electric Corp. Ltd. Class A (XSSC)	1,632,091	4,205
	Inner Mongolia Yuan Xing Energy Co. Ltd. Class A (XSHE)	3,088,732	4,195
	Longshine Technology Group Co. Ltd. Class A (XSHE)	917,625	4,194
	Maanshan Iron & Steel Co. Ltd. Class A (XSSC)	8,991,992	4,187
[2,3]	Logan Group Co. Ltd.	15,071,165	4,185
	Shanxi Coal International Energy Group Co. Ltd. Class A	1,901,600	4,184
	CMOC Group Ltd. Class A (XSSC)	5,201,011	4,166
	Autohome Inc. Class A	480,668	4,157
*	Chifeng Jilong Gold Mining Co. Ltd. Class A	1,530,688	4,155
	Hengyi Petrochemical Co. Ltd. Class A	2,988,100	4,154
[1,2]	Sunac Services Holdings Ltd.	9,683,903	4,154
	Consun Pharmaceutical Group Ltd.	7,577,000	4,152

		Shares	Market Value ($000)
	AECC Aero-Engine Control Co. Ltd. Class A	1,020,000	4,137
	Luoyang Xinqianglian Slewing Bearing Co. Ltd. Class A	288,082	4,129
*	Fujian Kuncai Material Technology Co. Ltd. Class A	427,100	4,125
	ENN Natural Gas Co. Ltd. Class A	1,608,631	4,124
[1,2]	AK Medical Holdings Ltd.	5,285,000	4,116
*,3	China Zhongwang Holdings Ltd.	19,211,219	4,111
	Xinjiang Goldwind Science & Technology Co. Ltd. Class A (XSHE)	1,850,726	4,109
*	Tibet Mineral Development Co. Class A	522,300	4,100
*,1,2	Mobvista Inc.	6,641,000	4,097
	Shanghai Medicilon Inc. Class A	83,512	4,093
	Thunder Software Technology Co. Ltd. Class A (XSHE)	193,027	4,086
	Henan Mingtai Al Industrial Co. Ltd. Class A	949,276	4,081
	Guosen Securities Co. Ltd. Class A (XSHE)	2,965,341	4,058
*	GD Power Development Co. Ltd. Class A (XSHG)	7,153,216	4,051
	Zhejiang Chint Electrics Co. Ltd. Class A (XSHG)	741,458	4,047
	Gigadevice Semiconductor Beijing Inc. Class A (XSHG)	229,390	4,044
*,2	Niu Technologies ADR	623,168	4,038
	Hengtong Optic-electric Co. Ltd. Class A	1,733,305	4,033
	Ningbo Zhoushan Port Co. Ltd. Class A	6,931,463	4,027
	Rongsheng Petrochemical Co. Ltd. Class A (XSHE)	1,892,544	4,021
[1]	Red Star Macalline Group Corp. Ltd. Class H	10,515,170	4,003
	Huizhou Desay Sv Automotive Co. Ltd. Class A	137,400	3,992
	Guangzhou Baiyun International Airport Co. Ltd. Class A (XSHG)	2,069,847	3,978
*	Lingyi iTech Guangdong Co. Class A (XSHE)	5,198,300	3,973
	Guangzhou Tinci Materials Technology Co. Ltd. Class A	510,020	3,972
	Satellite Chemical Co. Ltd. Class A (XSEC)	1,179,063	3,969
*	China Minmetals Rare Earth Co. Ltd. Class A	936,700	3,962
[2]	BBMG Corp. Class H	28,480,781	3,958
	Oppein Home Group Inc. Class A	220,397	3,942
*	Xiangtan Electric Manufacturing Co. Ltd. Class A	1,127,053	3,926
	Liaoning Port Co. Ltd. Class A	15,634,408	3,925
	Sichuan Kelun Pharmaceutical Co. Ltd. Class A (XSHE)	1,194,312	3,907
	Sichuan Hebang Biotechnology Co. Ltd. Class A	6,765,963	3,902
*,2	Comba Telecom Systems Holdings Ltd.	21,568,130	3,899
	Hubei Xingfa Chemicals Group Co. Ltd. Class A	703,250	3,897
	Zoomlion Heavy Industry Science & Technology Co. Ltd. Class A (XSHE)	4,269,291	3,897
*	Baoji Titanium Industry Co. Ltd. Class A	467,500	3,892
	North Industries Group Red Arrow Co. Ltd. Class A	796,743	3,885
	Metallurgical Corp. of China Ltd. Class A (XSSC)	8,007,833	3,874
[1,2]	Hope Education Group Co. Ltd.	46,036,000	3,874
	GCL Energy Technology Co. Ltd.	1,499,000	3,872
	Shanxi Taigang Stainless Steel Co. Ltd. Class A	5,254,700	3,869
*	Guangdong HEC Technology Holding Co. Ltd. Class A (XSHG)	2,244,191	3,856
	Inspur Electronic Information Industry Co. Ltd. Class A (XSHE)	1,065,310	3,846
	Shanghai Jinjiang International Hotels Co. Ltd. Class A	418,124	3,841
*	HUYA Inc. ADR	1,163,443	3,839
	Huayu Automotive Systems Co. Ltd. Class A (XSHG)	1,178,377	3,838
	Zhejiang Weixing New Building Materials Co. Ltd. Class A (XSEC)	1,310,729	3,829
	Leader Harmonious Drive Systems Co. Ltd. Class A	129,106	3,812
	Dazhong Transportation Group Co. Ltd. Class B	14,483,176	3,811
	Inner Mongolia BaoTou Steel Union Co. Ltd. Class A (XSHG)	11,321,540	3,804
	Beijing Roborock Technology Co. Ltd. Class A	78,397	3,796
	Shanghai Bairun Investment Holding Group Co. Ltd. Class A	944,824	3,793
*,1,2	China Renaissance Holdings Ltd.	3,288,200	3,792
	Tongkun Group Co. Ltd. Class A	1,765,399	3,786
	iRay Technology Co. Ltd. Class A	55,809	3,786
*	Asia - Potash International Investment Guangzhou Co. Ltd. Class A	731,750	3,786
*,1,2	Shimao Services Holdings Ltd.	11,145,000	3,763

		Shares	Market Value ($000)
	Anhui Jianghuai Automobile Group Corp. Ltd. Class A (XSHG)	1,311,701	3,755
	Dajin Heavy Industry Co. Ltd. Class A	538,200	3,752
	New China Life Insurance Co. Ltd. Class A (XSHG)	869,000	3,747
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A (XSSC)	872,491	3,734
	Ninestar Corp. Class A (XSHE)	498,987	3,722
	Keda Industrial Group Co. Ltd. (XSHG)	1,246,500	3,721
	Hunan Changyuan Lico Co. Ltd. Class A	1,294,560	3,712
	China Greatwall Technology Group Co. Ltd. Class A (XSHE)	2,581,088	3,709
	Hangzhou Binjiang Real Estate Group Co. Ltd. Class A	2,617,717	3,706
*	New Hope Liuhe Co. Ltd. Class A	1,562,521	3,695
	Ming Yang Smart Energy Group Ltd. Class A (XSHG)	828,600	3,690
	Shengyi Technology Co. Ltd. Class A	1,562,060	3,689
*	Bank of Changsha Co. Ltd. Class A	3,355,488	3,689
	Zhejiang Huayou Cobalt Co. Ltd. Class A	294,021	3,683
	Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A (XSHG)	356,490	3,683
	Shijiazhuang Yiling Pharmaceutical Co. Ltd. Class A	1,111,784	3,660
*	Spring Airlines Co. Ltd. Class A (XSSC)	472,836	3,656
*,2,3	Kaisa Group Holdings Ltd.	34,138,886	3,653
	XTC New Energy Materials Xiamen Co. Ltd. Class A	168,346	3,652
	Yunnan Baiyao Group Co. Ltd. Class A	445,330	3,649
	Tongling Nonferrous Metals Group Co. Ltd. Class A (XSHE)	8,082,400	3,645
	Haitong Securities Co. Ltd. Class A (XSHG)	2,619,100	3,638
*	GCL System Integration Technology Co. Ltd. Class A	5,533,825	3,635
	China Harmony Auto Holding Ltd.	10,751,000	3,631
*	Sichuan Development Lomon Co. Ltd. Class A	1,699,600	3,628
	CECEP Wind-Power Corp. Class A	4,471,516	3,623
	Beijing New Building Materials plc Class A	846,297	3,618
[1]	China New Higher Education Group Ltd.	11,365,000	3,618
	AVIC Electromechanical Systems Co. Ltd. Class A (XSHE)	2,057,022	3,613
	Inner Mongolia ERDOS Resources Co. Ltd. Class A	1,331,680	3,610
	GEM Co. Ltd. Class A	2,485,886	3,609
	Shenzhen Kangtai Biological Products Co. Ltd. Class A (XSHE)	727,040	3,605
	Shanghai Rural Commercial Bank Co. Ltd. Class A	3,874,000	3,603
	Andon Health Co. Ltd. Class A	465,756	3,600
	Heilongjiang Agriculture Co. Ltd. Class A	1,726,271	3,599
	Wuxi Autowell Technology Co. Ltd. Class A	75,037	3,581
	Quectel Wireless Solutions Co. Ltd. Class A	152,750	3,563
	Daqin Railway Co. Ltd. Class A (XSHG)	3,964,820	3,562
	State Grid Yingda Co. Ltd. Class A (XSHG)	4,170,801	3,555
*,2	KWG Group Holdings Ltd.	17,534,797	3,553
	Beijing Enlight Media Co. Ltd. Class A	2,857,603	3,549
*	XCMG Construction Machinery Co. Ltd. Class A	4,260,700	3,542
	Huaxin Cement Co. Ltd. Class A (XSSC)	1,326,804	3,538
	Beijing Shiji Information Technology Co. Ltd. Class A (XSHE)	1,672,286	3,536
	Luxi Chemical Group Co. Ltd. Class A	1,678,308	3,513
	Satellite Chemical Co. Ltd. Class A	1,042,910	3,511
	Shandong Shida Shenghua Chemical Group Co. Ltd. Class A	171,000	3,509
	Hualan Biological Engineering Inc. Class A (XSHE)	1,178,775	3,507
*	LexinFintech Holdings Ltd. ADR	1,863,326	3,503
	Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	976,653	3,485
*	Foxconn Industrial Internet Co. Ltd. Class A (XSHG)	2,330,600	3,481
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd. Class A	196,600	3,477
	Hithink RoyalFlush Information Network Co. Ltd. Class A (XSHE)	270,828	3,467
	Riyue Heavy Industry Co. Ltd. Class A	930,460	3,467
	Sichuan Chuantou Energy Co. Ltd. Class A	1,870,661	3,465
*	Tianqi Lithium Corp. Class A (XSEC)	201,353	3,464
	SDIC Power Holdings Co. Ltd. Class A (XSHG)	2,257,300	3,464
	Chongqing Fuling Zhacai Group Co. Ltd. Class A	778,459	3,448

		Shares	Market Value ($000)
*,2	Gaotu Techedu Inc. ADR	2,011,059	3,439
	Hubei Feilihua Quartz Glass Co. Ltd. Class A	479,224	3,439
	Thunder Software Technology Co. Ltd. Class A	162,200	3,433
	Asymchem Laboratories Tianjin Co. Ltd. Class A (XSHE)	139,406	3,415
	Zhejiang HangKe Technology Inc. Co. Class A	306,945	3,411
[2]	Kangji Medical Holdings Ltd.	4,062,500	3,411
*	China Zheshang Bank Co. Ltd. Class A	7,086,700	3,410
	KBC Corp. Ltd. Class A	63,946	3,406
	Xiamen C & D Inc. Class A (XSHG)	2,041,900	3,405
	Youngor Group Co. Ltd. Class A	3,513,572	3,402
	Tianjin Guangyu Development Co. Ltd. Class A	1,755,200	3,390
	Yonyou Network Technology Co. Ltd. Class A (XSHG)	1,084,641	3,365
	Hebei Hengshui Laobaigan Liquor Co. Ltd. Class A	871,400	3,362
	Jafron Biomedical Co. Ltd. Class A (XSHE)	510,690	3,360
	Hangzhou Oxygen Plant Group Co. Ltd.	586,150	3,359
	Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	1,641,502	3,356
	China Baoan Group Co. Ltd. Class A (XSHE)	1,584,916	3,355
	37 Interactive Entertainment Network Technology Group Co. Ltd. Class A (XSHE)	1,152,267	3,350
	AVIC Industry-Finance Holdings Co. Ltd. Class A	6,912,445	3,349
	Apeloa Pharmaceutical Co. Ltd. Class A	1,167,421	3,344
	Shanghai Wanye Enterprises Co. Ltd. Class A	935,196	3,344
*	Roshow Technology Co. Ltd. Class A	1,598,800	3,337
	West China Cement Ltd.	28,426,438	3,331
	Zhongjin Gold Corp. Ltd. Class A (XSSC)	3,094,133	3,327
	Beijing New Building Materials plc Class A (XSHE)	778,200	3,327
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A (XSHG)	776,605	3,324
	JCET Group Co. Ltd. Class A (XSHG)	885,051	3,321
	Zhejiang China Commodities City Group Co. Ltd. Class A	4,221,531	3,320
	Guangdong Hongda Holdings Group Co. Ltd. Class A	740,258	3,320
	Wuxi NCE Power Co. Ltd. Class A	177,184	3,316
[1,2]	Midea Real Estate Holding Ltd.	2,775,600	3,299
	Changchun High & New Technology Industry Group Inc. Class A	114,350	3,298
	Henan Liliang Diamond Co. Ltd. Class A	104,200	3,292
	Avary Holding Shenzhen Co. Ltd. Class A (XSHE)	718,384	3,284
	China Shineway Pharmaceutical Group Ltd.	4,122,885	3,283
*,2	Q Technology Group Co. Ltd.	5,720,424	3,283
	Changjiang Securities Co. Ltd. Class A (XSHE)	4,061,524	3,281
	Power Construction Corp. of China Ltd. Class A (XSHG)	3,044,102	3,280
	Shenzhen Energy Group Co. Ltd. Class A (XSHE)	3,449,070	3,278
	Jiangsu Yoke Technology Co. Ltd. Class A (XSHE)	434,400	3,278
*	Sinofert Holdings Ltd.	23,790,032	3,275
	Huatai Securities Co. Ltd. Class A (XSHG)	1,651,600	3,258
	Zhejiang NHU Co. Ltd. Class A	1,062,792	3,254
	Shenghe Resources Holding Co. Ltd. Class A (XSHG)	1,051,830	3,246
*,2	EHang Holdings Ltd. ADR	468,060	3,244
*	Everdisplay Optronics Shanghai Co. Ltd. Class A	8,176,646	3,243
*	CECEP Solar Energy Co. Ltd. Class A (XSHE)	2,436,430	3,231
	Zhejiang Supor Co. Ltd. Class A	462,619	3,225
	Haitong Securities Co. Ltd. Class A (XSSC)	2,320,517	3,223
*	China Film Co. Ltd. Class A	1,840,805	3,223
	Guanghui Energy Co. Ltd. Class A (XSHG)	2,225,403	3,222
	Beijing Tiantan Biological Products Corp. Ltd. Class A	1,080,733	3,213
*,1,2	Maoyan Entertainment	3,526,400	3,201
	Guangdong Jia Yuan Technology Shares Co. Ltd. Class A	269,955	3,198
	Angel Yeast Co. Ltd. Class A (XSHG)	484,793	3,197
	Bank of Shanghai Co. Ltd. Class A	3,607,933	3,195
	Focus Media Information Technology Co. Ltd. Class A	3,634,217	3,193

		Shares	Market Value ($000)
	Ningbo Tuopu Group Co. Ltd. Class A (XSHG)	231,855	3,188
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd. Class A	773,385	3,187
	Hithink RoyalFlush Information Network Co. Ltd. Class A	248,559	3,182
*	Zhejiang Zheneng Electric Power Co. Ltd. Class A (XSHG)	6,142,762	3,175
	Shanghai Lingang Holdings Corp. Ltd. Class A	1,753,021	3,174
	Yunnan Aluminium Co. Ltd. Class A	2,118,152	3,166
	GEM Co. Ltd. Class A (XSHE)	2,179,354	3,164
	Shandong Linglong Tyre Co. Ltd. Class A	738,991	3,156
[1,2]	Medlive Technology Co. Ltd.	2,477,500	3,149
	GRG Banking Equipment Co. Ltd. Class A	2,300,350	3,143
	Xi'an Triangle Defense Co. Ltd. Class A	458,339	3,142
	Eastroc Beverage Group Co. Ltd. Class A	137,951	3,141
	Yantai Jereh Oilfield Services Group Co. Ltd. Class A (XSHE)	586,842	3,131
	Hangzhou Silan Microelectronics Co. Ltd. Class A (XSHG)	505,200	3,130
*	Shuangliang Eco-Energy Systems Co. Ltd. Class A (XSSC)	1,202,860	3,129
	Chacha Food Co. Ltd. Class A	440,621	3,126
	Guolian Securities Co. Ltd. Class A	1,966,900	3,117
*	Fangda Carbon New Material Co. Ltd. Class A	2,963,392	3,114
*	Jiangsu Yangnong Chemical Co. Ltd. Class A	182,100	3,111
	Nantong Jianghai Capacitor Co. Ltd. Class A (XSHE)	770,148	3,110
	Zhejiang Longsheng Group Co. Ltd. Class A	2,103,550	3,100
	Kingfa Sci & Tech Co. Ltd. Class A (XSHG)	2,062,400	3,091
	Shenergy Co. Ltd. Class A (XSHG)	3,536,068	3,087
*,1,2	CStone Pharmaceuticals	5,822,500	3,080
*	China First Heavy Industries Class A	6,516,775	3,080
	Hangzhou Robam Appliances Co. Ltd. Class A (XSHE)	731,804	3,077
	China Foods Ltd.	9,653,153	3,074
	Huadian Power International Corp. Ltd. Class A (XSSC)	4,776,691	3,067
*	Ningbo Joyson Electronic Corp. Class A (XSHG)	955,826	3,067
	Sailun Group Co. Ltd. Class A (XSHG)	1,737,560	3,066
*	Tuya Inc. ADR	1,693,554	3,065
	NavInfo Co. Ltd. Class A (XSHE)	1,474,200	3,061
	Jiangsu Azure Corp.	1,053,150	3,059
*	Vantone Neo Development Group Co. Ltd.	2,028,010	3,052
*	Guangshen Railway Co. Ltd. Class H	17,995,093	3,047
[2]	Tian Lun Gas Holdings Ltd.	5,837,000	3,045
	China Coal Energy Co. Ltd. Class A (XSSC)	2,344,794	3,044
	Westone Information Industry Inc. Class A (XSHE)	466,379	3,042
*	Everbright Securities Co. Ltd. Class A (XSHG)	1,350,600	3,042
	JCET Group Co. Ltd. Class A	810,044	3,039
	Beijing Shougang Co. Ltd. Class A	4,822,961	3,031
	Jiangsu Haili Wind Power Equipment Technology Co. Ltd. Class A	180,760	3,029
	Zhejiang Cfmoto Power Co. Ltd. Class A	136,700	3,027
	Hangzhou Lion Electronics Co. Ltd. Class A (XSSC)	358,073	3,026
*,1,2	Redco Properties Group Ltd.	12,241,640	3,025
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class B	3,245,424	3,023
*	Zibo Qixiang Tengda Chemical Co. Ltd. Class A	2,701,406	3,019
	Anhui Jinhe Industrial Co. Ltd. Class A	498,800	3,006
*	Shanghai Milkground Food Tech Co. Ltd. Class A	535,843	3,005
	Sunresin New Materials Co. Ltd. Class A	312,499	3,003
	Milkyway Chemical Supply Chain Service Co. Ltd. Class A	137,000	2,989
*	China Merchants Securities Co. Ltd. Class A (XSHG)	1,444,460	2,984
	Yintai Gold Co. Ltd. Class A (XSHE)	1,843,853	2,973
	Porton Pharma Solutions Ltd. Class A (XSEC)	321,250	2,969
*	Beijing Dabeinong Technology Group Co. Ltd. Class A (XSHE)	2,750,387	2,966
	SPIC Industry-Finance Holdings Co. Ltd. Class A	4,054,888	2,966
	China Great Wall Securities Co. Ltd. Class A (XSHE)	2,214,000	2,961
*	Hi Sun Technology China Ltd.	24,876,186	2,938

		Shares	Market Value ($000)
	Huangshan Tourism Development Co. Ltd. Class B	3,809,153	2,937
*	Beijing Jingyuntong Technology Co. Ltd. Class A	2,172,503	2,932
*	China High Speed Transmission Equipment Group Co. Ltd.	4,530,934	2,930
	Sinolink Securities Co. Ltd. Class A	2,313,400	2,921
	Sichuan Swellfun Co. Ltd. Class A (XSHG)	274,775	2,915
*	China Eastern Airlines Corp. Ltd. Class A (XSSC)	3,992,926	2,908
	Hubei Dinglong Co. Ltd. Class A	930,908	2,904
	Aisino Corp. Class A	1,818,119	2,894
	Zhejiang Weiming Environment Protection Co. Ltd. Class A (XSSC)	661,179	2,886
	Do-Fluoride New Materials Co. Ltd. Class A (XSHE)	398,450	2,884
	Yonghui Superstores Co. Ltd. Class A	5,589,740	2,883
	Huaxia Bank Co. Ltd. Class A (XSHG)	3,790,591	2,883
	Jason Furniture Hangzhou Co. Ltd. Class A (XSHG)	419,013	2,876
	CNSIG Inner Mongolia Chemical Industry Co. Ltd.	952,045	2,873
	Guoyuan Securities Co. Ltd. Class A (XSHE)	2,989,442	2,872
*	Jiangsu Akcome Science & Technology Co. Ltd. Class A	4,797,421	2,862
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd. Class A (XSHE)	421,687	2,861
	Henan Shenhuo Coal & Power Co. Ltd. Class A (XSHE)	1,335,500	2,855
	State Grid Information & Communication Co. Ltd.	1,141,900	2,852
	Greatview Aseptic Packaging Co. Ltd.	15,116,219	2,846
	AVIC Electromechanical Systems Co. Ltd. Class A	1,620,145	2,846
	Sinofibers Technology Co. Ltd. Class A	403,400	2,846
*,1,2	Meitu Inc.	26,762,436	2,840
	Qingdao Haier Biomedical Co. Ltd. Class A	274,959	2,840
	C&D Property Management Group Co. Ltd.	6,012,000	2,838
	Perfect World Co. Ltd. Class A	1,279,110	2,830
*	Jolywood Suzhou Sunwatt Co. Ltd. Class A	1,067,710	2,825
*	Oriental Pearl Group Co. Ltd. Class A (XSHG)	2,764,996	2,824
	Will Semiconductor Co. Ltd. Shanghai Class A	180,225	2,822
	Caitong Securities Co. Ltd. Class A	2,599,165	2,814
	AVICOPTER plc Class A	431,702	2,807
*	Meinian Onehealth Healthcare Holdings Co. Ltd. Class A	3,730,400	2,807
*,2,3	China Aoyuan Group Ltd.	18,610,071	2,797
*	Hundsun Technologies Inc. Class A (XSHG)	442,584	2,794
	Chengtun Mining Group Co. Ltd. Class A	2,370,362	2,777
	Shanghai Bailian Group Co. Ltd. Class B	3,514,156	2,773
*	China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	1,360,560	2,768
*	Farasis Energy Gan Zhou Co. Ltd. Class A	549,615	2,767
	China Pacific Insurance Group Co. Ltd. Class A (XSSC)	920,827	2,765
	BBMG Corp. Class A (XSSC)	7,076,779	2,764
	Tianfeng Securities Co. Ltd. Class A (XSHG)	6,154,760	2,753
	Proya Cosmetics Co. Ltd. Class A	105,000	2,748
	Shandong Iron & Steel Co. Ltd. Class A	10,991,608	2,745
*	Shenzhen Yinghe Technology Co. Ltd. Class A	620,560	2,744
	China Hainan Rubber Industry Group Co. Ltd. Class A	4,107,000	2,742
*	Antong Holdings Co. Ltd. Class A	4,305,231	2,741
*	China Eastern Airlines Corp. Ltd. Class A (XSHG)	3,761,600	2,739
*,2	Beijing Enterprises Clean Energy Group Ltd.	268,597,198	2,738
*	China Grand Automotive Services Group Co. Ltd. Class A (XSSC)	6,816,940	2,735
	Tianjin Chase Sun Pharmaceutical Co. Ltd. Class A	2,920,805	2,733
*	XCMG Construction Machinery Co. Ltd. Class A (XSHE)	3,280,815	2,727
*	Sinopec Oilfield Service Corp. Class A (XSHG)	9,698,700	2,725
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd. Class A	804,713	2,722
	Hesteel Co. Ltd. Class A	6,546,383	2,716
*	Huaneng Power International Inc. Class A (XSHG)	2,599,994	2,714
	Chongqing Rural Commercial Bank Co. Ltd. Class A	5,094,200	2,710
*	Nanjing Securities Co. Ltd. Class A	2,280,450	2,707
	China National Software & Service Co. Ltd. Class A (XSSC)	494,434	2,705

		Shares	Market Value ($000)
	Bank of Guiyang Co. Ltd. Class A	3,247,127	2,701
	Health & Happiness H&H International Holdings Ltd.	2,235,951	2,689
	Xiamen Xiangyu Co. Ltd. Class A	2,173,328	2,686
	Yunda Holding Co. Ltd. Class A (XSHE)	998,503	2,684
	Anhui Honglu Steel Construction Group Co. Ltd. Class A	602,299	2,681
	Qingdao TGOOD Electric Co. Ltd. Class A	947,216	2,677
	China National Accord Medicines Corp. Ltd. Class B	1,196,702	2,676
*,2	Zhihu Inc. Class A ADR	2,141,061	2,676
	Jiangxi Copper Co. Ltd. Class A	1,066,444	2,675
	Guangdong Kinlong Hardware Products Co. Ltd. Class A	223,750	2,675
	Zhejiang Xinan Chemical Industrial Group Co. Ltd. Class A	923,910	2,672
*,1,2	YiChang HEC ChangJiang Pharmaceutical Co. Ltd. Class H	4,010,164	2,665
	Shanghai Huace Navigation Technology Ltd. Class A	526,540	2,659
	Shenzhen Sunlord Electronics Co. Ltd. Class A (XSHE)	725,578	2,658
	SooChow Securities Co. Ltd. Class A	2,704,898	2,654
*	Lecron Industrial Development Group Co. Ltd. Class A	1,128,300	2,654
	Industrial & Commercial Bank of China Ltd. Class A (XSHG)	4,078,600	2,653
	Zhejiang Yongtai Technology Co. Ltd. Class A (XSHE)	580,426	2,653
*	Nanjing Tanker Corp. Class A	4,944,900	2,644
	Hubei Energy Group Co. Ltd. Class A (XSHE)	3,564,555	2,640
	Bafang Electric Suzhou Co. Ltd. Class A	101,489	2,640
	Xinhu Zhongbao Co. Ltd. Class A (XSSC)	6,695,254	2,636
*	Harbin Electric Co. Ltd. Class H	9,081,875	2,628
	Shenzhen Kstar Science & Technology Co. Ltd. Class A	497,504	2,628
	China Meheco Co. Ltd. Class A (XSHG)	1,217,580	2,626
*	China Tungsten & Hightech Materials Co. Ltd. Class A	997,660	2,626
	Dongxing Securities Co. Ltd. Class A (XSHG)	2,151,801	2,625
	Shanghai Pret Composites Co. Ltd. Class A	1,003,062	2,624
	Shandong Hualu Hengsheng Chemical Co. Ltd. Class A	617,400	2,619
*,2	XPeng Inc. Class A	215,631	2,618
	China Railway Hi-tech Industry Co. Ltd. Class A	2,058,665	2,617
	YTO Express Group Co. Ltd. Class A (XSHG)	911,106	2,616
*,1,2	Viva Biotech Holdings	9,715,500	2,615
	Tofflon Science & Technology Group Co. Ltd. Class A	622,854	2,613
	Shenzhen Fastprint Circuit Tech Co. Ltd. Class A	1,369,800	2,613
	Ecovacs Robotics Co. Ltd. Class A	189,700	2,612
*,1,2	Ascletis Pharma Inc.	6,103,000	2,612
	Jingjin Equipment Inc. Class A	528,726	2,608
	Jinduicheng Molybdenum Co. Ltd. Class A (XSSC)	2,011,640	2,604
	Zhengzhou Coal Mining Machinery Group Co. Ltd. Class A	1,043,125	2,602
	Zhejiang Chint Electrics Co. Ltd. Class A	476,188	2,599
	Weihai Guangwei Composites Co. Ltd. Class A (XSHE)	248,048	2,585
	Sinocare Inc. Class A	543,300	2,583
	Zhuzhou Hongda Electronics Corp. Ltd. Class A (XSHE)	332,126	2,581
	East Group Co. Ltd. Class A	1,984,000	2,580
[1,2]	China East Education Holdings Ltd.	6,346,500	2,577
	Zhuzhou Kibing Group Co. Ltd. Class A	1,513,014	2,576
	Joincare Pharmaceutical Group Industry Co. Ltd. Class A	1,571,541	2,575
	Hoshine Silicon Industry Co. Ltd. Class A (XSHG)	176,320	2,573
	Chengdu XGimi Technology Co. Ltd. Class A	50,158	2,569
	Kehua Data Co. Ltd. Class A	440,300	2,567
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd.	1,448,300	2,564
	Dian Diagnostics Group Co. Ltd. Class A	561,937	2,562
	IKD Co. Ltd. Class A	876,400	2,553
	Shandong Himile Mechanical Science & Technology Co. Ltd. Class A	775,957	2,552
	China XD Electric Co. Ltd. Class A (XSSC)	3,385,707	2,549
	Guangzhou Great Power Energy & Technology Co. Ltd. Class A (XSHE)	229,000	2,545
	Electric Connector Technology Co. Ltd. Class A	358,005	2,544

		Shares	Market Value ($000)
*	Burning Rock Biotech Ltd. ADR	797,518	2,544
	Beijing Bei Mo Gao Ke Friction Material Co. Ltd. Class A	281,658	2,543
	Shenzhen Hopewind Electric Co. Ltd. Class A	427,900	2,538
	Elion Energy Co. Ltd. Class A	3,447,450	2,537
*	Wanda Film Holding Co. Ltd. Class A (XSEC)	1,373,150	2,537
*	China Automotive Engineering Research Institute Co. Ltd. Class A	1,024,441	2,527
	Guangdong Fenghua Advanced Technology Holding Co. Ltd. Class A	970,395	2,520
*	Hubei Yihua Chemical Industry Co. Ltd. Class A	867,400	2,515
	Xinyangfeng Agricultural Technology Co. Ltd. Class A (XSHE)	1,008,156	2,510
*	Guangdong Electric Power Development Co. Ltd. Class B	9,152,628	2,509
	Beijing Zhong Ke San Huan High-Tech Co. Ltd. Class A (XSHE)	792,819	2,503
	Shenzhen Topband Co. Ltd. Class A	1,179,400	2,501
*	Flat Glass Group Co. Ltd. Class A	408,700	2,499
	Jilin Aodong Pharmaceutical Group Co. Ltd. Class A	1,162,746	2,497
*	Pengdu Agriculture & Animal Husbandry Co. Ltd. Class A (XSHE)	4,554,460	2,492
	Jiangsu Jiejie Microelectronics Co. Ltd. Class A	739,641	2,491
	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. Class A	482,625	2,489
	China Lilang Ltd.	5,284,865	2,487
*	Jiangxi Ganneng Co. Ltd. Class A	1,296,542	2,487
*	Anhui Golden Seed Winery Co. Ltd. Class A	659,801	2,487
*	Shanghai Haixin Group Co. Class B	7,814,763	2,486
*	OneConnect Financial Technology Co. Ltd. ADR	1,736,712	2,483
[2]	China Kepei Education Group Ltd.	10,566,000	2,480
	Nanjing Yunhai Special Metals Co. Ltd. Class A	616,934	2,478
	Shanghai Huayi Group Co. Ltd. Class B	3,631,343	2,470
	Beijing Originwater Technology Co. Ltd. Class A	2,987,418	2,469
	Nuode Investment Co. Ltd. Class A	1,516,200	2,463
[1,2]	Shanghai Haohai Biological Technology Co. Ltd. Class H	578,500	2,462
	Shanghai Fullhan Microelectronics Co. Ltd. Class A	228,782	2,458
	CNNC Hua Yuan Titanium Dioxide Co. Ltd. Class A (XSHE)	1,664,745	2,455
*	Guocheng Mining Co. Ltd. Class A	870,800	2,454
*	Shanghai International Port Group Co. Ltd. Class A (XSHG)	3,013,800	2,454
	GF Securities Co. Ltd. Class H	1,850,000	2,449
	Xinhua Winshare Publishing & Media Co. Ltd. Class A (XSHG)	1,796,153	2,439
	JNBY Design Ltd.	2,616,500	2,437
	Foran Energy Group Co. Ltd.	933,470	2,431
	Xianhe Co. Ltd. Class A	601,745	2,422
	WUS Printed Circuit Kunshan Co. Ltd. Class A (XSHE)	1,344,614	2,421
	Gaona Aero Material Co. Ltd. Class A (XSHE)	331,600	2,418
	Shanghai Yuyuan Tourist Mart Group Co. Ltd.	1,943,285	2,409
	Beijing Huafeng Test & Control Technology Co. Ltd. Class A	51,057	2,409
*	Siasun Robot & Automation Co. Ltd. Class A	1,499,651	2,407
	OPT Machine Vision Tech Co. Ltd. Class A	58,392	2,406
	Hunan Zhongke Electric Co. Ltd. Class A (XSHE)	561,600	2,406
*	Zhongtai Securities Co. Ltd. Class A	2,215,700	2,402
	Yunnan Tin Co. Ltd. Class A	1,073,299	2,400
	Wuchan Zhongda Group Co. Ltd. Class A	3,360,100	2,397
	Jiangsu King's Luck Brewery JSC Ltd. Class A (XSHG)	368,662	2,397
*	Zhejiang Narada Power Source Co. Ltd. Class A	879,962	2,395
*,3	China Huiyuan Juice Group Ltd.	9,298,137	2,393
	China Enterprise Co. Ltd. Class A (XSHG)	5,568,635	2,391
	First Capital Securities Co. Ltd. Class A	2,632,100	2,389
	Raytron Technology Co. Ltd. Class A	423,045	2,388
	Vats Liquor Chain Store Management JSC Ltd. Class A	428,658	2,384
	Lianhe Chemical Technology Co. Ltd. Class A	853,200	2,378
	Liaoning Cheng Da Co. Ltd. Class A (XSSC)	1,157,220	2,376
	Beijing Sinnet Technology Co. Ltd. Class A	1,664,946	2,375
	CETC Potevio Science &Technology Co. Ltd. Class A	638,200	2,374

		Shares	Market Value ($000)
	Wolong Electric Group Co. Ltd. Class A	1,084,833	2,372
	Shenzhen SED Industry Co. Ltd. Class A	1,070,400	2,372
	China Dongxiang Group Co. Ltd.	47,656,360	2,370
*	China Railway Materials Co. Ltd. Class A	5,596,500	2,370
	Sichuan Yahua Industrial Group Co. Ltd. Class A (XSHE)	545,100	2,365
	SDIC Capital Co. Ltd. Class A	2,601,024	2,363
	Lier Chemical Co. Ltd. Class A	706,221	2,356
	Shanxi Lanhua Sci-Tech Venture Co. Ltd. Class A	1,100,500	2,349
	CNGR Advanced Material Co. Ltd. Class A (XSHE)	127,000	2,347
	Xingda International Holdings Ltd.	12,174,093	2,341
	Sinoma International Engineering Co. Class A	1,595,522	2,336
	Jiangsu Provincial Agricultural Reclamation & Development Corp.	1,191,892	2,336
	COFCO Biotechnology Co. Ltd. Class A	1,807,600	2,333
*,1,2	Archosaur Games Inc.	3,751,000	2,330
	Zhefu Holding Group Co. Ltd. Class A	3,328,400	2,329
	China Southern Power Grid Energy Efficiency&Clean Energy Co. Ltd. Class A (XSHE)	2,258,900	2,329
[2]	Central China Securities Co. Ltd. Class H	15,354,000	2,328
*,2	DouYu International Holdings Ltd. ADR	2,041,762	2,328
	Beijing Yanjing Brewery Co. Ltd. Class A (XSHE)	1,888,480	2,327
	Founder Securities Co. Ltd. Class A (XSHG)	2,383,190	2,327
	Yunnan Copper Co. Ltd. Class A	1,359,300	2,326
	Orient Securities Co. Ltd. Class A (XSHG)	1,806,104	2,325
	Henan Shuanghui Investment & Development Co. Ltd. Class A	582,809	2,323
	Anhui Jianghuai Automobile Group Corp. Ltd. Class A (XSSC)	810,628	2,321
	China Coal Energy Co. Ltd. Class A (XSHG)	1,786,300	2,319
	Ningbo Boway Alloy Material Co. Ltd. Class A	744,770	2,319
	Inner Mongolia Dian Tou Energy Corp. Ltd. Class A	1,168,509	2,316
*	Shanghai Aerospace Automobile Electromechanical Co. Ltd. Class A	1,444,129	2,312
	Shan Xi Hua Yang Group New Energy Co. Ltd. Class A (XSHG)	729,300	2,311
	Hangzhou Iron & Steel Co. Class A	3,220,086	2,310
	Micro-Tech Nanjing Co. Ltd. Class A	186,368	2,309
*	Greenland Holdings Corp. Ltd. Class A (XSHG)	4,372,495	2,305
	Yunnan Chihong Zinc&Germanium Co. Ltd. Class A (XSHG)	2,851,638	2,305
*	Jiangsu Hoperun Software Co. Ltd. Class A	760,746	2,303
	Tangshan Jidong Cement Co. Ltd. Class A	1,605,300	2,303
	Fibocom Wireless Inc. Class A	604,455	2,301
*	Rising Nonferrous Metals Share Co. Ltd. Class A	322,720	2,292
*	Sanwei Holding Group Co. Ltd. Class A	693,030	2,289
*	Shenzhen Airport Co. Ltd. Class A	2,247,484	2,288
	Anji Microelectronics Technology Shanghai Co. Ltd. Class A	72,895	2,284
	Sonoscape Medical Corp. Class A	401,567	2,283
*	Beiqi Foton Motor Co. Ltd. Class A (XSHG)	5,405,876	2,281
	Winning Health Technology Group Co. Ltd. Class A	1,933,768	2,278
	China Resources Boya Bio-pharmaceutical Group Co. Ltd. Class A	464,100	2,278
*	IRICO Display Devices Co. Ltd. Class A	3,444,901	2,278
	Jason Furniture Hangzhou Co. Ltd. Class A	331,500	2,275
[2]	China South City Holdings Ltd.	33,621,258	2,273
	Chengdu Xingrong Environment Co. Ltd. Class A	3,004,200	2,272
	Shanxi Coking Coal Energy Group Co. Ltd. Class A	1,304,920	2,271
	CNOOC Energy Technology & Services Ltd. Class A	5,988,500	2,271
	Do-Fluoride New Materials Co. Ltd. Class A	313,600	2,270
	Sangfor Technologies Inc. Class A	158,382	2,269
*	Chongqing Taiji Industry Group Co. Ltd. Class A	574,700	2,267
	Anhui Truchum Advanced Materials & Technology Co. Ltd. Class A	1,374,513	2,265
	Shandong Pharmaceutical Glass Co. Ltd. Class A	580,232	2,260
	China Energy Engineering Corp. Ltd. Class H	17,041,259	2,260
	Huafon Chemical Co. Ltd. Class A (XSHE)	1,999,101	2,259

		Shares	Market Value ($000)
	KWG Living Group Holdings Ltd.	11,074,047	2,259
	Jointown Pharmaceutical Group Co. Ltd. Class A	1,340,895	2,258
	Zhejiang Huahai Pharmaceutical Co. Ltd. Class A	744,387	2,258
	China Jushi Co. Ltd. Class A (XSHG)	1,014,839	2,254
*	Bohai Leasing Co. Ltd. Class A	7,007,000	2,246
*,2,3	Fire Rock Holdings Ltd.	31,479,500	2,246
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class A	1,183,731	2,242
	Shanghai Yuyuan Tourist Mart Group Co. Ltd. (XSHG)	1,806,254	2,240
	China Tianying Inc. Class A	2,242,000	2,233
	Arctech Solar Holding Co. Ltd. Class A	109,549	2,232
	JA Solar Technology Co. Ltd. Class A	193,060	2,230
	Southwest Securities Co. Ltd. Class A	3,922,781	2,228
	Shandong Sun Paper Industry JSC Ltd. Class A (XSHE)	1,277,100	2,228
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd. Class A (XSHG)	802,256	2,228
	G-bits Network Technology Xiamen Co. Ltd. Class A (XSHG)	42,200	2,227
*	Jiangsu Broadcasting Cable Information Network Corp. Ltd. Class A	4,690,850	2,225
	TCL Technology Group Corp. Class A	3,365,000	2,221
	Beijing Capital Eco-Environment Protection Group Co. Ltd. Class A	5,071,155	2,217
	Eyebright Medical Technology Beijing Co. Ltd. Class A	74,820	2,217
	Asymchem Laboratories Tianjin Co. Ltd. Class A	90,199	2,209
	ZWSOFT Co. Ltd. Guangzhou Class A	68,321	2,206
	Westone Information Industry Inc. Class A	337,394	2,201
	Sanquan Food Co. Ltd. Class A	873,620	2,201
	Western Securities Co. Ltd. Class A (XSHE)	2,321,451	2,196
*	Shanghai Liangxin Electrical Co. Ltd. Class A	925,872	2,196
	Sichuan Expressway Co. Ltd. Class H	8,745,276	2,195
	Humanwell Healthcare Group Co. Ltd. Class A (XSHG)	839,200	2,189
	China SCE Group Holdings Ltd.	24,868,301	2,183
	Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A (XSHG)	1,066,800	2,182
*	Spring Airlines Co. Ltd. Class A (XSHG)	282,200	2,182
*	Jiangsu Lopal Tech Co. Ltd. Class A (XSHG)	412,501	2,179
*	Qi An Xin Technology Group Inc. Class A	288,086	2,178
	China Railway Construction Heavy Industry Corp. Ltd. Class A	3,550,329	2,174
	Foryou Corp.	254,000	2,174
	Shandong Hi-Speed Road & Bridge Co. Ltd. Class A	1,506,900	2,172
	Anhui Zhongding Sealing Parts Co. Ltd. Class A (XSHE)	644,765	2,167
	Oriental Energy Co. Ltd. Class A	1,745,621	2,165
*	Lifan Technology Group Co. Ltd. Class A	2,815,200	2,162
	Hunan Valin Steel Co. Ltd. Class A	3,195,400	2,160
	Cathay Biotech Inc. Class A	178,529	2,158
	Anhui Yingjia Distillery Co. Ltd. Class A	265,743	2,154
	Jinneng Holding Shanxi Coal Industry Co. Ltd. Class A (XSHG)	1,061,535	2,151
*	Shandong Yulong Gold Co. Ltd. Class A	800,400	2,151
*	STO Express Co. Ltd. Class A (XSHE)	1,212,376	2,150
	Hongta Securities Co. Ltd. Class A	1,638,780	2,149
	Infore Environment Technology Group Co. Ltd. Class A (XSHE)	2,836,726	2,146
	Wangfujing Group Co. Ltd. Class A (XSHG)	672,251	2,145
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A (XSHE)	535,915	2,145
*	Xi'an Bright Laser Technologies Co. Ltd. Class A	71,837	2,143
	Shanxi Securities Co. Ltd. Class A (XSHE)	2,641,910	2,142
*	CHN Energy Changyuan Electric Power Co. Ltd. Class A	2,599,294	2,135
	Bank of Chengdu Co. Ltd. Class A (XSHG)	930,600	2,131
	Sunstone Development Co. Ltd. Class A	373,000	2,126
	Jiangyin Hengrun Heavy Industries Co. Ltd. Class A	426,010	2,124
[2]	Times China Holdings Ltd.	10,648,884	2,117
	Shanxi Coking Co. Ltd. Class A	2,255,474	2,101
*	Neusoft Corp. Class A	1,243,366	2,101

		Shares	Market Value ($000)
	Chinalin Securities Co. Ltd. Class A	924,427	2,100
*	Shanghai Electric Power Co. Ltd. Class A	1,459,223	2,098
*,1,2	China Yuhua Education Corp. Ltd.	14,221,676	2,097
	Lancy Co. Ltd. Class A	430,900	2,095
	Suplet Power Co. Ltd. Class A	356,729	2,094
	China Merchants Expressway Network & Technology Holdings Co. Ltd. Class A	1,918,830	2,089
	Intco Medical Technology Co. Ltd. Class A	609,870	2,084
	Glarun Technology Co. Ltd. Class A	871,649	2,083
	Anhui Guangxin Agrochemical Co. Ltd. Class A	530,740	2,083
*	Mianyang Fulin Precision Co. Ltd. (XSHE)	676,200	2,081
	Tianma Microelectronics Co. Ltd. Class A (XSHE)	1,438,805	2,080
	Eastern Communications Co. Ltd. Class A (XSSC)	1,312,062	2,079
*,2,3	National Agricultural Holdings Ltd.	13,680,292	2,074
	Guangzhou Wondfo Biotech Co. Ltd. Class A	372,118	2,071
	Shandong Denghai Seeds Co. Ltd. Class A (XSHE)	683,618	2,065
	Zhejiang Huahai Pharmaceutical Co. Ltd. Class A (XSHG)	679,970	2,062
	Hangzhou Lion Electronics Co. Ltd. Class A (XSHG)	244,052	2,060
	Shanghai Industrial Urban Development Group Ltd.	25,690,162	2,059
	DongFeng Automobile Co. Ltd. Class A	1,936,312	2,058
	Guosen Securities Co. Ltd. Class A	1,502,321	2,056
	Dongfang Electric Corp. Ltd. Class A (XSHG)	795,900	2,050
	Western Mining Co. Ltd. Class A (XSHG)	1,223,700	2,050
*	Tongdao Liepin Group	1,587,800	2,049
*	Zhongmin Energy Co. Ltd. Class A	1,855,427	2,044
	Mango Excellent Media Co. Ltd. Class A	436,899	2,039
*	YanAn Bicon Pharmaceutical Listed Co. Class A	1,470,800	2,037
	Xi'An Shaangu Power Co. Ltd. Class A (XSSC)	1,038,126	2,036
	Hubei Xingfa Chemicals Group Co. Ltd. Class A (XSHG)	367,200	2,035
	Bluefocus Intelligent Communications Group Co. Ltd. Class A	2,294,419	2,031
	Shanghai Hanbell Precise Machinery Co. Ltd. Class A	560,880	2,030
*	Fujian Aonong Biological Technology Group Inc. Ltd. Class A (XSHG)	595,750	2,030
	Daan Gene Co. Ltd. Class A (XSHE)	726,179	2,026
	Tianshan Aluminum Group Co. Ltd. Class A	1,863,065	2,021
*	Saturday Co. Ltd. Class A	803,304	2,019
	Tianneng Battery Group Co. Ltd. Class A	324,087	2,016
	Shanghai Flyco Electrical Appliance Co. Ltd. Class A	171,600	2,014
	Shaanxi International Trust Co. Ltd. Class A	4,298,980	2,013
	Yantai Eddie Precision Machinery Co. Ltd. Class A (XSHG)	709,199	2,012
	Beijing Balance Medical Technology Co. Ltd. Class A	109,036	2,009
*	Sinomach Heavy Equipment Group Co. Ltd. Class A	3,903,600	2,009
	Shennan Circuits Co. Ltd. Class A	155,817	2,008
	Huaxi Securities Co. Ltd. Class A (XSHE)	1,816,000	2,007
[2]	Beijing Chunlizhengda Medical Instruments Co. Ltd. Class H	1,281,750	1,999
*	Shanghai Foreign Service Holding Group Co. Ltd. (XSHG)	2,151,600	1,998
	INESA Intelligent Tech Inc. Class B	4,064,822	1,997
*	Rockchip Electronics Co. Ltd.	141,900	1,994
	Shanghai Jahwa United Co. Ltd. Class A	378,925	1,993
*	Hang Zhou Great Star Industrial Co. Ltd. Class A (XSHE)	692,700	1,993
	ENN Natural Gas Co. Ltd. Class A (XSHG)	776,269	1,990
	Hangjin Technology Co. Ltd. Class A	424,000	1,988
	Shenghe Resources Holding Co. Ltd. Class A	641,200	1,979
*	Guangdong Golden Dragon Development Inc. Class A (XSHE)	892,900	1,979
	QuakeSafe Technologies Co. Ltd.	226,550	1,978
	Zhuhai Huafa Properties Co. Ltd. Class A	1,712,126	1,976
	Shandong Dongyue Organosilicon Material Co. Ltd. Class A	799,300	1,975
	Guangdong Zhongsheng Pharmaceutical Co. Ltd. Class A	852,417	1,969
	Shanghai Hiuv New Materials Co. Ltd. Class A	63,916	1,967

		Shares	Market Value ($000)
	Zoomlion Heavy Industry Science & Technology Co. Ltd. Class A (XSEC)	2,152,700	1,965
	TDG Holdings Co. Ltd. Class A	940,100	1,964
	LianChuang Electronic Technology Co. Ltd. Class A (XSHE)	747,661	1,964
*	Jiangsu Yangnong Chemical Co. Ltd. Class A (XSHG)	114,900	1,962
	Haier Smart Home Co. Ltd. Class A (XSHG)	532,200	1,961
*	Zhongtian Financial Group Co. Ltd. Class A	7,563,775	1,957
*	CETC Acoustic-Optic-Electronic Technology Inc.	1,121,700	1,953
	Anhui Jiangnan Chemical Industry Co. Ltd. Class A	2,445,840	1,950
	Zhejiang Hailiang Co. Ltd. Class A (XSHE)	1,087,716	1,945
	Pingdingshan Tianan Coal Mining Co. Ltd. Class A	1,092,253	1,941
*	Wasu Media Holding Co. Ltd. Class A	1,757,500	1,941
	Fujian Funeng Co. Ltd. Class A (XSHG)	1,105,261	1,939
	Arcsoft Corp. Ltd. Class A	390,648	1,939
	Lihuayi Weiyuan Chemical Co. Ltd. Class A	463,100	1,926
*	GuangYuYuan Chinese Herbal Medicine Co. Ltd. Class A	417,840	1,923
	Sino Biological Inc. Class A	110,770	1,923
*	Pang Da Automobile Trade Co. Ltd. Class A	9,653,200	1,922
	Tian Di Science & Technology Co. Ltd. Class A	2,566,939	1,921
	Fujian Sunner Development Co. Ltd. Class A (XSHE)	652,847	1,919
*	Hunan Corun New Energy Co. Ltd. Class A	1,484,230	1,918
	China Baoan Group Co. Ltd. Class A	905,420	1,917
	Gemdale Corp. Class A (XSHG)	1,101,700	1,917
	C&S Paper Co. Ltd. Class A (XSHE)	1,152,090	1,917
	Sailun Group Co. Ltd. Class A	1,085,915	1,916
*	Unisplendour Corp. Ltd. Class A (XSHE)	693,297	1,914
	BOC International China Co. Ltd. Class A	1,019,327	1,913
	DHC Software Co. Ltd. Class A (XSHE)	2,080,100	1,912
	All Winner Technology Co. Ltd. Class A	512,430	1,911
*,2	Youdao Inc. ADR	449,765	1,911
	Cinda Real Estate Co. Ltd. Class A (XSSC)	2,163,113	1,909
	Guangxi Guiguan Electric Power Co. Ltd. Class A	2,050,466	1,908
	Porton Pharma Solutions Ltd. Class A (XSHE)	206,500	1,908
	Wuxi Taiji Industry Co. Ltd. Class A	1,770,531	1,906
	Guangdong Lyric Robot Automation Co. Ltd. Class A	62,110	1,905
	Victory Giant Technology Huizhou Co. Ltd. Class A	812,000	1,903
	Harbin Boshi Automation Co. Ltd. Class A	1,008,732	1,903
	China Resources Double Crane Pharmaceutical Co. Ltd. Class A (XSHG)	613,542	1,902
	Caida Securities Co. Ltd. Class A	1,598,300	1,901
	China National Medicines Corp. Ltd. Class A	488,252	1,899
*	Lakala Payment Co. Ltd. Class A	718,400	1,899
*	Chongqing Three Gorges Water Conservancy & Electric Power Co. Ltd. Class A (XSHG)	1,120,400	1,898
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd. Class A (XSSC)	3,487,528	1,897
	Metallurgical Corp. of China Ltd. Class A (XSHG)	3,920,400	1,897
	Zhejiang Windey Co. Ltd. Class A	526,560	1,895
*	Bank of Zhengzhou Co. Ltd. Class A	4,923,958	1,894
	Shenzhen H&T Intelligent Control Co. Ltd. Class A (XSHE)	708,842	1,894
	Angel Yeast Co. Ltd. Class A	286,988	1,893
	SooChow Securities Co. Ltd. Class A (XSHG)	1,928,121	1,892
*	Kaishan Group Co. Ltd. Class A	830,608	1,891
*	Guangdong Electric Power Development Co. Ltd. Class A	2,888,500	1,890
	Industrial Securities Co. Ltd. Class A (XSHG)	1,963,190	1,886
	Top Resource Conservation & Environment Corp. Class A	847,100	1,886
	Tonghua Dongbao Pharmaceutical Co. Ltd. Class A (XSSC)	1,314,348	1,883
*	Seazen Holdings Co. Ltd. Class A	606,000	1,883
	PharmaBlock Sciences Nanjing Inc. Class A (XSHE)	152,414	1,878
*	Great Chinasoft Technology Co. Ltd. Class A	941,500	1,875

		Shares	Market Value ($000)
	Chengdu Wintrue Holding Co. Ltd. Class A	868,170	1,874
	Nanjing Iron & Steel Co. Ltd. Class A	4,130,700	1,873
	Jinko Power Technology Co. Ltd. Class A	2,169,800	1,871
	Sinoma Science & Technology Co. Ltd. Class A	435,500	1,870
	Shanghai Awinic Technology Co. Ltd. Class A	110,732	1,865
	Anhui Zhongding Sealing Parts Co. Ltd. Class A	553,800	1,862
	Anhui Anke Biotechnology Group Co. Ltd. Class A	1,365,949	1,853
*	Jinlei Technology Co. Ltd.	253,900	1,851
	Offshore Oil Engineering Co. Ltd. Class A	2,941,170	1,846
	Guizhou Panjiang Refined Coal Co. Ltd. Class A (XSHG)	1,466,300	1,845
*	GalaxyCore Inc. Class A	659,117	1,845
	Sichuan Expressway Co. Ltd. Class A (XSSC)	3,088,510	1,843
	Suzhou Good-Ark Electronics Co. Ltd. Class A	837,100	1,842
	Pingdingshan Tianan Coal Mining Co. Ltd. Class A (XSHG)	1,035,882	1,841
	Tongling Jingda Special Magnet Wire Co. Ltd. Class A	1,946,363	1,840
	Fiberhome Telecommunication Technologies Co. Ltd. Class A	856,438	1,838
	Shanghai Belling Co. Ltd. Class A	575,144	1,836
	Jade Bird Fire Co. Ltd. Class A	404,593	1,828
	Yantai Jereh Oilfield Services Group Co. Ltd. Class A	342,082	1,825
	Yixintang Pharmaceutical Group Co. Ltd. Class A	490,554	1,821
	Zhejiang Ausun Pharmaceutical Co. Ltd. Class A	389,536	1,815
	Shanghai Datun Energy Resources Co. Ltd. Class A	745,100	1,814
	CNHTC Jinan Truck Co. Ltd. Class A	931,339	1,810
	China Merchants Property Operation & Service Co. Ltd. Class A (XSHE)	744,416	1,810
	Sinochem International Corp. Class A (XSSC)	1,871,806	1,809
	Xiamen Faratronic Co. Ltd. Class A (XSHG)	58,248	1,808
	Zhejiang Dahua Technology Co. Ltd. Class A	820,521	1,806
	Xinjiang Tianshan Cement Co. Ltd. Class A (XSHE)	1,061,720	1,800
	Beijing Dahao Technology Corp. Ltd. Class A	563,787	1,798
	Jiangsu Linyang Energy Co. Ltd. Class A	1,258,325	1,797
	Hunan Valin Steel Co. Ltd. Class A (XSHE)	2,658,600	1,797
[1,2]	China Everbright Greentech Ltd.	7,923,814	1,796
	Jinyuan EP Co. Ltd. Class A	703,896	1,790
*	Jihua Group Corp. Ltd. Class A	3,491,500	1,789
	Angang Steel Co. Ltd. Class A	4,001,702	1,788
*	Shanghai Construction Group Co. Ltd. Class A	4,103,782	1,785
	Beijing Tianyishangjia New Material Corp. Ltd. Class A	427,125	1,785
	Joyoung Co. Ltd. Class A	682,392	1,782
	Bank of Chongqing Co. Ltd. Class A	1,626,217	1,781
*	Gansu Jiu Steel Group Hongxing Iron & Steel Co. Ltd. Class A	6,449,000	1,776
*	Shanghai Zhenhua Heavy Industries Co. Ltd. Class A	3,305,740	1,776
	ORG Technology Co. Ltd. Class A	2,362,407	1,775
	Central China Management Co. Ltd.	16,221,685	1,774
	Sichuan Swellfun Co. Ltd. Class A	167,033	1,772
	Shanghai Electric Wind Power Group Co. Ltd. Class A	1,238,529	1,772
	Beijing Gehua CATV Network Co. Ltd. Class A	1,339,400	1,771
	Rongsheng Petrochemical Co. Ltd. Class A	832,504	1,769
*	Beijing Jingneng Power Co. Ltd. Class A (XSSC)	3,443,903	1,769
	Zhongshan Public Utilities Group Co. Ltd. Class A (XSHE)	1,593,736	1,768
	Shanghai Mechanical & Electrical Industry Co. Ltd. Class A (XSHG)	770,650	1,768
	Yijiahe Technology Co. Ltd. Class A	167,000	1,767
*	Shanghai Haohai Biological Technology Co. Ltd. Class A	131,582	1,767
	TangShan Port Group Co. Ltd. Class A	4,553,335	1,766
	Yonghui Superstores Co. Ltd. Class A (XSHG)	3,424,195	1,766
	Western Mining Co. Ltd. Class A	1,053,500	1,765
	Goke Microelectronics Co. Ltd. Class A	176,849	1,764
	Zhejiang Orient Gene Biotech Co. Ltd. Class A (XSHG)	104,594	1,762
	Huagong Tech Co. Ltd. Class A (XSHE)	536,500	1,761

		Shares	Market Value ($000)
	Weihai Guangwei Composites Co. Ltd. Class A	168,500	1,756
	Shanghai Haoyuan Chemexpress Co. Ltd. Class A	73,866	1,755
	HLA Group Corp. Ltd. (XSSC)	2,598,579	1,753
	Shenzhen Desay Battery Technology Co. Class A (XSHE)	267,380	1,751
	Henan Shenhuo Coal & Power Co. Ltd. Class A	818,700	1,750
*,2	LVGEM China Real Estate Investment Co. Ltd.	13,724,000	1,750
	Zhongjin Gold Corp. Ltd. Class A (XSHG)	1,627,450	1,750
	Shandong Head Group Co. Ltd. Class A	319,700	1,749
*	Keshun Waterproof Technologies Co. Ltd. Class A	1,101,860	1,747
*	Shanghai DZH Ltd. Class A	1,945,300	1,746
	Beijing Shunxin Agriculture Co. Ltd. Class A (XSHE)	499,354	1,742
	Wuhu Token Science Co. Ltd. Class A (XSHE)	1,627,300	1,738
	China Fangda Group Co. Ltd. Class B	5,634,212	1,737
	Ningbo Shanshan Co. Ltd. Class A (XSHG)	411,840	1,737
	Jiangsu Nata Opto-electronic Material Co. Ltd. Class A	377,780	1,737
	Han's Laser Technology Industry Group Co. Ltd. Class A (XSHE)	367,400	1,735
*	Kingnet Network Co. Ltd. Class A	1,947,732	1,731
	Yunnan Aluminium Co. Ltd. Class A (XSHE)	1,157,000	1,729
*	Zhejiang Huatong Meat Products Co. Ltd. Class A	514,700	1,727
	Zhejiang Weixing Industrial Development Co. Ltd. Class A	1,095,952	1,726
	Jiangsu Nhwa Pharmaceutical Co. Ltd. Class A (XSHE)	849,296	1,719
	Guangzhou Great Power Energy & Technology Co. Ltd. Class A	154,649	1,719
	Yunnan Chihong Zinc&Germanium Co. Ltd. Class A (XSSC)	2,126,424	1,719
*	Shandong Sinobioway Biomedicine Co. Ltd. Class A	631,460	1,715
	Humanwell Healthcare Group Co. Ltd. Class A	656,207	1,712
	Hualan Biological Engineering Inc. Class A	574,478	1,709
	Shenzhen Megmeet Electrical Co. Ltd. Class A (XSHE)	386,775	1,709
*	China Express Airlines Co. Ltd. Class A	1,118,500	1,709
*	Tibet Summit Resources Co. Ltd. Class A (XSHG)	399,825	1,708
*	Zhejiang Wanliyang Co. Ltd. Class A (XSEC)	1,126,200	1,708
	Hangcha Group Co. Ltd. Class A	769,580	1,705
	Shanghai Electric Group Co. Ltd. Class A (XSSC)	2,571,067	1,699
	Bestechnic Shanghai Co. Ltd. Class A	80,426	1,693
	Han's Laser Technology Industry Group Co. Ltd. Class A	357,723	1,690
	Shenzhen Tagen Group Co. Ltd. Class A	1,970,094	1,689
	Appotronics Corp. Ltd. Class A	421,869	1,688
	DaShenLin Pharmaceutical Group Co. Ltd. Class A	352,496	1,687
	Sichuan Yahua Industrial Group Co. Ltd. Class A	388,400	1,685
	Guangdong Dowstone Technology Co. Ltd. Class A	509,500	1,681
	Digital China Group Co. Ltd. Class A	611,901	1,681
	Shanghai M&G Stationery Inc. Class A (XSHG)	249,275	1,680
	Chengdu RML Technology Co. Ltd. Class A	113,827	1,678
	Chengdu Kanghua Biological Products Co. Ltd. Class A	118,050	1,677
	Shenzhen Yan Tian Port Holding Co. Ltd. Class A	2,244,251	1,677
	Leyard Optoelectronic Co. Ltd. Class A	1,748,173	1,674
	Shenzhen Kaifa Technology Co. Ltd. Class A (XSHE)	958,400	1,673
	Zhongji Innolight Co. Ltd. Class A	342,986	1,671
	SDIC Capital Co. Ltd. Class A (XSHG)	1,831,904	1,664
	Guangzhou Zhujiang Brewery Co. Ltd. Class A (XSHE)	1,435,600	1,663
	Nanjing Xinjiekou Department Store Co. Ltd. Class A (XSSC)	1,107,100	1,661
*	Grandjoy Holdings Group Co. Ltd. Class A (XSHE)	3,113,300	1,660
	Guangzhou GRG Metrology & Test Co. Ltd. Class A	466,500	1,657
	Keda Industrial Group Co. Ltd.	554,600	1,655
	Northeast Securities Co. Ltd. Class A (XSHE)	1,604,558	1,655
	Xinxing Ductile Iron Pipes Co. Ltd. Class A	2,524,400	1,652
	Beijing E-Hualu Information Technology Co. Ltd. Class A	634,529	1,648
	Shandong Jincheng Pharmaceutical Group Co. Ltd. Class A	379,500	1,647
	Chinese Universe Publishing & Media Group Co. Ltd. Class A	1,190,036	1,647

		Shares	Market Value ($000)
*	DBAPP Security Ltd. Class A	81,099	1,646
	China CITIC Bank Corp. Ltd. Class A (XSHG)	2,539,850	1,645
	NanJi E-Commerce Co. Ltd. Class A	2,206,043	1,641
	Amoy Diagnostics Co. Ltd. Class A	368,460	1,640
	Sealand Securities Co. Ltd. Class A (XSHE)	3,177,265	1,639
	Ningbo Sanxing Medical Electric Co. Ltd. Class A	882,336	1,638
	Chongqing Fuling Electric Power Industrial Co. Ltd. Class A	871,536	1,638
	Dongguan Development Holdings Co. Ltd. Class A	1,091,801	1,635
	China South Publishing & Media Group Co. Ltd. Class A	1,234,249	1,634
	JiuGui Liquor Co. Ltd. Class A	74,400	1,630
	Sai Micro Electronics Inc. Class A	693,440	1,629
	COFCO Sugar Holding Co. Ltd. Class A	1,487,749	1,629
	Taiji Computer Corp. Ltd. Class A	556,906	1,625
	Hengli Petrochemical Co. Ltd. Class A	541,200	1,624
	CNNC Hua Yuan Titanium Dioxide Co. Ltd. Class A	1,098,810	1,621
	Sichuan Changhong Electric Co. Ltd. Class A (XSHG)	3,659,100	1,620
	Shenzhen Kangtai Biological Products Co. Ltd. Class A	325,920	1,616
	Kunlun Tech Co. Ltd. Class A	755,856	1,612
	Hangxiao Steel Structure Co. Ltd. Class A (XSHG)	1,786,435	1,612
	Wuxi Rural Commercial Bank Co. Ltd. Class A	1,810,900	1,612
*	NYOCOR Co. Ltd. Class A	1,483,800	1,611
	Universal Scientific Industrial Shanghai Co. Ltd. Class A	606,052	1,608
*	Hybio Pharmaceutical Co. Ltd. Class A (XSEC)	815,691	1,605
	China Wafer Level CSP Co. Ltd. Class A (XSHG)	455,347	1,605
*	Offcn Education Technology Co. Ltd. Class A	2,129,576	1,605
*	Unisplendour Corp. Ltd. Class A	580,826	1,603
	Chengdu Fusen Noble-House Industrial Co. Ltd. Class A	921,221	1,603
*	Hongda Xingye Co. Ltd. Class A	2,931,800	1,601
	Zhejiang Hisoar Pharmaceutical Co. Ltd. Class A (XSHE)	1,479,817	1,599
	Wuhan Raycus Fiber Laser Technologies Co. Ltd. Class A (XSHE)	361,179	1,599
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. Class A	2,409,400	1,597
	BTG Hotels Group Co. Ltd. Class A	514,100	1,597
	Guangzhou Haige Communications Group Inc. Co. Class A (XSHE)	1,201,147	1,596
*	Zhejiang Jinke Tom Culture Industry Co. Ltd. Class A	2,951,245	1,595
*	Zhongtong Bus Co. Ltd.	607,400	1,595
	China Coal Xinji Energy Co. Ltd. Class A	2,203,900	1,594
	Shanghai Fudan Microelectronics Group Co. Ltd. Class A	190,956	1,593
*	Jinneng Holding Shanxi Electric Power Co. Ltd.	2,698,046	1,592
*	Pacific Securities Co. Ltd. Class A (XSSC)	3,822,620	1,591
*	Huaihe Energy Group Co. Ltd. Class A	3,346,600	1,591
	Tongyu Heavy Industry Co. Ltd. Class A	3,501,757	1,589
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd. Class A (XSHG)	2,920,501	1,588
	Shengyi Technology Co. Ltd. Class A (XSHG)	671,118	1,585
*	TongFu Microelectronics Co. Ltd. Class A (XSHE)	644,588	1,582
	Shijiazhuang Yiling Pharmaceutical Co. Ltd. Class A (XSHE)	480,685	1,582
	Citic Pacific Special Steel Group Co. Ltd. Class A	531,045	1,581
	Xilinmen Furniture Co. Ltd. Class A	357,900	1,579
	Shanghai Tunnel Engineering Co. Ltd. Class A	1,945,380	1,578
*	Jilin Electric Power Co. Ltd. Class A (XSHE)	1,452,680	1,578
	Yutong Bus Co. Ltd. Class A (XSSC)	1,347,414	1,577
	Jiangsu Boqian New Materials Stock Co. Ltd. Class A	217,300	1,575
	Sinopec Shanghai Petrochemical Co. Ltd. Class A	3,447,940	1,570
	Yantai Tayho Advanced Materials Co. Ltd. Class A	668,261	1,569
	Nanjing Gaoke Co. Ltd. Class A (XSSC)	1,597,551	1,568
	Sinotrans Ltd. Class A (XSHG)	2,797,395	1,565
	Sichuan Road & Bridge Co. Ltd. Class A (XSHG)	1,041,337	1,564
	Beijing BDStar Navigation Co. Ltd. Class A (XSHE)	339,651	1,563

		Shares	Market Value ($000)
	PhiChem Corp. Class A	498,100	1,563
	Shenzhen Leaguer Co. Ltd. Class A	1,145,721	1,563
	FAW Jiefang Group Co. Ltd. Class A	1,206,800	1,561
	Dong-E-E-Jiao Co. Ltd. Class A (XSHE)	293,067	1,559
	Hesteel Co. Ltd. Class A (XSHE)	3,757,200	1,559
	Jiangsu Shagang Co. Ltd. Class A	2,315,785	1,559
	Winner Medical Co. Ltd. Class A	149,861	1,558
	Shanghai Shibei Hi-Tech Co. Ltd. Class B	5,596,869	1,557
	Sunflower Pharmaceutical Group Co. Ltd. Class A	604,108	1,556
	Shanghai MicroPort Endovascular MedTech Group Co. Ltd. Class A	70,949	1,556
	Biem.L.Fdlkk Garment Co. Ltd. Class A	489,664	1,556
	Xiangcai Co. Ltd. Class A	1,488,900	1,556
	Kailuan Energy Chemical Co. Ltd. Class A (XSHG)	1,477,669	1,555
*	Baoding Tianwei Baobian Electric Co. Ltd. Class A	1,751,501	1,553
*	Zhejiang Zheneng Electric Power Co. Ltd. Class A (XSSC)	3,004,652	1,553
	BTG Hotels Group Co. Ltd. Class A (XSHG)	499,726	1,552
	Xinxiang Tuoxin Pharmaceutical Co. Ltd. Class A	91,600	1,548
	Shanghai AJ Group Co. Ltd. Class A	1,776,098	1,547
	Xinjiang Zhongtai Chemical Co. Ltd. Class A	1,403,800	1,544
	Guangzhou Yuexiu Financial Holdings Group Co. Ltd. Class A (XSHE)	1,622,754	1,544
	Shenzhen Fine Made Electronics Group Co. Ltd. Class A (XSHE)	192,100	1,542
	Shandong Jinjing Science & Technology Co. Ltd. Class A (XSSC)	1,271,196	1,539
	Qingling Motors Co. Ltd. Class H	9,812,072	1,536
	B-Soft Co. Ltd. Class A	1,485,966	1,536
	Jiangsu Guotai International Group Co. Ltd.	1,057,871	1,535
	Beijing Strong Biotechnologies Inc. Class A	565,885	1,535
	Anhui Construction Engineering Group Co. Ltd. Class A	1,699,609	1,535
*	Beijing Compass Technology Development Co. Ltd. Class A	196,800	1,534
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	382,600	1,531
	Sichuan Hexie Shuangma Co. Ltd. Class A (XSHE)	484,900	1,524
	Shenzhen Changhong Technology Co. Ltd. Class A	485,400	1,523
	Qianhe Condiment & Food Co. Ltd. Class A (XSHG)	656,006	1,523
	Laobaixing Pharmacy Chain JSC Class A	308,126	1,520
	Jizhong Energy Resources Co. Ltd. Class A	1,519,400	1,518
*	TongFu Microelectronics Co. Ltd. Class A	617,991	1,517
*	Hisense Visual Technology Co. Ltd. Class A (XSHG)	788,700	1,517
*	Yuan Longping High-tech Agriculture Co. Ltd. Class A	683,200	1,514
*	Shandong Bohui Paper Industrial Co. Ltd. Class A	1,345,900	1,510
	Camel Group Co. Ltd. Class A	872,471	1,509
	Ningbo Yunsheng Co. Ltd. Class A (XSSC)	708,831	1,507
	Grinm Advanced Materials Co. Ltd. Class A	623,800	1,506
	Hefei Meiya Optoelectronic Technology Inc. Class A (XSHE)	465,465	1,506
	Yankershop Food Co. Ltd. Class A	112,100	1,505
*	Gree Real Estate Co. Ltd. Class A	1,695,100	1,504
	Rizhao Port Co. Ltd. Class A	3,208,600	1,503
*	Zhejiang Qianjiang Motorcycle Co. Ltd. Class A	473,849	1,503
	Hainan Poly Pharm Co. Ltd. Class A (XSHE)	352,626	1,502
*	COSCO SHIPPING Specialized Carriers Co. Ltd. Class A (XSHG)	1,991,001	1,500
	Anhui Kouzi Distillery Co. Ltd. Class A	201,427	1,499
	CETC Digital Technology Co. Ltd. Class A	526,968	1,499
*	OFILM Group Co. Ltd. Class A (XSHE)	1,662,925	1,496
	Jiangxi Ganyue Expressway Co. Ltd. Class A	2,901,500	1,495
	Jiang Su Suyan Jingshen Co. Ltd. Class A	761,500	1,493
*	Yantai Zhenghai Magnetic Material Co. Ltd. Class A (XSHE)	582,654	1,491
*	Wonders Information Co. Ltd. Class A	1,073,100	1,489
	Huaan Securities Co. Ltd. Class A (XSHG)	2,312,221	1,489
	Huali Industrial Group Co. Ltd. Class A (XSHE)	170,000	1,489
	Wanxiang Qianchao Co. Ltd. Class A	1,516,900	1,485

		Shares	Market Value ($000)
	Western Securities Co. Ltd. Class A	1,569,968	1,485
	Beijing Haohua Energy Resource Co. Ltd. Class A	1,424,760	1,485
	Red Avenue New Materials Group Co. Ltd. Class A (XSHG)	345,100	1,485
[2]	First Tractor Co. Ltd. Class H	3,489,706	1,484
	Shanghai Chinafortune Co. Ltd. Class A	812,561	1,481
	North China Pharmaceutical Co. Ltd. Class A	1,585,460	1,480
	Jiangxi Lianchuang Optoelectronic Science & Technology Co. Ltd. Class A	345,976	1,479
	Zhejiang Crystal-Optech Co. Ltd. Class A (XSHE)	819,994	1,479
	Xiamen Kingdomway Group Co. Class A (XSHE)	462,900	1,479
*	Jiangxi Zhengbang Technology Co. Ltd. Class A	1,634,398	1,475
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	853,196	1,474
	ADAMA Ltd. Class A	915,100	1,473
*	Luoyang Glass Co. Ltd. Class A	385,300	1,471
	Xuji Electric Co. Ltd. Class A	446,000	1,470
*	China Aluminum International Engineering Corp. Ltd. Class A	2,145,700	1,470
	Maanshan Iron & Steel Co. Ltd. Class A (XSHG)	3,155,000	1,469
	Sino Wealth Electronic Ltd. Class A (XSHE)	225,258	1,468
	Beijing Tongtech Co. Ltd. Class A	559,680	1,468
	Dong-E-E-Jiao Co. Ltd. Class A	275,700	1,466
*	Lao Feng Xiang Co. Ltd. Class A	258,900	1,466
	Beijing Sifang Automation Co. Ltd. Class A (XSSC)	530,039	1,466
	Guangdong Great River Smarter Logistics Co. Ltd. Class A	434,798	1,464
[2]	Yuzhou Group Holdings Co. Ltd.	30,691,570	1,462
	Xuji Electric Co. Ltd. Class A (XSHE)	443,400	1,462
	Datang International Power Generation Co. Ltd. Class A	3,482,700	1,460
	Anhui Wanwei Updated High-Tech Material Industry Co. Ltd. Class A (XSSC)	1,344,100	1,459
	Shandong Sun Paper Industry JSC Ltd. Class A	835,800	1,458
	Zhejiang Jiecang Linear Motion Technology Co. Ltd. Class A	297,909	1,458
	Easyhome New Retail Group Co. Ltd. Class A	2,402,000	1,457
	YGSOFT Inc. Class A (XSHE)	1,431,258	1,456
*	Suzhou Gold Mantis Construction Decoration Co. Ltd. Class A (XSHE)	1,986,905	1,454
	Yechiu Metal Recycling China Ltd. Class A	2,176,400	1,453
*	Jiangsu Zongyi Co. Ltd. Class A	1,224,100	1,452
	Zhejiang Longsheng Group Co. Ltd. Class A (XSSC)	983,700	1,449
*	Orient Group Inc. Class A	3,391,900	1,446
	Guangdong No. 2 Hydropower Engineering Co. Ltd. Class A	1,185,800	1,443
	PCI Technology Group Co. Ltd. Class A (XSHG)	1,516,958	1,441
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd. Class A	1,984,439	1,440
	Zhongji Innolight Co. Ltd. Class A (XSHE)	295,537	1,440
	Hangzhou Honghua Digital Technology Stock Co. Ltd. Class A	52,138	1,440
[2]	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd. Class H	3,561,772	1,439
*	Inner Mongolia Xingye Mining Co. Ltd. Class A (XSHE)	1,276,772	1,439
*	Aotecar New Energy Technology Co. Ltd. Class A	2,987,100	1,439
	Shenzhen YUTO Packaging Technology Co. Ltd. Class A	354,360	1,437
	Yunnan Energy Investment Co. Ltd. Class A	751,155	1,436
	COFCO Capital Holdings Co. Ltd. Class A (XSHE)	1,446,657	1,435
	Shenzhen Huaqiang Industry Co. Ltd. Class A	782,836	1,434
	Hubei Energy Group Co. Ltd. Class A	1,930,290	1,429
	Grandblue Environment Co. Ltd. Class A	458,060	1,429
	Xi'An Shaangu Power Co. Ltd. Class A (XSHG)	728,545	1,429
	Shanying International Holding Co. Ltd. Class A	3,457,725	1,428
	Financial Street Holdings Co. Ltd. Class A (XSHE)	1,676,851	1,428
	Bright Dairy & Food Co. Ltd. Class A	794,000	1,427
	Jiangsu Hengshun Vinegar Industry Co. Ltd. Class A	856,902	1,426
*	Jinke Properties Group Co. Ltd. Class A (XSHE)	3,657,625	1,424
*	Zhejiang Wanfeng Auto Wheel Co. Ltd. Class A (XSEC)	1,411,966	1,424
	Shanghai Environment Group Co. Ltd. Class A	955,007	1,424

		Shares	Market Value ($000)
	NavInfo Co. Ltd. Class A	684,887	1,422
*	Shandong Xinhua Pharmaceutical Co. Ltd. Class A	457,342	1,422
	Zhejiang Conba Pharmaceutical Co. Ltd. Class A (XSHG)	2,236,157	1,422
	Bluestar Adisseo Co. Class A	1,009,941	1,420
	Shanghai M&G Stationery Inc. Class A	210,300	1,418
	FAWER Automotive Parts Co. Ltd. Class A	1,597,545	1,418
	Shenzhen Gas Corp. Ltd. Class A	1,333,087	1,417
*	Beijing Jetsen Technology Co. Ltd. Class A	1,742,123	1,415
	China CAMC Engineering Co. Ltd. Class A	1,168,000	1,410
	JL Mag Rare-Earth Co. Ltd. Class A (XSHE)	204,800	1,410
	Suzhou TFC Optical Communication Co. Ltd. Class A (XSHE)	299,880	1,409
*	Jilin Electric Power Co. Ltd. Class A	1,294,200	1,406
	Jiangsu Suzhou Rural Commercial Bank Co. Ltd. Class A	1,774,500	1,406
	Zhejiang Shuanghuan Driveline Co. Ltd. Class A	239,080	1,405
	Shandong Dawn Polymer Co. Ltd. Class A	359,200	1,404
	Yusys Technologies Co. Ltd. Class A	618,780	1,401
	Newland Digital Technology Co. Ltd. Class A (XSHE)	618,095	1,400
	Shandong WIT Dyne Health Co. Ltd. Class A	227,050	1,399
*	Verisilicon Microelectronics Shanghai Co. Ltd. Class A	202,337	1,399
	Cangzhou Mingzhu Plastic Co. Ltd. Class A	1,498,197	1,397
	Zhefu Holding Group Co. Ltd. Class A (XSHE)	1,995,490	1,396
*	Wanda Film Holding Co. Ltd. Class A (XSHE)	755,300	1,395
*	Shenzhen MTC Co. Ltd. Class A (XSHE)	2,400,755	1,394
	Tibet Urban Development & Investment Co. Ltd. Class A (XSHG)	488,170	1,393
	Central China Securities Co. Ltd. Class A (XSSC)	2,405,400	1,392
	Fujian Sunner Development Co. Ltd. Class A	472,967	1,390
	Tianjin Pharmaceutical Da Re Tang Group Corp. Ltd. Class A	422,329	1,390
	Haisco Pharmaceutical Group Co. Ltd. Class A	598,264	1,390
	Shaanxi Construction Engineering Group Corp. Ltd. Class A (XSHG)	1,889,590	1,387
	Yintai Gold Co. Ltd. Class A	857,780	1,383
	Pengxin International Mining Co. Ltd. Class A	2,456,000	1,383
	Tianjin Port Co. Ltd. Class A (XSHG)	2,315,508	1,382
[1]	Qingdao Port International Co. Ltd. Class H	2,903,915	1,378
*	Tech-Bank Food Co. Ltd. Class A (XSHE)	1,236,974	1,377
	Chengdu CORPRO Technology Co. Ltd. Class A	390,400	1,376
	MLS Co. Ltd. Class A	952,800	1,376
	Keboda Technology Co. Ltd. Class A	129,581	1,376
	Zhuzhou Times New Material Technology Co. Ltd. Class A	802,800	1,375
	Valiant Co. Ltd. Class A (XSHE)	510,250	1,374
	Daan Gene Co. Ltd. Class A	491,344	1,371
	Shanghai Shyndec Pharmaceutical Co. Ltd. Class A	986,738	1,369
*	Greatoo Intelligent Equipment Inc.	2,052,300	1,369
	Chengdu Leejun Industrial Co. Ltd. Class A	1,022,161	1,369
	Shandong Chenming Paper Holdings Ltd. Class A (XSHE)	1,677,550	1,368
*	Hainan Development Holdings Nanhai Co. Ltd. Class A	703,200	1,367
*	Yango Group Co. Ltd. Class A	4,010,183	1,366
*	Shandong Longda Meishi Co. Ltd. Class A	904,000	1,365
	Beijing SuperMap Software Co. Ltd. Class A	490,500	1,364
	Henan Hengxing Science & Technology Co. Ltd. Class A	1,425,295	1,364
	APT Medical Inc. Class A	45,976	1,363
	Tianjin Capital Environmental Protection Group Co. Ltd. Class A (XSHG)	1,293,916	1,362
	China World Trade Center Co. Ltd. Class A	635,535	1,361
	Hangzhou Dptech Technologies Co. Ltd. Class A	676,947	1,361
	Accelink Technologies Co. Ltd. Class A (XSHE)	513,948	1,359
*	Cheng De Lolo Co. Ltd. Class A (XSHE)	1,096,852	1,354
*	Hengdian Entertainment Co. Ltd. Class A (XSHG)	597,900	1,353
*	Minmetals Development Co. Ltd. Class A (XSHG)	922,286	1,352
	Xizi Clean Energy Equipment Manufacturing Co. Ltd. Class A	450,618	1,352

		Shares	Market Value ($000)
	Guangdong Hybribio Biotech Co. Ltd. Class A	442,947	1,352
*	Qingdao Zhongzi Zhongcheng Group Co. Ltd. Class A	723,006	1,351
	Anhui Huilong Agricultural Means of Production Co. Ltd. Class A	830,450	1,350
	Xinjiang Xintai Natural Gas Co. Ltd. Class A	401,640	1,350
	BrightGene Bio-Medical Technology Co. Ltd. Class A	414,069	1,350
*	Nations Technologies Inc. Class A	521,400	1,349
	Yibin Tianyuan Group Co. Ltd. Class A	1,118,558	1,347
*	Beijing Sinohytec Co. Ltd. Class A	85,889	1,347
*	HC SemiTek Corp. Class A	1,212,450	1,346
	Zhejiang Orient Financial Holdings Group Co. Ltd. Class A (XSEC)	2,273,294	1,345
[2]	CPMC Holdings Ltd.	3,405,319	1,343
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A	51,401	1,343
	Qinghai Huzhu TianYouDe Highland Barley Spirit Co. Ltd. Class A	525,800	1,342
	Hongfa Technology Co. Ltd. Class A	219,730	1,341
	Sino-Platinum Metals Co. Ltd. Class A	517,718	1,341
*	Chongqing Iron & Steel Co. Ltd. Class A (XSHG)	5,006,188	1,341
	Hangzhou Shunwang Technology Co. Ltd. Class A	680,200	1,334
	Beijing Capital Development Co. Ltd. Class A	2,014,531	1,333
*,2	Zhenro Properties Group Ltd.	22,929,508	1,332
	Zhejiang Dingli Machinery Co. Ltd. Class A	209,400	1,331
	Shenzhen Topraysolar Co. Ltd. Class A	1,427,758	1,330
	First Tractor Co. Ltd. Class A (XSSC)	828,289	1,329
	Pacific Shuanglin Bio-pharmacy Co. Ltd. (XSHE)	465,203	1,329
	Great Wall Motor Co. Ltd. Class A	258,538	1,327
	Tangshan Sanyou Chemical Industries Co. Ltd. Class A	1,304,852	1,326
	Tibet Rhodiola Pharmaceutical Holding Co. Class A	234,317	1,326
	Zheshang Securities Co. Ltd. Class A (XSHG)	832,600	1,325
	Tianjin 712 Communication & Broadcasting Co. Ltd. Class A (XSHG)	288,300	1,322
	Jiangsu Asia-Pacific Light Alloy Technology Co. Ltd. Class A	1,305,666	1,321
*	Yifan Pharmaceutical Co. Ltd. Class A (XSHE)	740,302	1,319
	Zhejiang Yongtai Technology Co. Ltd. Class A	288,087	1,317
	Fujian Expressway Development Co. Ltd. Class A	3,044,400	1,316
	Jizhong Energy Resources Co. Ltd. Class A (XSHE)	1,315,107	1,314
	Tianjin Capital Environmental Protection Group Co. Ltd. Class H	3,277,266	1,311
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd. Class A	1,390,724	1,311
	Juewei Food Co. Ltd. Class A (XSHG)	168,760	1,311
*	Shenzhen Chipscreen Biosciences Co. Ltd. Class A	355,488	1,310
*	Far East Smarter Energy Co. Ltd. Class A (XSHG)	1,229,560	1,309
	Beibuwan Port Co. Ltd. Class A	1,122,600	1,309
	Huafon Chemical Co. Ltd. Class A	1,157,900	1,308
*	Lushang Health Industry Development Co. Ltd. Class A	925,879	1,306
	Wangfujing Group Co. Ltd. Class A (XSSC)	409,042	1,305
	Chongqing Sanfeng Environment Group Corp. Ltd. Class A	1,214,900	1,305
	Jenkem Technology Co. Ltd. Class A (XSHG)	38,565	1,304
*	Beijing Dabeinong Technology Group Co. Ltd. Class A	1,206,300	1,301
	Xiamen ITG Group Corp. Ltd. Class A	1,262,574	1,300
	Guizhou Xinbang Pharmaceutical Co. Ltd. Class A	1,609,931	1,300
	Eoptolink Technology Inc. Ltd. Class A (XSHE)	347,812	1,300
	Xinjiang Tianshan Cement Co. Ltd. Class A	766,600	1,299
*	Shandong Xinchao Energy Corp. Ltd. Class A (XSHG)	3,400,300	1,299
	Nanjing Hanrui Cobalt Co. Ltd. Class A (XSHE)	162,400	1,299
	Asian Star Anchor Chain Co. Ltd. Jiangsu Class A	858,650	1,294
	Hainan Strait Shipping Co. Ltd. Class A (XSHE)	1,677,780	1,293
	Wanxiang Qianchao Co. Ltd. Class A (XSHE)	1,320,379	1,292
	Guangzhou Development Group Inc. Class A (XSHG)	1,503,400	1,291
*	YanTai Shuangta Food Co. Ltd. Class A (XSHE)	1,051,000	1,290
	Xiamen C & D Inc. Class A	772,400	1,288
	Zhejiang JIULI Hi-tech Metals Co. Ltd. Class A	499,500	1,288

		Shares	Market Value ($000)
	Yueyang Forest & Paper Co. Ltd. Class A (XSHG)	1,497,780	1,287
	Suofeiya Home Collection Co. Ltd. Class A	486,978	1,287
	China Galaxy Securities Co. Ltd. Class A	995,320	1,286
	Sichuan EM Technology Co. Ltd. Class A (XSHG)	698,750	1,286
	JCHX Mining Management Co. Ltd. Class A (XSHG)	439,296	1,285
*	Ningxia Zhongyin Cashmere Co. Ltd. Class A	4,093,100	1,284
	Zhejiang Tianyu Pharmaceutical Co. Ltd. Class A	330,880	1,280
*	Shenzhen Neptunus Bioengineering Co. Ltd. Class A	2,438,150	1,279
*	Tsinghua Tongfang Co. Ltd. Class A (XSHG)	1,923,200	1,278
	Luoxin Pharmaceuticals Group Stock Co. Ltd. Class A	1,171,610	1,278
	Beijing GeoEnviron Engineering & Technology Inc. Class A	658,356	1,277
*	Shengda Resources Co. Ltd. Class A	713,800	1,277
	CGN Power Co. Ltd. Class A	3,113,500	1,277
	Addsino Co. Ltd. Class A	749,900	1,272
	Guangxi Liugong Machinery Co. Ltd. Class A	1,331,561	1,272
	ShaanXi Provincial Natural Gas Co. Ltd. Class A	1,054,500	1,272
	Luolai Lifestyle Technology Co. Ltd. Class A	784,283	1,271
	Addsino Co. Ltd. Class A (XSHE)	748,000	1,269
	Jiangxi Wannianqing Cement Co. Ltd. Class A	828,724	1,266
*	Chengzhi Co. Ltd. Class A	842,000	1,265
	CITIC Heavy Industries Co. Ltd. Class A (XSHG)	2,056,652	1,265
	Huagong Tech Co. Ltd. Class A	385,000	1,264
	Befar Group Co. Ltd. Class A (XSHG)	1,479,242	1,263
*	Shanghai Guijiu Co. Ltd. Class A	320,500	1,263
*	Ourpalm Co. Ltd. Class A	2,633,461	1,262
*	An Hui Wenergy Co. Ltd. Class A (XSHE)	1,824,144	1,260
	Xinjiang Communications Construction Group Co. Ltd. Class A	576,600	1,260
	China Animal Husbandry Industry Co. Ltd. Class A (XSHG)	748,498	1,259
*	Blivex Technology Co. Ltd. Class A	4,172,796	1,259
	Moon Environment Technology Co. Ltd. Class A	795,284	1,256
*	Guosheng Financial Holding Inc. Class A (XSHE)	1,012,873	1,254
	Beijing Shougang Co. Ltd. Class A (XSHE)	1,993,600	1,253
	Longhua Technology Group Luoyang Co. Ltd. Class A	864,300	1,250
	Bank of Qingdao Co. Ltd. Class A (XSHE)	2,453,590	1,250
	Xinyu Iron & Steel Co. Ltd. Class A (XSHG)	1,870,600	1,249
	Anhui Yingliu Electromechanical Co. Ltd. Class A (XSHG)	472,360	1,247
	INESA Intelligent Tech Inc. Class A	1,133,790	1,245
	Chongqing Department Store Co. Ltd. Class A	374,760	1,243
	Shenzhen Hepalink Pharmaceutical Group Co. Ltd. Class A	522,821	1,239
*	Innuovo Technology Co. Ltd. Class A (XSHE)	960,755	1,239
	Shenma Industry Co. Ltd. Class A	939,904	1,239
	Fujian Star-net Communication Co. Ltd. Class A (XSHE)	369,581	1,238
	Jiangsu Financial Leasing Co. Ltd. Class A	1,645,707	1,237
	Gansu Shangfeng Cement Co. Ltd. Class A	564,480	1,237
	Wuxi Boton Technology Co. Ltd. Class A	480,204	1,235
	Shenzhen Sunway Communication Co. Ltd. Class A	481,625	1,231
	Zhejiang Juhua Co. Ltd. Class A (XSSC)	478,140	1,230
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A (XSHG)	711,600	1,229
	Konfoong Materials International Co. Ltd. Class A (XSHE)	111,476	1,229
	Beijing Tiantan Biological Products Corp. Ltd. Class A (XSHG)	412,933	1,228
	Yunnan Wenshan Electric Power Co. Ltd. Class A	477,927	1,227
	Shanghai Jahwa United Co. Ltd. Class A (XSHG)	232,700	1,224
	Greenland Hong Kong Holdings Ltd.	10,544,314	1,223
	HLA Group Corp. Ltd. (XSHG)	1,812,931	1,223
	Kuangda Technology Group Co. Ltd. Class A	1,463,584	1,223
	Tangshan Jidong Cement Co. Ltd. Class A (XSHE)	851,877	1,222
	Hunan Gold Corp. Ltd. Class A (XSHE)	665,040	1,219

		Shares	Market Value ($000)
	Wuxi Huaguang Environment & Energy Group Co. Ltd. Class A	929,331	1,218
	ZheJiang Dali Technology Co. Ltd. Class A	552,794	1,216
*	Guizhou Broadcasting & TV Information Network Co. Ltd. Class A	748,600	1,216
	Jiangsu Changhai Composite Materials Co. Ltd. Class A	469,128	1,214
	Shenzhen Sunway Communication Co. Ltd. Class A (XSHE)	475,324	1,214
*	Yuan Longping High-tech Agriculture Co. Ltd. Class A (XSHE)	547,439	1,213
	Shenzhen SC New Energy Technology Corp. Class A	61,100	1,211
	Shanghai Huayi Group Co. Ltd. Class A (XSHG)	1,096,976	1,211
*	Fujian Snowman Co. Ltd. Class A	724,468	1,210
	Guangdong Meiyan Jixiang Hydropower Co. Ltd. Class A	2,581,100	1,208
	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. Class A (XSHG)	234,200	1,208
	Eternal Asia Supply Chain Management Ltd. Class A	1,250,700	1,206
	Huadian Power International Corp. Ltd. Class A (XSHG)	1,876,717	1,205
	Shanghai Tianchen Co. Ltd. Class A	728,338	1,204
	Hisense Home Appliances Group Co. Ltd. Class A (XSEC)	574,900	1,203
*	Shanghai Electric Power Co. Ltd. Class A (XSHG)	836,400	1,203
*	Chongqing Three Gorges Water Conservancy & Electric Power Co. Ltd. Class A	709,758	1,202
	Suzhou Anjie Technology Co. Ltd. Class A (XSHE)	462,649	1,201
	Topsec Technologies Group Inc. Class A (XSHE)	879,332	1,200
	Guangzhou Shiyuan Electronic Technology Co. Ltd. Class A (XSHE)	118,600	1,198
*	RiseSun Real Estate Development Co. Ltd. Class A (XSHE)	2,871,785	1,195
	Shenzhen FRD Science & Technology Co. Ltd.	465,019	1,192
	Xinjiang Joinworld Co. Ltd. Class A (XSSC)	799,308	1,192
	Zhejiang Daily Digital Culture Group Co. Ltd. Class A	1,239,287	1,190
	Long Yuan Construction Group Co. Ltd. Class A (XSSC)	1,061,024	1,188
*	UTour Group Co. Ltd. Class A	1,245,025	1,187
	Wushang Group Co. Ltd. Class A	745,977	1,185
	Zhejiang Xianju Pharmaceutical Co. Ltd. Class A	898,950	1,180
	China Resources Double Crane Pharmaceutical Co. Ltd. Class A	380,251	1,179
*	Vcanbio Cell & Gene Engineering Corp. Ltd. Class A	440,200	1,179
	Guangdong Advertising Group Co. Ltd. Class A	1,672,622	1,179
	JSTI Group Class A	1,199,857	1,178
	Fangda Special Steel Technology Co. Ltd. Class A	1,181,177	1,177
	Shenzhen Microgate Technology Co. Ltd. Class A	822,600	1,177
	Suning Universal Co. Ltd. Class A (XSHE)	2,183,210	1,175
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A (XSHG)	799,750	1,175
*	Hytera Communications Corp. Ltd. Class A (XSHE)	1,486,765	1,173
	DBG Technology Co. Ltd. Class A	709,280	1,172
	Zhejiang Huace Film & Television Co. Ltd. Class A	1,700,924	1,171
	Jafron Biomedical Co. Ltd. Class A	177,470	1,168
	Sansteel Minguang Co. Ltd. Fujian Class A (XSHE)	1,418,556	1,166
	Beijing Ultrapower Software Co. Ltd. Class A	1,853,768	1,165
*	Mianyang Fulin Precision Co. Ltd.	378,200	1,164
	Telling Telecommunication Holding Co. Ltd. Class A	737,100	1,163
	Shenzhen Click Technology Co. Ltd. Class A	344,000	1,163
	Bank of Suzhou Co. Ltd. Class A	1,219,570	1,162
	Wuchan Zhongda Group Co. Ltd. Class A (XSHG)	1,626,115	1,160
*	OFILM Group Co. Ltd. Class A	1,288,200	1,159
*	China Fortune Land Development Co. Ltd. Class A (XSSC)	2,655,465	1,159
	Zhejiang JIULI Hi-tech Metals Co. Ltd. Class A (XSSC)	449,450	1,159
	Shenzhen Hepalink Pharmaceutical Group Co. Ltd. Class A (XSHE)	489,180	1,159
	Skyworth Digital Co. Ltd. Class A (XSHE)	423,200	1,158
	Gan & Lee Pharmaceuticals Co. Ltd. Class A	191,000	1,158
	Zhejiang Meida Industrial Co. Ltd. Class A (XSEC)	572,800	1,157
	Shenyang Xingqi Pharmaceutical Co. Ltd. Class A	83,302	1,157
	China Merchants Energy Shipping Co. Ltd. Class A (XSSC)	1,123,680	1,155

		Shares	Market Value ($000)
*	Jiangxi Zhengbang Technology Co. Ltd. Class A (XSHE)	1,279,608	1,155
	Guangdong Vanward New Electric Co. Ltd. Class A	841,940	1,155
	China XD Electric Co. Ltd. Class A (XSHG)	1,531,400	1,153
	Anhui Sierte Fertilizer Industry Ltd. Co. Class A	798,125	1,152
	Hangzhou Onechance Tech Corp. Class A	262,325	1,152
	Hengtong Optic-electric Co. Ltd. Class A (XSHG)	494,260	1,150
	Espressif Systems Shanghai Co. Ltd. Class A	75,282	1,149
	Ningxia Jiaze New Energy Co. Ltd. Class A	1,633,000	1,147
*	Guangshen Railway Co. Ltd. Class A (XSSC)	3,727,334	1,146
*	Jiangsu Guoxin Corp. Ltd. Class A	1,130,100	1,144
*	Hiconics Eco-energy Technology Co. Ltd. Class A	1,066,400	1,143
	Guangdong Tapai Group Co. Ltd. Class A (XSHE)	931,036	1,141
*	Focused Photonics Hangzhou Inc. Class A	276,196	1,140
	Shanghai Baosteel Packaging Co. Ltd. Class A	894,100	1,138
	ZhongMan Petroleum & Natural Gas Group Corp. Ltd.	382,700	1,138
	Yangtze Optical Fibre & Cable Joint Stock Ltd. Co. Class A	231,660	1,137
	Jilin Sino-Microelectronics Co. Ltd. Class A	1,034,310	1,137
	Shanghai Titan Scientific Co. Ltd. Class A	49,505	1,136
*	HyUnion Holding Co. Ltd. Class A (XSHE)	1,013,582	1,134
	Kingfa Sci & Tech Co. Ltd. Class A	755,423	1,132
	Xinhuanet Co. Ltd. Class A	452,800	1,132
*	Henan Huanghe Whirlwind Co. Ltd. Class A (XSHG)	764,600	1,130
	Shaanxi Construction Engineering Group Corp. Ltd. Class A	1,539,035	1,130
	Shenzhen Jinjia Group Co. Ltd. Class A (XSHE)	821,000	1,129
*	Bestway Marine & Energy Technology Co. Ltd. Class A	1,738,650	1,129
	Shenergy Co. Ltd. Class A (XSSC)	1,292,291	1,128
	New Guomai Digital Culture Co. Ltd. Class A	733,200	1,128
	Three's Co. Media Group Co. Ltd. Class A	77,436	1,126
	Zhejiang Guyuelongshan Shaoxing Wine Co. Ltd. Class A (XSHG)	764,190	1,125
	Guangzhou Port Co. Ltd. Class A	2,060,800	1,125
	Hunan Aihua Group Co. Ltd. Class A (XSHG)	293,306	1,124
*	Shanghai Zijiang Enterprise Group Co. Ltd. Class A	1,265,015	1,120
*	Top Energy Co. Ltd. Shanxi Class A	1,237,044	1,120
	Zhende Medical Co. Ltd. Class A	189,800	1,120
	Inspur Electronic Information Industry Co. Ltd. Class A	310,040	1,119
*	Yunnan Lincang Xinyuan Germanium Industrial Co. Ltd. Class A	626,595	1,119
	Ningbo Huaxiang Electronic Co. Ltd. Class A	439,100	1,117
	Wuhan Guide Infrared Co. Ltd. Class A	604,563	1,117
	Jiangsu Hongdou Industrial Co. Ltd. Class A (XSHG)	1,515,822	1,115
	People.cn Co. Ltd. Class A	703,681	1,115
	Changjiang Securities Co. Ltd. Class A	1,377,986	1,113
	Zhejiang Hailide New Material Co. Ltd. Class A	1,186,917	1,113
	Qiming Information Technology Co. Ltd. Class A	534,874	1,113
	Guangzhou Haige Communications Group Inc. Co. Class A	835,700	1,111
	NSFOCUS Technologies Group Co. Ltd. Class A	736,318	1,110
	Guangdong Baolihua New Energy Stock Co. Ltd. Class A (XSHE)	1,475,460	1,106
	Jiangsu Phoenix Publishing & Media Corp. Ltd. Class A (XSSC)	1,130,306	1,103
*	Henan Ancai Hi-Tech Co. Ltd. Class A	1,024,750	1,102
	Sun Create Electronics Co. Ltd. Class A	234,520	1,102
	China Sports Industry Group Co. Ltd. Class A	908,800	1,100
	Henan Zhongyuan Expressway Co. Ltd. Class A	2,397,600	1,100
	KingClean Electric Co. Ltd. Class A	238,900	1,098
*	Shenzhen Deren Electronic Co. Ltd. Class A	561,151	1,096
	Hengdian Group DMEGC Magnetics Co. Ltd. Class A	298,300	1,095
*	Polaris Bay Group Co. Ltd. Class A (XSHG)	916,098	1,094
*	Jiajiayue Group Co. Ltd. Class A	603,492	1,094
*	Beijing Thunisoft Corp. Ltd. Class A	1,030,720	1,093
	Wuhan Jingce Electronic Group Co. Ltd. Class A	171,276	1,089

		Shares	Market Value ($000)
	Jiangsu Changshu Rural Commercial Bank Co. Ltd. Class A	944,900	1,084
	Minmetals Capital Co. Ltd. Class A	1,506,360	1,082
	Luyang Energy-Saving Materials Co. Ltd. (XSHE)	305,671	1,082
	Shanghai Jin Jiang Online Network Service Co. Ltd.	1,535,525	1,078
	Shenzhen Suntak Circuit Technology Co. Ltd. Class A	572,400	1,076
	Tasly Pharmaceutical Group Co. Ltd. Class A (XSHG)	712,242	1,076
	DeHua TB New Decoration Materials Co. Ltd. Class A	760,550	1,076
	Guangzhou Restaurant Group Co. Ltd. Class A (XSHG)	315,241	1,074
*	Shuangliang Eco-Energy Systems Co. Ltd. Class A (XSHG)	412,005	1,072
	Suzhou Jinhong Gas Co. Ltd. Class A	362,709	1,072
*	Shandong Xinchao Energy Corp. Ltd. Class A (XSSC)	2,802,816	1,071
	Zhejiang Wanma Co. Ltd. Class A (XSHG)	793,972	1,071
	Winall Hi-Tech Seed Co. Ltd. Class A (XSHE)	485,550	1,071
	Norinco International Cooperation Ltd. Class A	939,308	1,069
	Hebei Yangyuan Zhihui Beverage Co. Ltd. Class A	352,352	1,068
*	Shunfa Hengye Corp. Class A (XSHE)	1,413,801	1,068
	Stanley Agricultural Group Co. Ltd. Class A	1,085,928	1,068
	Yunnan Tin Co. Ltd. Class A (XSHE)	476,300	1,065
	Edifier Technology Co. Ltd. Class A	835,300	1,064
	Shanxi Securities Co. Ltd. Class A	1,309,410	1,062
*	Henan Yuneng Holdings Co. Ltd. Class A	1,133,000	1,062
	Bear Electric Appliance Co. Ltd. Class A	127,600	1,061
	Chow Tai Seng Jewellery Co. Ltd. Class A	515,325	1,060
*	Greenland Holdings Corp. Ltd. Class A	2,010,120	1,060
	Beijing Zhong Ke San Huan High-Tech Co. Ltd. Class A	335,800	1,060
	Qingdao Eastsoft Communication Technology Co. Ltd. Class A	475,500	1,058
*	Luoniushan Co. Ltd. Class A (XSHE)	1,057,707	1,057
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd. Class A	1,120,686	1,057
*	Jiangsu Kanion Pharmaceutical Co. Ltd. Class A (XSHG)	505,566	1,057
	Xinjiang Zhongtai Chemical Co. Ltd. Class A (XSHE)	961,315	1,057
	Qingdao Hanhe Cable Co. Ltd. Class A	1,571,104	1,057
	Guodian Nanjing Automation Co. Ltd. Class A	687,800	1,055
	CQ Pharmaceutical Holding Co. Ltd. Class A (XSHE)	1,366,500	1,053
	Zhejiang Hisun Pharmaceutical Co. Ltd. Class A (XSHG)	591,700	1,053
	Gaona Aero Material Co. Ltd. Class A	144,300	1,052
*	Mesnac Co. Ltd. Class A	860,489	1,051
	Shandong Buchang Pharmaceuticals Co. Ltd. Class A	373,422	1,051
	Guangxi Guiguan Electric Power Co. Ltd. Class A (XSHG)	1,128,790	1,050
	Guangzhou Hengyun Enterprises Holdings Ltd. Class A	821,731	1,050
*	Insigma Technology Co. Ltd. Class A	1,008,500	1,046
*	Zhewen Interactive Group Co. Ltd. Class A	1,219,700	1,045
	Shinva Medical Instrument Co. Ltd. Class A	366,248	1,044
*	China Reform Health Management & Services Group Co. Ltd. Class A (XSHE)	771,892	1,043
	Maccura Biotechnology Co. Ltd. Class A	366,530	1,040
	Yealink Network Technology Corp. Ltd. Class A	92,159	1,039
	CGN Nuclear Technology Development Co. Ltd. Class A (XSHE)	809,829	1,038
*	Saurer Intelligent Technology Co. Ltd. Class A	1,774,600	1,038
*	Luxin Venture Capital Group Co. Ltd. Class A (XSHG)	532,800	1,037
	Sino GeoPhysical Co. Ltd. Class A	319,165	1,037
	Tasly Pharmaceutical Group Co. Ltd. Class A (XSSC)	686,014	1,036
	Hefei Meiya Optoelectronic Technology Inc. Class A	320,005	1,035
	Guoyuan Securities Co. Ltd. Class A	1,075,657	1,033
*	Lingyi iTech Guangdong Co. Class A	1,352,100	1,033
	Luenmei Quantum Co. Ltd. Class A (XSHG)	934,180	1,033
	Zhejiang Runtu Co. Ltd. Class A	868,351	1,033
	City Development Environment Co. Ltd.	654,680	1,032
*	Client Service International Inc. Class A	432,967	1,031

		Shares	Market Value ($000)
	Baiyin Nonferrous Group Co. Ltd. Class A	2,448,000	1,030
*	CASIN Real Estate Development Group Co. Ltd. Class A	1,059,201	1,029
	Changying Xinzhi Technology Co. Ltd. Class A	382,400	1,029
	Shanghai Kaibao Pharmaceutical Co. Ltd. Class A	1,150,408	1,029
	Truking Technology Ltd. Class A (XSHE)	435,300	1,029
*	Suzhou Zelgen Biopharmaceutical Co. Ltd. Class A	203,275	1,028
	Guangdong Guanhao High-Tech Co. Ltd. Class A	1,698,100	1,027
	Zhejiang Garden Bio-Chemical High-tech Co. Ltd. Class A (XSHE)	440,350	1,026
	Shenzhen Fortune Trend Technology Co. Ltd. Class A	78,442	1,026
	Financial Street Holdings Co. Ltd. Class A	1,203,460	1,025
	Guangdong Shaoneng Group Co. Ltd. Class A	1,112,040	1,025
	Jinxi Axle Co. Ltd. Class A	1,657,200	1,025
	Wuhan Fingu Electronic Technology Co. Ltd. Class A	641,863	1,024
	China National Accord Medicines Corp. Ltd. Class A	238,147	1,022
	Wangsu Science & Technology Co. Ltd. Class A (XSHE)	1,301,019	1,022
	Beijing Urban Construction Investment & Development Co. Ltd. Class A (XSHG)	1,706,976	1,021
	Inmyshow Digital Technology Group Co. Ltd.	877,257	1,020
*	Datang Huayin Electric Power Co. Ltd. Class A	1,392,000	1,019
	North Electro-Optic Co. Ltd. Class A	494,561	1,019
	Guangdong Guanghua Sci-Tech Co. Ltd. Class A	315,542	1,018
	Guangxi Wuzhou Zhongheng Group Co. Ltd. Class A	2,413,000	1,018
*	Ningxia Western Venture Industrial Co. Ltd. Class A	1,478,651	1,017
*	Phenix Optical Co. Ltd. Class A	275,600	1,017
*	Baosheng Science & Technology Innovation Co. Ltd. Class A (XSSC)	1,225,155	1,016
*	Tellhow Sci-Tech Co. Ltd. Class A	983,884	1,016
	Sumavision Technologies Co. Ltd. Class A (XSHE)	1,200,500	1,015
	Guangdong Aofei Data Technology Co. Ltd. Class A	653,257	1,015
	Huaming Power Equipment Co. Ltd. Class A	758,043	1,013
	Shanghai Sinyang Semiconductor Materials Co. Ltd. Class A	214,433	1,013
	360 Security Technology Inc. Class A (XSHG)	923,000	1,013
	Beyondsoft Corp. Class A	638,200	1,012
	Beijing Sanlian Hope Shin-Gosen Technical Service Co. Ltd. Class A	345,642	1,012
	Zhejiang Hisun Pharmaceutical Co. Ltd. Class A (XSSC)	568,100	1,011
*	Xinjiang Ba Yi Iron & Steel Co. Ltd. Class A	1,433,500	1,009
	Shanghai Shibei Hi-Tech Co. Ltd. Class A	1,294,230	1,009
	Jinneng Holding Shanxi Coal Industry Co. Ltd. Class A (XSSC)	497,400	1,008
*	Jinmao Property Services Co. Ltd.	1,960,978	1,008
	Hongrun Construction Group Co. Ltd. Class A	1,089,346	1,007
	Caitong Securities Co. Ltd. Class A (XSHG)	929,500	1,006
*	MCC Meili Cloud Computing Industry Investment Co. Ltd. Class A	672,428	1,005
*	Beijing Bohui Innovation Biotechnology Group Co. Ltd. Class A	865,369	1,004
	Shandong Hi-speed Co. Ltd. Class A	1,290,554	1,003
*	CSG Smart Science&Technology Co. Ltd. Class A	756,395	1,003
	Shenzhen Sunline Tech Co. Ltd. Class A	692,152	1,003
	Zhongyuan Environment-Protection Co. Ltd. Class A	923,568	1,003
*	YaGuang Technology Group Co. Ltd.	1,047,200	1,002
	Jinyu Bio-Technology Co. Ltd. Class A (XSSC)	803,254	1,001
	Hunan TV & Broadcast Intermediary Co. Ltd. Class A	1,329,500	1,001
	Eternal Asia Supply Chain Management Ltd. Class A (XSHE)	1,037,500	1,001
	BBMG Corp. Class A (XSHG)	2,563,314	1,001
	Zhejiang Starry Pharmaceutical Co. Ltd. Class A	308,140	1,001
	Shanghai Bailian Group Co. Ltd. Class A (XSHG)	582,700	999
	Hangzhou Haoyue Personal Care Co. Ltd. Class A	163,895	999
	Shenzhen Gas Corp. Ltd. Class A (XSHG)	939,116	998
*	Tangrenshen Group Co. Ltd. Class A (XSHE)	666,950	996
	Hangzhou Sunrise Technology Co. Ltd. Class A	524,066	996
	Sichuan Hexie Shuangma Co. Ltd. Class A	316,512	995

		Shares	Market Value ($000)
	Archermind Technology Nanjing Co. Ltd. Class A	150,070	995
	Shenzhen Expressway Corp. Ltd. (XSHG)	768,900	994
*	Tunghsu Optoelectronic Technology Co. Ltd. Class A (XSHE)	3,465,608	994
	Guangzhou Shiyuan Electronic Technology Co. Ltd. Class A	98,084	991
	Nanjing Hanrui Cobalt Co. Ltd. Class A	123,800	990
*	Montnets Cloud Technology Group Co. Ltd. Class A	494,600	989
*	Fujian Qingshan Paper Industry Co. Ltd. Class A	2,584,790	989
*	Toread Holdings Group Co. Ltd. Class A	884,800	988
	Beijing GeoEnviron Engineering & Technology Inc. Class A (XSHG)	509,184	988
	Grandblue Environment Co. Ltd. Class A (XSHG)	316,000	986
	Xinjiang Xuefeng Sci-Tech Group Co. Ltd. Class A	649,200	986
	Hubei Biocause Pharmaceutical Co. Ltd. Class A	1,977,200	985
*	China International Marine Containers Group Co. Ltd. Class A (XSHE)	503,440	985
*	Suzhou Chunxing Precision Mechanical Co. Ltd. Class A (XSHE)	781,900	985
	Jack Technology Co. Ltd. Class A	309,475	984
	Shenzhen YUTO Packaging Technology Co. Ltd. Class A (XSHE)	242,539	983
*	Henan Huanghe Whirlwind Co. Ltd. Class A (XSSC)	664,380	982
	Shenzhen Centralcon Investment Holding Co. Ltd. Class A	753,044	982
	Ligao Foods Co. Ltd. Class A (XSHE)	81,320	981
*	Zhejiang Jingu Co. Ltd. Class A	779,060	981
*	Gosuncn Technology Group Co. Ltd. Class A	1,697,592	980
	Konfoong Materials International Co. Ltd. Class A	88,900	980
	Zhejiang Medicine Co. Ltd. Class A (XSEC)	463,550	980
	Shanghai Jinfeng Wine Co. Ltd. Class A	986,045	980
*	Taiyuan Heavy Industry Co. Ltd. Class A (XSSC)	2,206,513	980
	Shenzhen New Industries Biomedical Engineering Co. Ltd. Class A (XSHE)	163,780	980
*	INKON Life Technology Co. Ltd. Class A	587,200	979
	Changchun Faway Automobile Components Co. Ltd. Class A	660,868	979
	Jiangsu Phoenix Publishing & Media Corp. Ltd. Class A (XSHG)	1,002,301	978
	HeiLongJiang ZBD Pharmaceutical Co. Ltd. Class A	578,600	978
	Shandong Huatai Paper Industry Shareholding Co. Ltd. Class A	1,135,592	977
	Beijing Aosaikang Pharmaceutical Co. Ltd. Class A	729,946	977
	CMST Development Co. Ltd. Class A	1,180,131	975
	Guangdong Shirongzhaoye Co. Ltd. Class A (XSHE)	916,961	973
	Fortune Ng Fung Food Hebei Co. Ltd. Class A	930,674	973
	Red Avenue New Materials Group Co. Ltd. Class A	225,600	971
*,2	Ronshine China Holdings Ltd.	7,406,808	971
*	Shenzhen Das Intellitech Co. Ltd. Class A (XSHE)	1,832,196	970
*	Guosheng Financial Holding Inc. Class A	782,219	969
	Hanwei Electronics Group Corp. Class A	274,002	968
*	Guangdong HEC Technology Holding Co. Ltd. Class A	560,960	964
*	Shenzhen Goodix Technology Co. Ltd. Class A (XSHG)	111,347	964
	State Grid Yingda Co. Ltd. Class A (XSSC)	1,131,046	964
*	Juneyao Airlines Co. Ltd. Class A	435,330	963
*	Liaoning Energy Industry Co. Ltd.	1,472,900	963
	Anyang Iron & Steel Inc. Class A	2,716,980	962
*	Visionox Technology Inc. Class A (XSHE)	980,850	962
	Anhui Hengyuan Coal Industry & Electricity Power Co. Ltd. Class A (XSSC)	885,031	960
	Changzhou Qianhong Biopharma Co. Ltd. Class A (XSHE)	1,146,300	960
*	Far East Smarter Energy Co. Ltd. Class A (XSSC)	901,200	960
	Zhongfu Information Inc. Class A	301,200	957
	Shanghai SMI Holding Co. Ltd. Class A (XSHG)	1,545,945	955
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd. Class A (XSHE)	999,275	954
*	Chongqing Iron & Steel Co. Ltd. Class A	3,550,536	951
*	Sichuan Hongda Co. Ltd. Class A	1,907,200	951
	Loncin Motor Co. Ltd. Class A (XSSC)	1,237,500	949

		Shares	Market Value ($000)
	Hangjin Technology Co. Ltd. Class A (XSHE)	202,350	949
	Jinduicheng Molybdenum Co. Ltd. Class A (XSHG)	731,500	947
*	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd. Class A (XSHE)	684,944	946
	China Zhenhua Group Science & Technology Co. Ltd. Class A	53,700	945
	Shenzhen Agricultural Products Group Co. Ltd. Class A (XSHE)	1,056,629	945
	Shantui Construction Machinery Co. Ltd. Class A	1,180,735	945
	Jiangsu Linyang Energy Co. Ltd. Class A (XSHG)	661,600	945
	Anhui Expressway Co. Ltd. Class A	920,500	944
*	Shanghai Construction Group Co. Ltd. Class A (XSHG)	2,169,991	944
	Shaanxi Construction Machinery Co. Ltd. Class A	1,066,910	944
	Sealand Securities Co. Ltd. Class A	1,828,130	943
*	CTS International Logistics Corp. Ltd. Class A	692,380	943
[1,2]	Cathay Media & Education Group Inc.	6,538,000	943
*	Baotailong New Materials Co. Ltd. Class A	1,482,100	941
	Dongjiang Environmental Co. Ltd. Class A	946,666	940
	Shandong Humon Smelting Co. Ltd. Class A	629,700	939
	Gansu Yasheng Industrial Group Co. Ltd. Class A	1,840,800	939
	Tongkun Group Co. Ltd. Class A (XSHG)	437,100	937
	Jiangsu Rainbow Heavy Industries Co. Ltd. Class A	933,236	937
	Sinosteel Engineering & Technology Co. Ltd. Class A	1,040,200	937
	China Railway Signal & Communication Corp. Ltd. Class A	1,435,734	936
*	Pacific Securities Co. Ltd. Class A (XSHG)	2,246,635	935
	Jiangsu Changqing Agrochemical Co. Ltd. Class A	862,109	935
*	Shenzhen Invt Electric Co. Ltd. Class A	844,252	935
*	Hongli Zhihui Group Co. Ltd. Class A	716,500	934
	Guizhou Tyre Co. Ltd. Class A	1,253,971	932
	Chongqing Zaisheng Technology Corp. Ltd. Class A	971,936	932
	Beijing Ctrowell Technology Corp. Ltd. Class A	692,300	932
*	Cangzhou Dahua Co. Ltd. Class A	417,700	932
*	Shenzhen MTC Co. Ltd. Class A	1,603,800	931
	Black Peony Group Co. Ltd. Class A	806,287	931
	Southwest Securities Co. Ltd. Class A (XSHG)	1,636,906	930
	G-bits Network Technology Xiamen Co. Ltd. Class A	17,600	929
	Puyang Refractories Group Co. Ltd. Class A	1,231,481	929
*	Suzhou Electrical Apparatus Science Academy Co. Ltd. Class A	884,800	929
	Anhui Xinhua Media Co. Ltd. Class A	1,299,982	929
*	Guangdong Dongfang Precision Science & Technology Co. Ltd. Class A (XSHE)	1,220,832	927
	Anker Innovations Technology Co. Ltd. Class A	84,600	925
	Hubei Chutian Smart Communication Co. Ltd. Class A	1,737,600	924
*	Leo Group Co. Ltd. Class A (XSHE)	3,199,811	924
	Hangzhou Weiguang Electronic Co. Ltd. Class A	202,020	924
*	Advanced Technology & Materials Co. Ltd. Class A	659,300	921
	Chongqing Road & Bridge Co. Ltd. Class A	1,338,000	921
	Zhejiang Asia-Pacific Mechanical & Electronic Co. Ltd. Class A	552,800	921
*	Cambricon Technologies Corp. Ltd. Class A	101,642	921
	Beijing Yanjing Brewery Co. Ltd. Class A	744,900	918
*	Shenzhen Everwin Precision Technology Co. Ltd. Class A	534,933	917
*	Shenzhen Kingdom Sci-Tech Co. Ltd. Class A	636,798	916
	Yantai Dongcheng Pharmaceutical Co. Ltd. Class A (XSHE)	426,300	916
	Anhui Genuine New Materials Co. Ltd. Class A	452,620	913
	Liuzhou Iron & Steel Co. Ltd. Class A	1,612,600	913
	Eastcompeace Technology Co. Ltd. Class A	460,242	912
*	Beijing VRV Software Corp. Ltd. Class A (XSHE)	1,292,200	912
	CCS Supply Chain Management Co. Ltd. Class A	853,540	912
*	Anhui Tatfook Technology Co. Ltd. Class A	741,800	911
*	Beijing Urban-Rural Commercial Group Co. Ltd. Class A	300,848	909
	Shenzhen Laibao Hi-tech Co. Ltd. Class A	702,487	909

		Shares	Market Value ($000)
*	Beijing Watertek Information Technology Co. Ltd. Class A	1,600,000	907
	AUCMA Co. Ltd. Class A	881,301	905
	Ningbo Huaxiang Electronic Co. Ltd. Class A (XSHE)	354,700	902
	Zhuhai Port Co. Ltd. Class A	1,050,000	902
*	Zhuhai Orbita Aerospace Science & Technology Co. Ltd. Class A	754,808	901
	Shenzhen Heungkong Holding Co. Ltd. Class A (XSSC)	3,067,468	901
	KPC Pharmaceuticals Inc. Class A	523,308	900
*	Shanghai Hile Bio-Technology Co. Ltd. Class A	539,541	900
	Zhejiang Jingxin Pharmaceutical Co. Ltd. Class A (XSEC)	698,539	899
	Lingyuan Iron & Steel Co. Ltd. Class A	2,397,170	898
	Shanghai Ganglian E-Commerce Holdings Co. Ltd. Class A	289,694	898
	Jin Tong Ling Technology Group Co. Ltd. Class A	1,321,100	898
	Sanchuan Wisdom Technology Co. Ltd. Class A	967,300	898
*	Qinghai Spring Medicinal Resources Technology Co. Ltd. Class A	501,881	897
*	Staidson Beijing Biopharmaceuticals Co. Ltd. Class A	474,719	897
	Tianjin Teda Co. Ltd. Class A	1,439,243	896
*	Jiangsu Zhongnan Construction Group Co. Ltd. Class A (XSHE)	2,118,077	895
	Kunming Yunnei Power Co. Ltd. Class A	1,904,354	894
*	Hubei Broadcasting & Television Information Network Co. Ltd. Class A	823,300	893
	Shenzhen Fuanna Bedding & Furnishing Co. Ltd. Class A	784,540	893
*	Hang Zhou Great Star Industrial Co. Ltd. Class A	310,000	892
*	COSCO SHIPPING Energy Transportation Co. Ltd. Class A (XSHG)	473,300	892
*	Nanjing Securities Co. Ltd. Class A (XSHG)	751,560	892
	Shanghai Bright Power Semiconductor Co. Ltd. Class A (XSHG)	46,870	892
	Huapont Life Sciences Co. Ltd. Class A	1,014,901	890
[2]	Times Neighborhood Holdings Ltd.	6,647,032	889
	Hengbao Co. Ltd. Class A	671,300	888
	Songz Automobile Air Conditioning Co. Ltd. Class A	575,000	887
	Chengdu Hongqi Chain Co. Ltd. Class A	1,222,800	885
	Changjiang & Jinggong Steel Building Group Co. Ltd. Class A (XSSC)	1,281,797	884
*	Gohigh Networks Co. Ltd. Class A	1,148,740	883
	Foshan Electrical & Lighting Co. Ltd. Class B	2,535,261	882
	Xiamen Port Development Co. Ltd. Class A	739,716	880
	Jiangsu Sunshine Co. Ltd. Class A	1,785,755	880
*	Daheng New Epoch Technology Inc. Class A	376,900	879
*	Zhejiang Yonggui Electric Equipment Co. Ltd. Class A	330,670	879
	Toly Bread Co. Ltd. Class A (XSHG)	421,973	879
	ZhongYeDa Electric Co. Ltd. Class A	501,400	878
*	Shanghai Runda Medical Technology Co. Ltd. Class A	580,320	875
*	Montnets Cloud Technology Group Co. Ltd. Class A (XSHE)	437,000	874
	Shanxi Blue Flame Holding Co. Ltd. Class A	577,896	872
*	Aoyuan Beauty Valley Technology Co. Ltd. Class A	751,700	872
	WUS Printed Circuit Kunshan Co. Ltd. Class A	482,790	869
*	Shenyang Jinbei Automotive Co. Ltd. Class A	1,097,901	869
	Nanjing Quanxin Cable Technology Co. Ltd. Class A	295,630	869
	M-Grass Ecology & Environment Group Co. Ltd. Class A	1,463,420	868
*	Hisense Visual Technology Co. Ltd. Class A (XSSC)	450,162	866
	Xinxiang Chemical Fiber Co. Ltd. Class A	1,663,349	865
	Xinjiang Joinworld Co. Ltd. Class A (XSHG)	580,008	865
	Hubei Biocause Pharmaceutical Co. Ltd. Class A (XSHE)	1,733,900	864
	Wangsu Science & Technology Co. Ltd. Class A	1,098,938	863
	Zhongshan Broad Ocean Motor Co. Ltd. Class A (XSHE)	893,700	863
	Zhongliang Holdings Group Co. Ltd.	7,356,500	862
	Sichuan Hebang Biotechnology Co. Ltd. Class A (XSHG)	1,495,340	862
*	Beijing Global Safety Technology Co. Ltd. Class A	250,939	862
*	Guangdong Orient Zirconic Ind Sci & Tech Co. Ltd. Class A	775,900	860
	Henan Pinggao Electric Co. Ltd. Class A (XSSC)	672,114	858
	Haining China Leather Market Co. Ltd. Class A	1,252,410	858

		Shares	Market Value ($000)
*	Hunan Er-Kang Pharmaceutical Co. Ltd. Class A	1,676,979	858
*	Talkweb Information System Co. Ltd. Class A (XSHE)	844,649	857
	Zhejiang Dingli Machinery Co. Ltd. Class A (XSHG)	134,848	857
*	Royal Group Co. Ltd. Class A	810,478	854
	Changjiang Publishing & Media Co. Ltd. Class A	1,099,100	852
	Huapont Life Sciences Co. Ltd. Class A (XSHE)	971,200	852
*	Jiangsu Lihua Animal Husbandry Stock Co. Ltd. Class A	133,300	851
	Changshu Fengfan Power Equipment Co. Ltd. Class A (XSSC)	845,828	851
	Shenzhen Kinwong Electronic Co. Ltd. Class A (XSHG)	256,784	851
	Chongyi Zhangyuan Tungsten Industry Co. Ltd. Class A	679,000	849
	Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A	81,900	847
	Beijing Capital Eco-Environment Protection Group Co. Ltd. Class A (XSHG)	1,937,520	847
	Renhe Pharmacy Co. Ltd. Class A (XSHE)	941,747	846
*	Hainan Haiyao Co. Ltd. Class A	1,301,400	845
	Shandong New Beiyang Information Technology Co. Ltd. Class A	721,300	845
	Beijing Kingsoft Office Software Inc. Class A	32,464	845
	Henan Pinggao Electric Co. Ltd. Class A (XSHG)	660,500	843
	Guizhou Guihang Automotive Components Co. Ltd. Class A	215,284	842
	Northeast Pharmaceutical Group Co. Ltd. Class A	1,064,270	842
	Newland Digital Technology Co. Ltd. Class A	371,178	841
	Fangda Special Steel Technology Co. Ltd. Class A (XSHG)	842,878	840
	Contec Medical Systems Co. Ltd. Class A	211,100	839
	Zhejiang Crystal-Optech Co. Ltd. Class A	464,298	838
*	Pengdu Agriculture & Animal Husbandry Co. Ltd. Class A	1,531,000	838
	Gansu Qilianshan Cement Group Co. Ltd. Class A	497,350	837
	Kunlun Tech Co. Ltd. Class A (XSHE)	392,631	837
	Guangxi Yuegui Guangye Holding Co. Ltd. Class A	719,556	836
	Sichuan Teway Food Group Co. Ltd. Class A	226,750	836
	VanJee Technology Co. Ltd. Class A	201,160	834
	Beijing Science Sun Pharmaceutical Co. Ltd. Class A	453,922	834
	Beijing Haixin Energy Technology Co. Ltd. Class A	1,120,179	833
*	Xining Special Steel Co. Ltd. Class A	1,512,200	832
	Jiangsu Xiuqiang Glasswork Co. Ltd. Class A	590,500	832
	Hubei Jumpcan Pharmaceutical Co. Ltd. Class A	230,447	830
	Xinxing Ductile Iron Pipes Co. Ltd. Class A (XSHE)	1,266,700	829
	Zhengzhou Coal Mining Machinery Group Co. Ltd. Class A (XSHG)	332,200	829
*	Shanghai Yaoji Technology Co. Ltd. Class A	386,659	829
	Guangdong Topstar Technology Co. Ltd. Class A	356,240	829
	Shandong Lukang Pharma Class A	867,190	828
	Sichuan Meifeng Chemical IND Class A	591,151	825
	Lingyun Industrial Corp. Ltd. Class A (XSSC)	569,692	825
	China Merchants Port Group Co. Ltd. Class A	356,900	824
*	Huayi Brothers Media Corp. Class A (XSHE)	1,994,200	823
	Shandong Hi-speed Co. Ltd. Class A (XSHG)	1,057,400	822
	Shanghai Bailian Group Co. Ltd. Class A (XSSC)	479,788	822
	Ningbo Peacebird Fashion Co. Ltd. Class A	276,031	821
	Guangdong Huatie Tongda High-speed Railway Equipment Corp. Class A (XSHE)	1,116,230	821
	Huizhou Speed Wireless Technology Co. Ltd. Class A	443,300	821
*	Kuang-Chi Technologies Co. Ltd. Class A	306,600	820
	Zhejiang Medicine Co. Ltd. Class A	387,800	820
	Shandong Humon Smelting Co. Ltd. Class A (XSHE)	550,100	820
	COSCO SHIPPING Development Co. Ltd. Class A (XSHG)	1,959,100	818
*	China Nonferrous Metal Industry's Foreign Engineering & Construction Co. Ltd. Class A (XSHE)	1,132,500	816
*	Shenzhen Everwin Precision Technology Co. Ltd. Class A (XSHE)	476,479	816
	Beijing Sanyuan Foods Co. Ltd. Class A	1,155,178	815

		Shares	Market Value ($000)
	Guangdong Goworld Co. Ltd. Class A	521,444	814
	Dalian Huarui Heavy Industry Group Co. Ltd. Class A (XSHE)	683,920	814
	Era Co. Ltd. Class A	1,005,259	814
*	Shanghai Tongji Science & Technology Industrial Co. Ltd. Class A	642,481	814
	Shenzhen Properties & Resources Development Group Ltd. Class A	511,552	813
*	Blue Sail Medical Co. Ltd. Class A (XSHE)	625,000	812
	Qinhuangdao Port Co. Ltd. Class A	1,824,400	810
	Sichuan Jiuzhou Electric Co. Ltd. Class A	817,200	810
*	Whirlpool China Co. Ltd. Class A	738,250	809
	Sichuan Jiuyuan Yinhai Software Co. Ltd. Class A	403,091	809
	Wuhan Keqian Biology Co. Ltd. Class A	222,593	808
	Jiuzhitang Co. Ltd. Class A	608,600	807
*	Kunwu Jiuding Investment Holdings Co. Ltd. Class A (XSHG)	319,099	807
*	Wuhan P&S Information Technology Co. Ltd. Class A (XSHE)	1,031,500	807
	Qingdao Rural Commercial Bank Corp. Class A	1,751,800	807
	Youngor Group Co. Ltd. Class A (XSHG)	832,608	806
*	Ningbo Joyson Electronic Corp. Class A	250,740	805
	People.cn Co. Ltd. Class A (XSHG)	508,213	805
	Huali Industrial Group Co. Ltd. Class A	91,900	805
	Sansteel Minguang Co. Ltd. Fujian Class A	978,600	804
	Shenzhen Sunmoon Microelectronics Co. Ltd. Class A	59,237	804
*	Beijing UniStrong Science & Technology Co. Ltd. Class A	758,400	803
	Shanghai Kinetic Medical Co. Ltd. Class A	707,843	803
*	Leo Group Co. Ltd. Class A	2,776,300	802
	Huangshan Novel Co. Ltd. Class A	769,699	802
	Jinneng Science&Technology Co. Ltd. Class A (XSHG)	553,455	802
	Time Publishing & Media Co. Ltd. Class A	473,200	801
*	JinJian Cereals Industry Co. Ltd. Class A	650,200	800
	Shanghai Kelai Mechatronics Engineering Co. Ltd. Class A	231,500	800
*	Greattown Holdings Ltd. Class A (XSHG)	1,641,600	799
	Chongqing Zongshen Power Machinery Co. Ltd. Class A (XSHE)	760,800	799
	Jiangsu Guotai International Group Co. Ltd. (XSHE)	550,290	799
	Shanghai Highly Group Co. Ltd. Class B	1,595,207	798
	Beijing North Star Co. Ltd. Class A	2,453,915	798
	Nanjing Pharmaceutical Co. Ltd. Class A	1,083,262	798
*	Guangdong Shenglu Telecommunication Tech Co. Ltd. Class A (XSHE)	649,037	798
*	CTS International Logistics Corp. Ltd. Class A (XSHG)	586,282	798
	AECC Aero-Engine Control Co. Ltd. Class A (XSHE)	196,500	797
*	Heilongjiang Interchina Water Treatment Co. Ltd. Class A	1,993,124	797
	Zhejiang Semir Garment Co. Ltd. Class A	1,005,620	797
	Zhejiang Fuchunjiang Environmental Thermoelectric Co. Ltd. Class A	1,020,200	797
	Beijing eGOVA Co. Ltd. Class A (XSEC)	312,103	796
*	Sinodata Co. Ltd. Class A	329,635	795
	China National Medicines Corp. Ltd. Class A (XSHG)	204,086	794
*	Hand Enterprise Solutions Co. Ltd. Class A	607,000	793
*	Jointo Energy Investment Co. Ltd. Hebei Class A (XSHE)	1,058,144	793
*	Xiamen King Long Motor Group Co. Ltd. Class A	676,646	793
*	Infund Holding Co. Ltd.	1,027,334	792
*	Shenzhen Zhengtong Electronics Co. Ltd. Class A	587,200	792
	Xinhua Winshare Publishing & Media Co. Ltd. Class A (XSSC)	582,670	791
*	Sinopec Oilfield Service Corp. Class H	11,052,608	790
*	ChangjiangRunfa Health Industry Co. Ltd. Class A	1,006,830	790
	Beijing Haixin Energy Technology Co. Ltd. Class A (XSHE)	1,062,828	790
	Triangle Tyre Co. Ltd. Class A	455,000	790
	Autel Intelligent Technology Corp. Ltd. Class A	145,673	790
	Lu Thai Textile Co. Ltd. Class B	1,343,093	789
*	Shaanxi Fenghuo Electronics Co. Ltd. Class A	634,029	789
	Hunan Gold Corp. Ltd. Class A	429,800	788

		Shares	Market Value ($000)
	Valiant Co. Ltd. Class A	292,400	787
	China National Software & Service Co. Ltd. Class A (XSHG)	143,780	787
	Shandong Sunway Chemical Group Co. Ltd. Class A	880,300	787
	EIT Environmental Development Group Co. Ltd. Class A	287,918	785
*	Huludao Zinc Industry Co. Class A	1,526,300	784
	Solareast Holdings Co. Ltd. Class A	775,159	783
	Zhejiang Zhongcheng Packing Material Co. Ltd. Class A	856,121	781
	Zhejiang Yasha Decoration Co. Ltd. Class A (XSHE)	1,071,760	781
*	Guizhou Bailing Group Pharmaceutical Co. Ltd. Class A (XSHE)	681,807	780
	Huafu Fashion Co. Ltd. (XSHE)	1,425,310	778
*	Sinopec Oilfield Equipment Corp. Class A	719,342	777
	China Oil HBP Science & Technology Co. Ltd. Class A	1,445,600	777
*	Beijing Centergate Technologies Holding Co. Ltd. Class A	773,948	776
	Tonghua Dongbao Pharmaceutical Co. Ltd. Class A (XSHG)	541,421	776
*	Shenzhen Goodix Technology Co. Ltd. Class A	89,456	775
	Jiangsu Lianyungang Port Co. Ltd. Class A	1,211,925	775
*	Shenzhen SDG Information Co. Ltd. Class A	784,994	773
*	Beijing Orient National Communication Science & Technology Co. Ltd. Class A	574,927	772
	Shenzhen Jinjia Group Co. Ltd. Class A	561,336	772
	Guangxi Wuzhou Communications Co. Ltd. Class A	1,300,890	769
	Zhejiang China Commodities City Group Co. Ltd. Class A (XSHG)	976,000	768
	Jiangxi Huangshanghuang Group Food Co. Ltd. Class A	462,301	767
	Sinotrans Ltd. Class A (XSSC)	1,367,100	765
	Yunnan Copper Co. Ltd. Class A (XSHE)	447,200	765
*	Shenzhen Center Power Tech Co. Ltd. Class A (XSHE)	281,850	765
*	Grand Industrial Holding Group Co. Ltd.	460,000	764
	FAW Jiefang Group Co. Ltd.	589,943	763
	Tibet Urban Development & Investment Co. Ltd. Class A (XSSC)	267,344	763
	MLS Co. Ltd. Class A (XSHE)	527,400	762
*	Nanfang Zhongjin Environment Co. Ltd. Class A	1,775,883	761
	Tibet Tianlu Co. Ltd. Class A	927,949	761
*	Tangrenshen Group Co. Ltd. Class A	508,700	760
*	Sinopec Oilfield Service Corp. Class A (XSSC)	2,703,200	760
*	Markor International Home Furnishings Co. Ltd. Class A	1,715,635	760
*	Kingsignal Technology Co. Ltd. Class A	620,360	758
*	Xi'an Tian He Defense Technology Co. Ltd. Class A	475,200	756
	Zhejiang Jiemei Electronic & Technology Co. Ltd. Class A	209,380	755
	Qianjiang Water Resources Development Co. Ltd. Class A	363,551	755
	Cachet Pharmaceutical Co. Ltd. Class A	373,743	755
	Shanghai AtHub Co. Ltd. Class A (XSHG)	194,320	755
*	Jiangnan Mould & Plastic Technology Co. Ltd. Class A	887,900	754
	Guilin Sanjin Pharmaceutical Co. Ltd. Class A	385,200	754
	AVICOPTER plc Class A (XSHG)	115,800	753
*	QuantumCTek Co. Ltd. Class A	48,132	753
	Xinxiang Richful Lube Additive Co. Ltd. Class A (XSHE)	70,500	753
*	Beijing Lier High-temperature Materials Co. Ltd. Class A	1,242,571	752
[1]	Shenzhen Hepalink Pharmaceutical Group Co. Ltd. Class H	903,000	752
	Dongxing Securities Co. Ltd. Class A	615,613	751
	China West Construction Group Co. Ltd. Class A	649,000	751
*	Wellhope Foods Co. Ltd. Class A	482,801	751
*	Guangshen Railway Co. Ltd. Class A (XSHG)	2,437,700	750
	Jinzhou Port Co. Ltd. Class B	2,857,215	749
	Tongling Nonferrous Metals Group Co. Ltd. Class A	1,660,400	749
	Chongqing Port Co. Ltd. Class A	1,210,600	749
	DHC Software Co. Ltd. Class A	813,800	748
	Guangzhou Restaurant Group Co. Ltd. Class A	219,520	748
	Eastern Communications Co. Ltd. Class A (XSHG)	472,200	748

		Shares	Market Value ($000)
	Everbright Jiabao Co. Ltd. Class A	1,502,708	748
	Beijing Water Business Doctor Co. Ltd. Class A (XSHE)	494,900	747
*	Holitech Technology Co. Ltd. Class A (XSHE)	1,706,396	746
	Guangzhou Hangxin Aviation Technology Co. Ltd. Class A	391,400	746
	Hangzhou First Applied Material Co. Ltd. Class A	71,680	745
	Anhui Guofeng New Materials Co. Ltd. Class A	716,800	745
	Huaxin Cement Co. Ltd. Class A (XSHG)	279,360	745
*	Anhui Sinonet & Xonglong Science & Technology Co. Ltd. Class A	671,702	745
	Sinosoft Co. Ltd. Class A	214,340	745
	Zhejiang Yankon Group Co. Ltd. Class A	1,406,275	744
	Yutong Bus Co. Ltd. Class A (XSHG)	635,800	744
*	Guangdong Highsun Group Co. Ltd. Class A	1,848,180	742
	Jiangsu Hongdou Industrial Co. Ltd. Class A (XSSC)	1,008,153	741
	Edan Instruments Inc. Class A	517,400	741
	Guangzhou Guangri Stock Co. Ltd. Class A	728,000	740
*	Wutong Holding Group Co. Ltd. Class A	1,355,722	740
	Cinda Real Estate Co. Ltd. Class A (XSHG)	837,122	739
*	China CYTS Tours Holding Co. Ltd. Class A (XSHG)	458,000	739
	IReader Technology Co. Ltd. Class A (XSHG)	319,400	738
*	China Publishing & Media Co. Ltd. Class A	1,075,300	738
	Guangzhou Development Group Inc. Class A (XSSC)	858,971	738
	Beijing Sifang Automation Co. Ltd. Class A (XSHG)	266,300	737
	Jiangsu Nata Opto-electronic Material Co. Ltd. Class A (XSHE)	159,900	735
	Triumph Science & Technology Co. Ltd. Class A (XSHG)	465,200	734
	Beijing SL Pharmaceutical Co. Ltd. Class A (XSHE)	518,850	734
	Beijing Aerospace Changfeng Co. Ltd. Class A	431,387	733
*	Goldenmax International Technology Ltd. Class A (XSHE)	538,100	732
	Jiangsu Yunyi Electric Co. Ltd. Class A	878,840	731
	Beijing SDL Technology Co. Ltd. Class A	660,800	731
	Dare Power Dekor Home Co. Ltd. Class A	562,739	730
	Offshore Oil Engineering Co. Ltd. Class A (XSHG)	1,162,500	730
*	263 Network Communications Co. Ltd. Class A (XSHE)	1,156,660	728
	Jangho Group Co. Ltd. Class A (XSSC)	616,507	727
	Shandong Xiantan Co. Ltd. Class A (XSHE)	520,942	727
	China Wuyi Co. Ltd. Class A	1,611,511	726
	Nanjing Iron & Steel Co. Ltd. Class A (XSHG)	1,601,500	726
	Foshan Nationstar Optoelectronics Co. Ltd. Class A	589,283	726
	Guangxi LiuYao Group Co. Ltd. Class A (XSHG)	292,566	726
	AVIC Industry-Finance Holdings Co. Ltd. Class A (XSHG)	1,493,800	724
*	Integrated Electronic Systems Lab Co. Ltd. Class A	550,069	724
	Sino Wealth Electronic Ltd. Class A	111,109	724
*	Juneyao Airlines Co. Ltd. Class A (XSHG)	326,939	724
*	Air China Ltd. Class A (XSSC)	503,438	722
	SPIC Industry-Finance Holdings Co. Ltd. Class A (XSHE)	986,256	721
	Digiwin Software Co. Ltd. Class A	272,194	720
	Skyworth Digital Co. Ltd. Class A	262,900	719
	Citic Offshore Helicopter Co. Ltd. Class A	604,400	719
	Vatti Corp. Ltd. Class A (XSHE)	768,748	719
	Sunvim Group Co. Ltd. Class A	909,600	719
*	Shanghai Shunho New Materials Technology Co. Ltd. Class A	1,023,800	719
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. Class A (XSHE)	1,082,550	718
*	Jiangsu Yinhe Electronics Co. Ltd. Class A	946,533	718
*	Hainan Mining Co. Ltd. Class A (XSHG)	586,500	717
	CSSC Science & Technology Co. Ltd. Class A (XSHG)	375,000	715
*	Hunan Friendship & Apollo Commercial Co. Ltd. Class A	1,043,000	715
	Beijing SL Pharmaceutical Co. Ltd. Class A	505,196	714
*	Tus Environmental Science & Technology Development Co. Ltd. Class A	1,229,382	714
*	Langold Real Estate Co. Ltd. Class A	1,962,979	713

		Shares	Market Value ($000)
	Weihai Guangtai Airport Equipment Co. Ltd. Class A	527,943	712
*	Sunward Intelligent Equipment Co. Ltd. Class A	669,120	711
	Bank of China Ltd. Class A (XSHG)	1,564,597	711
	Inner Mongolia Yuan Xing Energy Co. Ltd. Class A	521,700	708
*	Jishi Media Co. Ltd. Class A	2,400,700	707
	Hexing Electrical Co. Ltd. Class A	291,668	706
	Autobio Diagnostics Co. Ltd. Class A	103,610	705
	Changhong Meiling Co. Ltd. Class A	1,078,628	705
	Huaren Pharmaceutical Co. Ltd. Class A (XSEC)	856,972	705
	Bank of Xi'an Co. Ltd. Class A	1,337,600	705
*	Guangdong Chaohua Technology Co. Ltd. Class A	850,488	704
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class A	398,657	704
	Guangdong Guanghong Holdings Co. Ltd. Class A	720,203	701
	Tengda Construction Group Co. Ltd. Class A	1,637,499	701
	Baoxiniao Holding Co. Ltd. Class A	1,203,300	701
	Chengdu Kanghong Pharmaceutical Group Co. Ltd. Class A	334,750	701
*	Guizhou Salvage Pharmaceutical Co. Ltd. Class A	1,556,500	700
*	Advanced Technology & Materials Co. Ltd. Class A (XSHE)	501,000	700
	Bright Dairy & Food Co. Ltd. Class A (XSHG)	389,800	700
	Shanghai Dazhong Public Utilities Group Co. Ltd. Class A (XSHG)	1,437,500	700
*	China TransInfo Technology Co. Ltd. Class A	459,400	699
	Wuhan Raycus Fiber Laser Technologies Co. Ltd. Class A	157,879	699
	Huaan Securities Co. Ltd. Class A (XSSC)	1,086,020	699
*	Hwa Create Co. Ltd. Class A	583,500	698
	Chongqing Water Group Co. Ltd. Class A (XSHG)	860,600	698
	5I5J Holding Group Co. Ltd. Class A	1,773,003	696
	Xiamen Tungsten Co. Ltd. Class A (XSHG)	174,200	696
	CMST Development Co. Ltd. Class A (XSHG)	842,000	696
	Canny Elevator Co. Ltd. Class A (XSHE)	578,496	696
	Shenzhen Kaifa Technology Co. Ltd. Class A	398,300	695
	Enjoyor Technology Co. Ltd. Class A (XSEC)	602,900	694
*	Shanghai Shimao Co. Ltd. Class A	1,719,612	690
	Ningxia Building Materials Group Co. Ltd. Class A (XSSC)	388,388	689
*	Guoguang Electric Co. Ltd. Class A	480,600	688
	Bank of Chengdu Co. Ltd. Class A	300,000	687
*	Beijing Orient National Communication Science & Technology Co. Ltd. Class A (XSHE)	511,595	687
	Merit Interactive Co. Ltd. Class A	384,848	687
*	ChemPartner PharmaTech Co. Ltd. Class A	422,377	686
	Motic Xiamen Electric Group Co. Ltd. Class A	486,429	686
	Guangdong Provincial Expressway Development Co. Ltd. Class A	602,600	683
*	China Nonferrous Metal Industry's Foreign Engineering & Construction Co. Ltd. Class A	948,820	683
[1]	Shenwan Hongyuan Group Co. Ltd. Class H	3,645,600	683
	Huadong Medicine Co. Ltd. Class A	101,900	682
	Zhejiang Hangmin Co. Ltd. Class A (XSHG)	870,745	682
	Shenzhen Expressway Corp. Ltd. (XSSC)	526,804	681
*	Zhejiang Founder Motor Co. Ltd. Class A	418,986	681
	China Harzone Industry Corp. Ltd. Class A	593,522	680
	Jinhui Liquor Co. Ltd. Class A (XSHG)	152,800	680
	Shenzhen Energy Group Co. Ltd. Class A	713,200	678
	Juewei Food Co. Ltd. Class A	87,160	677
	Monalisa Group Co. Ltd. Class A	349,604	675
	Yankuang Energy Group Co. Ltd. Class A (XSHG)	123,865	674
	East China Engineering Science & Technology Co. Ltd. Class A	454,900	673
	Anhui Heli Co. Ltd. Class A (XSSC)	382,675	673
*	Genetron Holdings Ltd. ADR	628,593	673
	Beijing Electronic Zone High-tech Group Co. Ltd. Class A	1,024,969	672

		Shares	Market Value ($000)
	Xiamen Comfort Science & Technology Group Co. Ltd. Class A	564,300	672
*	Tibet Summit Resources Co. Ltd. Class A	157,132	671
*	Guangdong Delian Group Co. Ltd. Class A	675,035	671
	Hainan Expressway Co. Ltd. Class A	1,056,400	670
*	Fujian Septwolves Industry Co. Ltd. Class A	824,109	670
*	Xinlun New Materials Co. Ltd.	1,033,500	670
	BGI Genomics Co. Ltd. Class A (XSHE)	72,800	670
*	Feitian Technologies Co. Ltd. Class A	392,500	670
*,2	Shandong Chenming Paper Holdings Ltd. Class H	1,892,282	667
	Tianfeng Securities Co. Ltd. Class A	1,491,900	667
*	Shenzhen Bauing Construction Holding Group Co. Ltd. Class A (XSHE)	1,084,024	667
	Chongqing Pharscin Pharmaceutical Co. Ltd. Class A	337,000	666
*	Hubei Fuxing Science & Technology Co. Ltd. Class A	987,200	665
	Sanjiang Shopping Club Co. Ltd. Class A	448,200	664
	Newcapec Electronics Co. Ltd. Class A	488,335	664
	Guangzhou Pearl River Piano Group Co. Ltd. Class A	781,331	663
*	Nanjing Kangni Mechanical & Electrical Co. Ltd. Class A	926,835	663
	Chimin Health Management Co. Ltd. Class A	428,400	663
	Zhuhai Huajin Capital Co. Ltd. Class A	381,017	662
	Huabao Flavours & Fragrances Co. Ltd. Class A (XSHE)	179,900	661
*	AECC Aero Science & Technology Co. Ltd. Class A (XSHG)	221,200	660
*	Shanghai Fudan Forward S & T Co. Ltd. Class A (XSHG)	663,450	660
	Realcan Pharmaceutical Group Co. Ltd. Class A (XSHE)	1,015,910	660
	China Merchants Property Operation & Service Co. Ltd. Class A	271,200	659
*	Poly Union Chemical Holding Group Co. Ltd. Class A	454,501	655
	Beijing Teamsun Technology Co. Ltd. Class A (XSSC)	788,986	654
	Dlg Exhibitions & Events Corp. Ltd. Class A	552,100	654
*	Youzu Interactive Co. Ltd. Class A	485,916	654
*	Shaanxi Aerospace Power Hi-Tech Co. Ltd. Class A (XSHG)	368,800	653
	Fujian Apex Software Co. Ltd. Class A	183,700	653
	Hangzhou Cable Co. Ltd. Class A	652,000	653
*	Beijing Orient Landscape & Environment Co. Ltd. Class A	1,777,055	652
	Gansu Jingyuan Coal Industry & Electricity Power Co. Ltd. Class A	1,143,986	651
	CSSC Science & Technology Co. Ltd. Class A	340,900	650
	Shanghai STEP Electric Corp. Class A	494,600	650
*	Hanwang Technology Co. Ltd. Class A	231,900	650
	Shanghai ShenTong Metro Co. Ltd. Class A	465,976	649
*	Sundy Land Investment Co. Ltd. Class A	1,281,700	649
	Hubei Jiuzhiyang Infrared System Co. Ltd. Class A	151,237	649
	Laobaixing Pharmacy Chain JSC Class A (XSHG)	131,261	648
*	China TransInfo Technology Co. Ltd. Class A (XSHE)	425,300	647
	Bros Eastern Co. Ltd. Class A (XSHG)	778,810	647
*	Tongding Interconnection Information Co. Ltd. Class A (XSHE)	858,300	646
	Leyard Optoelectronic Co. Ltd. Class A (XSHE)	674,766	646
	First Capital Securities Co. Ltd. Class A (XSHE)	711,520	646
*	Wondershare Technology Group Co. Ltd. Class A	138,084	646
	ENC Digital Technology Co. Ltd. Class A	482,090	645
	Xiamen Intretech Inc. Class A	215,390	644
	Hisense Home Appliances Group Co. Ltd.	557,000	643
	Jiangling Motors Corp. Ltd. Class A (XSHE)	234,298	642
	Focus Technology Co. Ltd. Class A	310,120	641
*	Inspur Software Co. Ltd. Class A	329,798	639
	Hangzhou Electronic Soul Network Technology Co. Ltd. Class A	216,164	639
	Jiangsu Changbao Steeltube Co. Ltd. Class A	816,700	638
	PKU Healthcare Corp. Ltd. Class A	560,500	637
*	Huayuan Property Co. Ltd. Class A (XSSC)	2,201,505	637
*	Ningbo Cixing Co. Ltd. Class A	598,800	635
	LianChuang Electronic Technology Co. Ltd. Class A	241,900	635

		Shares	Market Value ($000)
	Changshu Tianyin Electromechanical Co. Ltd. Class A	412,893	633
	Zhejiang Communications Technology Co. Ltd.	618,800	631
	Zhejiang Vie Science & Technology Co. Ltd. Class A	460,400	631
	Shandong Publishing & Media Co. Ltd. Class A	711,600	630
*	Zhejiang Jingxing Paper JSC Ltd. Class A	1,126,300	630
*	Zhejiang Huamei Holding Co. Ltd. Class A	979,100	629
	FSPG Hi-Tech Co. Ltd. Class A	885,500	628
*	Suzhou Jinfu Technology Co. Ltd. Class A	1,089,400	628
	Konka Group Co. Ltd. Class A	793,800	627
*	Hangzhou Century Co. Ltd. Class A	822,400	627
	Better Life Commercial Chain Share Co. Ltd. Class A (XSHE)	672,220	627
*	Surfilter Network Technology Co. Ltd. Class A	617,768	627
	Jilin Yatai Group Co. Ltd. Class A (XSSC)	1,597,167	627
*	Tech-Bank Food Co. Ltd. Class A	562,280	626
	Medicalsystem Biotechnology Co. Ltd. Class A	346,583	625
*	Huatian Hotel Group Co. Ltd. Class A	1,001,500	624
*	Beijing WKW Automotive Parts Co. Ltd. Class A	1,023,576	624
	Pacific Shuanglin Bio-pharmacy Co. Ltd.	218,200	623
	SGIS Songshan Co. Ltd. Class A	1,225,100	622
*	Myhome Real Estate Development Group Co. Ltd. Class A	2,630,400	622
*	Cultural Investment Holdings Co. Ltd. Class A	1,818,329	622
*	Harbin Pharmaceutical Group Co. Ltd. Class A (XSSC)	1,447,577	621
	Liaoning Cheng Da Co. Ltd. Class A (XSHG)	302,200	620
*	Shandong Minhe Animal Husbandry Co. Ltd. Class A (XSHE)	254,283	620
	Joeone Co. Ltd. Class A	502,277	620
*	Toyou Feiji Electronics Co. Ltd. Class A	518,435	620
[2]	Maanshan Iron & Steel Co. Ltd. Class H	2,306,000	619
	Shenzhen Batian Ecotypic Engineering Co. Ltd. Class A (XSHE)	651,251	619
	Ningbo Shuanglin Auto Parts Co. Ltd. Class A	406,900	619
*	Shenzhen Comix Group Co. Ltd. Class A	612,400	619
	Jiangling Motors Corp. Ltd. Class B	635,970	617
	Tianma Microelectronics Co. Ltd. Class A	425,500	615
	Beijing Shiji Information Technology Co. Ltd. Class A	290,970	615
	Central China Securities Co. Ltd. Class A (XSHG)	1,063,100	615
*	Shanghai Industrial Development Co. Ltd. Class A (XSSC)	1,162,392	614
*	Visual China Group Co. Ltd. Class A (XSHE)	323,812	612
	37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	210,300	611
	Anhui Huamao Textile Co. Class A	1,074,064	610
	FIYTA Precision Technology Co. Ltd. Class A	420,085	609
*	Shenzhen Infinova Ltd. Class A	1,076,307	609
	Zhuzhou Kibing Group Co. Ltd. Class A (XSHG)	357,700	609
	Chongqing Yukaifa Co. Ltd. Class A	930,100	608
	Guangzhou Yuexiu Financial Holdings Group Co. Ltd. Class A	638,329	607
	Tungkong Inc. Class A	556,076	607
	Shaanxi Broadcast & TV Network Intermediary Group Co. Ltd. Class A	693,700	605
	Ningbo Zhoushan Port Co. Ltd. Class A (XSHG)	1,042,200	605
*	Guangxi Radio & Television Information Network Corp. Ltd. Class A	1,141,600	605
*	Yifan Pharmaceutical Co. Ltd. Class A	339,300	604
*	Genimous Technology Co. Ltd. Class A (XSHE)	691,035	604
*	Zhongbai Holdings Group Co. Ltd. Class A	794,489	604
	Hubei Jumpcan Pharmaceutical Co. Ltd. Class A (XSHG)	167,500	603
	LB Group Co. Ltd. Class A	199,000	602
*	Shenyang Chemical Co. Ltd. Class A	944,000	602
	Shanghai Baosight Software Co. Ltd. Class A	100,750	602
*	Xiamen Jihong Technology Co. Ltd. Class A	336,100	602
	Shenzhen Ysstech Info-tech Co. Ltd. Class A (XSHE)	455,175	601
	Streamax Technology Co. Ltd. Class A	145,100	601
	Western Region Gold Co. Ltd. Class A	274,400	600

		Shares	Market Value ($000)
	North Huajin Chemical Industries Co. Ltd. Class A (XSHE)	687,903	599
*	Gem-Year Industrial Co. Ltd. Class A (XSSC)	746,111	597
	Wuhu Token Science Co. Ltd. Class A	557,783	596
	Sunyard Technology Co. Ltd.	483,327	596
	Changchun Gas Co. Ltd. Class A	741,500	595
	Zhuhai Bojay Electronics Co. Ltd. Class A	95,100	595
	Jiangsu Gian Technology Co. Ltd. Class A (XSHE)	125,760	595
	Hainan Strait Shipping Co. Ltd. Class A	770,950	594
	Shanghai Pudong Construction Co. Ltd. Class A	575,741	594
*	China CYTS Tours Holding Co. Ltd. Class A (XSSC)	367,868	593
	Fujian Funeng Co. Ltd. Class A	337,988	593
*	Jiangsu Etern Co. Ltd. Class A (XSHG)	1,035,970	593
*	China High Speed Railway Technology Co. Ltd. Class A	1,584,100	592
	BGI Genomics Co. Ltd. Class A	64,249	592
*	Focused Photonics Hangzhou Inc. Class A (XSHE)	143,400	592
*	Wuxi Huadong Heavy Machinery Co. Ltd. Class A	1,022,158	590
	Beijing Shunxin Agriculture Co. Ltd. Class A	168,792	589
*	Shenzhen Minkave Technology Co. Ltd. Class A	602,150	589
	Zhejiang Jiemei Electronic & Technology Co. Ltd. Class A (XSEC)	163,554	589
	Xinhua Winshare Publishing & Media Co. Ltd. Class H	846,524	587
	China Union Holdings Ltd. Class A	1,005,300	587
	Anhui Heli Co. Ltd. Class A (XSHG)	333,240	586
	Guomai Technologies Inc. Class A (XSHE)	680,179	586
	CNGR Advanced Material Co. Ltd. Class A	31,700	586
*	Oceanwide Holdings Co. Ltd. Class A (XSHE)	2,790,994	585
	Grinm Advanced Materials Co. Ltd. Class A (XSHG)	241,500	583
*	Beken Corp. Class A	122,587	583
	Zhejiang Hailiang Co. Ltd. Class A	325,700	582
	Guangdong Ellington Electronics Technology Co. Ltd. Class A (XSSC)	562,164	582
	Jilin Yatai Group Co. Ltd. Class A (XSHG)	1,484,000	582
	Skyfame Realty Holdings Ltd.	64,129,804	581
	Bright Real Estate Group Co. Ltd. Class A (XSSC)	1,679,474	581
*	Shenzhen Sinovatio Technology Co. Ltd. Class A	153,216	580
	Zhejiang Communications Technology Co. Ltd. (XSHE)	568,700	580
*	Alpha Group Class A (XSHE)	827,701	580
*	Xiwang Foodstuffs Co. Ltd. Class A (XSHE)	940,740	579
*	Beijing Baination Pictures Co. Ltd. Class A	847,100	579
	Yabao Pharmaceutical Group Co. Ltd. Class A (XSSC)	623,083	579
	Suzhou New District Hi-Tech Industrial Co. Ltd. Class A (XSSC)	734,406	579
	Maoye Commercial Co. Ltd. Class A (XSSC)	1,154,811	578
*	Wellhope Foods Co. Ltd. Class A (XSHG)	371,300	578
	Jinhui Liquor Co. Ltd. Class A	130,000	578
	Shanghai Tunnel Engineering Co. Ltd. Class A (XSHG)	711,300	577
	Shandong Homey Aquatic Development Co. Ltd. Class A	1,478,298	577
	Jangho Group Co. Ltd. Class A (XSHG)	488,200	576
	Jinling Pharmaceutical Co. Ltd. Class A	508,831	575
	ZYNP Corp. Class A	522,900	575
	Mayinglong Pharmaceutical Group Co. Ltd. Class A (XSHG)	179,100	574
	First Tractor Co. Ltd. Class A (XSHG)	357,900	574
*	Tsinghua Tongfang Co. Ltd. Class A (XSSC)	863,708	574
	Changzheng Engineering Co. Ltd. Class A (XSHG)	290,030	574
	Guangxi Nanning Waterworks Co. Ltd. Class A	631,800	574
*	CECEP Solar Energy Co. Ltd. Class A	432,400	573
*	Orient International Enterprise Ltd. Class A	518,200	573
	Shandong Shengli Co. Class A	973,577	573
	Loncin Motor Co. Ltd. Class A (XSHG)	741,350	569
*	Deppon Logistics Co. Ltd. Class A	286,900	569
	Henan Yuguang Gold & Lead Co. Ltd. Class A (XSHG)	710,800	568

		Shares	Market Value ($000)
*	Vtron Group Co. Ltd. Class A	864,723	568
*	Inner Mongolia Xingye Mining Co. Ltd. Class A	503,000	567
*	Fuan Pharmaceutical Group Co. Ltd. Class A (XSHE)	990,200	567
*	Hangzhou Advance Gearbox Group Co. Ltd. Class A	389,709	567
	Double Medical Technology Inc. Class A	109,500	566
	Der Future Science & Technology Holding Group Co. Ltd. Class A	609,840	565
*	Beiqi Foton Motor Co. Ltd. Class A (XSSC)	1,333,709	563
	Zhejiang Orient Gene Biotech Co. Ltd. Class A	33,304	561
	Fujian Rongji Software Co. Ltd. Class A	609,300	559
	Guangdong South New Media Co. Ltd. Class A (XSHE)	109,080	559
	Guangdong Marubi Biotechnology Co. Ltd. Class A	148,329	559
	Vontron Technology Co. Ltd. Class A	423,300	558
*	JC Finance & Tax Interconnect Holdings Ltd. Class A (XSHE)	475,040	558
	Shanghai Zhezhong Group Co. Ltd. Class A	251,700	558
	Sinolink Securities Co. Ltd. Class A (XSHG)	441,000	557
*	Dongfeng Electronic Technology Co. Ltd. Class A (XSHG)	282,500	555
*	Guangdong Taiantang Pharmaceutical Co. Ltd. Class A	895,378	555
	Jiangsu Huaxicun Co. Ltd. Class A (XSHE)	704,200	554
	Zhejiang Xinan Chemical Industrial Group Co. Ltd. Class A (XSHG)	191,240	553
	Tibet Cheezheng Tibetan Medicine Co. Ltd. Class A	157,047	552
*	Huafon Microfibre Shanghai Technology Co. Ltd. (XSHE)	932,955	552
*	Beijing Jetsen Technology Co. Ltd. Class A (XSHE)	680,212	552
	Shantou Dongfeng Printing Co. Ltd. Class A	837,600	552
	Guangxi Guidong Electric Power Co. Ltd. Class A (XSHG)	1,062,000	551
	Shanxi Guoxin Energy Corp. Ltd. Class A	729,426	551
	SPIC Yuanda Environmental-Protection Co. Ltd. Class A	570,600	550
*	Duolun Technology Corp. Ltd. Class A	587,777	550
*	Fangda Carbon New Material Co. Ltd. Class A (XSHG)	522,917	549
	Fujian Star-net Communication Co. Ltd. Class A	163,400	548
*	Guizhou Bailing Group Pharmaceutical Co. Ltd. Class A	478,500	548
	Autobio Diagnostics Co. Ltd. Class A (XSHG)	80,470	547
*	Shenzhen Infogem Technologies Co. Ltd. Class A	350,400	546
	Zhejiang China Light & Textile Industrial City Group Co. Ltd. Class A (XSHG)	1,055,320	546
*	Beijing Join-Cheer Software Co. Ltd. Class A	774,680	546
*	Beijing Philisense Technology Co. Ltd. Class A (XSHE)	878,600	546
*	CITIC Press Corp. Class A	192,900	546
	Northeast Securities Co. Ltd. Class A	528,100	545
	Shenzhen Aisidi Co. Ltd. Class A (XSHE)	422,520	545
*	Jiangsu Zhongnan Construction Group Co. Ltd. Class A	1,287,637	544
	Rongan Property Co. Ltd. Class A (XSEC)	1,194,572	544
	Sufa Technology Industry Co. Ltd. CNNC Class A	328,659	544
*	Create Technology & Science Co. Ltd. Class A	385,756	544
	Anhui Wanwei Updated High-Tech Material Industry Co. Ltd. Class A (XSHG)	500,150	543
	Shanghai 2345 Network Holding Group Co. Ltd. Class A (XSHE)	1,658,514	543
	Ningbo Ligong Environment & Energy Technology Co. Ltd. Class A	408,869	543
*	Eastone Century Technology Co. Ltd. Class A	843,315	542
*	Fujian Dongbai Group Co. Ltd. Class A	876,300	541
*	ChangYuan Technology Group Ltd. (XSHG)	607,060	541
	Guangdong Guangzhou Daily Media Co. Ltd. Class A	840,200	541
	Haoxiangni Health Food Co. Ltd. Class A	506,788	541
*	China Grand Automotive Services Group Co. Ltd. Class A (XSHG)	1,344,270	539
	Tianjin Tianyao Pharmaceutical Co. Ltd. Class A	829,500	539
	Beijing Forever Technology Co. Ltd. Class A (XSHE)	439,194	539
	Nanjing Xinlian Electronics Co. Ltd. Class A	855,041	538
	Xinfengming Group Co. Ltd. Class A (XSHG)	362,796	538
	Ovctek China Inc. Class A	75,740	537

		Shares	Market Value ($000)
*	ChangYuan Technology Group Ltd. (XSSC)	602,283	537
*	Chengzhi Co. Ltd. Class A (XSHE)	357,628	537
*	Hubei Century Network Technology Co. Ltd. Class A	258,500	537
*	Lanzhou LS Heavy Equipment Co. Ltd. Class A (XSSC)	489,203	537
	PharmaBlock Sciences Nanjing Inc. Class A	43,491	536
*	Shenzhen Guangju Energy Co. Ltd. Class A	396,188	536
	Fiberhome Telecommunication Technologies Co. Ltd. Class A (XSHG)	249,100	535
*	Yunnan Coal & Energy Co. Ltd. Class A	922,500	535
	Bros Eastern Co. Ltd. Class A (XSSC)	644,479	535
*	Sichuan Haite High-tech Co. Ltd. Class A	346,300	534
*	Pubang Landscape Architecture Co. Ltd. Class A	1,835,497	534
*	Shanghai Guangdian Electric Group Co. Ltd. Class A	1,006,700	533
	Guizhou Gas Group Corp. Ltd. Class A (XSHG)	434,972	533
*	Jiangmen Kanhoo Industry Co. Ltd. Class A	214,117	532
	Yantai Dongcheng Pharmaceutical Co. Ltd. Class A	247,161	531
*	Tianjin Futong Information Science & Technology Co. Ltd. Class A	1,174,500	531
	Shanghai SMI Holding Co. Ltd. Class A (XSSC)	858,852	531
	Yunnan Botanee Bio-Technology Group Co. Ltd. Class A	18,400	531
	Emei Shan Tourism Co. Ltd. Class A	478,100	530
	Sinoma International Engineering Co. Class A (XSHG)	361,650	530
	Jiangsu Zijin Rural Commercial Bank Co. Ltd. Class A	1,266,300	530
	Goldcard Smart Group Co. Ltd. (XSHE)	353,600	529
	Wolong Real Estate Group Co. Ltd. Class A (XSSC)	662,901	529
	Beijing Water Business Doctor Co. Ltd. Class A	349,774	528
*	Hunan Mendale Hometextile Co. Ltd. Class A	762,754	528
	Sichuan Tianyi Comheart Telecom Co. Ltd. Class A (XSHE)	185,900	528
	Huadian Heavy Industries Co. Ltd. Class A (XSSC)	604,909	528
*	Henan Rebecca Hair Products Co. Ltd. Class A	1,267,320	527
	Chengdu Huasun Technology Group Inc. Ltd. Class A	742,471	526
	Wuhan Jingce Electronic Group Co. Ltd. Class A (XSHE)	82,677	526
*	Guangdong Zhengye Technology Co. Ltd. Class A	374,236	525
	Zhongshan Broad Ocean Motor Co. Ltd. Class A	542,300	524
	Beijing Beilu Pharmaceutical Co. Ltd. Class A	471,900	524
	Ningbo Peacebird Fashion Co. Ltd. Class A (XSHG)	175,698	523
	Tianjin Port Co. Ltd. Class A (XSSC)	875,263	522
	Betta Pharmaceuticals Co. Ltd. Class A	70,200	522
*	Zhongfu Straits Pingtan Development Co. Ltd. Class A	1,368,344	522
*	Jiangsu Sihuan Bioengineering Co. Ltd. Class A	1,119,200	522
*	Jinke Properties Group Co. Ltd. Class A	1,338,788	521
	Shenzhen Overseas Chinese Town Co. Ltd. Class A	627,000	521
	Tianjin Capital Environmental Protection Group Co. Ltd. Class A (XSSC)	495,361	521
	Sinochem International Corp. Class A (XSHG)	539,110	521
	Digital China Information Service Co. Ltd. Class A (XSHE)	311,643	521
	Yotrio Group Co. Ltd. Class A (XSHE)	994,750	521
*	Shandong Meichen Ecology & Environment Co. Ltd. Class A	1,379,220	521
	Hebei Huijin Group Co. Ltd. Class A	485,900	521
*	Southern Publishing & Media Co. Ltd. Class A	445,500	520
	Anhui Korrun Co. Ltd. Class A	251,860	520
	Glarun Technology Co. Ltd. Class A (XSHG)	217,058	519
	Beijing Jiaxun Feihong Electrical Co. Ltd. Class A	611,600	519
*	Chengdu Xinzhu Road&Bridge Machinery Co. Ltd. Class A	614,114	518
	Yunda Holding Co. Ltd. Class A	192,166	517
*	Jiangsu Expressway Co. Ltd. Class A (XSHG)	428,998	517
	Henan Taloph Pharmaceutical Stock Co. Ltd. Class A	622,730	515
	Gansu Qilianshan Cement Group Co. Ltd. Class A (XSHG)	306,100	515
	Bank of Qingdao Co. Ltd. Class A	1,008,280	514
	Shenzhen Tellus Holding Co. Ltd. Class A (XSHE)	159,510	514
	Shandong Wohua Pharmaceutical Co. Ltd. Class A	568,140	514

		Shares	Market Value ($000)
	Guangzhou Zhiguang Electric Co. Ltd. Class A	377,400	514
	Fulongma Group Co. Ltd. Class A (XSHG)	321,020	514
	Anhui Yingliu Electromechanical Co. Ltd. Class A (XSSC)	194,320	513
*	Tunghsu Azure Renewable Energy Co. Ltd. Class A (XSEC)	928,500	512
	Nanjing Gaoke Co. Ltd. Class A (XSHG)	520,128	511
	Jointown Pharmaceutical Group Co. Ltd. Class A (XSHG)	303,520	511
	CITIC Heavy Industries Co. Ltd. Class A (XSSC)	831,227	511
	Xinhu Zhongbao Co. Ltd. Class A (XSHG)	1,292,000	509
*	Shenzhen Infogem Technologies Co. Ltd. Class A (XSHE)	326,680	509
	Transfar Zhilian Co. Ltd. Class A	597,325	509
	Shanghai Maling Aquarius Co. Ltd. Class A	460,698	508
*	Shenzhen World Union Group Inc. Class A (XSHE)	1,106,550	508
	Xuchang Yuandong Drive Shaft Co. Ltd. Class A	595,600	508
*	Tunghsu Optoelectronic Technology Co. Ltd. Class A (XSEC)	1,767,600	507
	Guangzhou Zhiguang Electric Co. Ltd. Class A (XSHE)	372,300	507
*	Genimous Technology Co. Ltd. Class A	579,300	506
	Chongqing Water Group Co. Ltd. Class A	623,550	505
*	Wuhan Yangtze Communications Industry Group Co. Ltd. Class A	201,960	504
*	Berry Genomics Co. Ltd. Class A (XSHE)	257,298	503
*	Shenzhen Sea Star Technology Co. Ltd. Class A	588,500	503
	Citychamp Dartong Co. Ltd. Class A (XSSC)	925,633	503
	Shanghai 2345 Network Holding Group Co. Ltd. Class A	1,533,513	502
*	Bank of Zhengzhou Co. Ltd. Class A (XSHE)	1,305,469	502
*	Rendong Holdings Co. Ltd.	522,865	501
	China Construction Bank Corp. Class A (XSHG)	604,100	500
	Shenzhen Topway Video Communication Co. Ltd. Class A	579,700	500
*	EGing Photovoltaic Technology Co. Ltd. Class A (XSSC)	579,174	500
*	HPGC Renmintongtai Pharmaceutical Corp. Class A (XSHG)	550,134	499
*	Doushen Beijing Education & Technology Inc. Class A	866,539	498
*	Simei Media Co. Ltd. Class A	769,200	498
*	Lander Sports Development Co. Ltd. Class A	1,172,450	497
*	Xingmin Intelligent Transportation Systems Group Co. Ltd. Class A	595,626	496
*	Shenzhen Mason Technologies Co. Ltd. Class A	848,500	496
	Ningbo Yunsheng Co. Ltd. Class A (XSHG)	232,740	495
	Shanghai Xujiahui Commercial Co. Ltd. Class A	342,500	495
*	Beijing Dinghan Technology Group Co. Ltd.	523,300	494
*	Rastar Group Class A	1,078,500	494
	Deluxe Family Co. Ltd. Class A (XSHG)	1,061,600	492
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd. Class A	176,991	491
	Xiangyu Medical Co. Ltd. Class A	107,228	491
*	Shanghai Shimao Co. Ltd. Class A (XSHG)	1,219,830	489
*	Hongbo Co. Ltd. Class A	456,950	489
*	Shenzhen New Nanshan Holding Group Co. Ltd. Class A (XSHE)	898,744	489
	Hanyu Group Joint-Stock Co. Ltd. Class A	249,500	489
*	Dongfeng Electronic Technology Co. Ltd. Class A (XSSC)	248,888	489
	Triumph Science & Technology Co. Ltd. Class A (XSSC)	309,550	488
	Shenzhen Textile Holdings Co. Ltd. Class A	444,475	487
*	Zhejiang Wanfeng Auto Wheel Co. Ltd. Class A	481,800	486
	Shanying International Holding Co. Ltd. Class A (XSHG)	1,176,000	486
*	Chang Jiang Shipping Group Phoenix Co. Ltd. Class A	993,900	486
	Bestsun Energy Co. Ltd. Class A (XSHG)	686,600	486
	Tianjin Lisheng Pharmaceutical Co. Ltd. Class A	154,800	486
	Zhejiang Conba Pharmaceutical Co. Ltd. Class A (XSSC)	763,061	485
	Joincare Pharmaceutical Group Industry Co. Ltd. Class A (XSHG)	294,624	483
	KPC Pharmaceuticals Inc. Class A (XSHG)	280,088	482
	Rainbow Digital Commercial Co. Ltd. Class A	537,099	482
	Mayinglong Pharmaceutical Group Co. Ltd. Class A	149,726	480
	Ningbo Sanxing Medical Electric Co. Ltd. Class A (XSHG)	258,500	480

		Shares	Market Value ($000)
	Shenzhen New Industries Biomedical Engineering Co. Ltd. Class A	80,296	480
	Qingdao Citymedia Co. Ltd. Class A	496,400	479
*	Shenzhen Glory Medical Co. Ltd. Class A	766,022	479
	China South Publishing & Media Group Co. Ltd. Class A (XSHG)	361,000	478
	Three Squirrels Inc. Class A	149,540	477
*	Global Infotech Co. Ltd. Class A	388,600	477
	North Huajin Chemical Industries Co. Ltd. Class A	546,600	476
	Fujian Longxi Bearing Group Co. Ltd. Class A	366,699	476
	Nanjing Chixia Development Co. Ltd. Class A	947,000	475
*	Shanghai Metersbonwe Fashion & Accessories Co. Ltd. Class A	1,828,400	475
	Universal Scientific Industrial Shanghai Co. Ltd. Class A (XSHG)	178,938	475
*	China Zhonghua Geotechnical Engineering Group Co. Ltd. Class A	1,154,200	475
	Wenfeng Great World Chain Development Corp. Class A (XSHG)	1,196,000	474
*	Sou Yu Te Group Co. Ltd. Class A	2,415,182	473
	Opple Lighting Co. Ltd. Class A	190,500	471
	Sanlux Co. Ltd. Class A	648,400	471
	Aerospace Hi-Tech Holdings Grp Ltd. Class A	330,130	470
*	Liaoning Shenhua Holdings Co. Ltd.	1,326,800	470
	Hongbaoli Group Corp. Ltd. Class A	714,859	469
	China Bester Group Telecom Co. Ltd. Class A (XSHG)	262,845	469
	Hunan Zhongke Electric Co. Ltd. Class A	109,400	469
*	Sichuan Haite High-tech Co. Ltd. Class A (XSHE)	302,880	467
	Luyang Energy-Saving Materials Co. Ltd. (XSEC)	132,100	467
	Tianjin Pharmaceutical Da Re Tang Group Corp. Ltd. Class A (XSHG)	141,500	466
*	New Huadu Supercenter Co. Ltd. Class A	595,500	466
	Aerospace Hi-Tech Holdings Grp Ltd. Class A (XSHE)	326,020	465
*	Ligeance Aerospace Technology Co. Ltd. Class A (XSHE)	390,466	465
	Hangzhou Robam Appliances Co. Ltd. Class A	110,300	464
	Hangzhou Jiebai Group Co. Ltd. Class A (XSSC)	490,657	464
	China Railway Tielong Container Logistics Co. Ltd. Class A	597,800	463
*	Shenzhen Rapoo Technology Co. Ltd. Class A	246,590	463
	Shandong Dongyue Organosilicon Material Co. Ltd. Class A (XSHE)	187,500	463
*	Guizhou Yibai Pharmaceutical Co. Ltd. Class A (XSHG)	569,700	462
*	LingNan Eco&Culture-Tourism Co. Ltd. Class A (XSHE)	1,091,911	462
	Zhejiang Red Dragonfly Footwear Co. Ltd. Class A	566,581	460
	Guangzhou Shangpin Home Collection Co. Ltd. Class A (XSHE)	134,315	459
	Shanghai Belling Co. Ltd. Class A (XSHG)	143,000	457
	Jiangsu SINOJIT Wind Energy Technology Co. Ltd. Class A (XSSC)	566,627	457
	China Wafer Level CSP Co. Ltd. Class A	129,292	456
*	KraussMaffei Co. Ltd. Class A	431,434	455
*	Holitech Technology Co. Ltd. Class A	1,039,700	454
	Chengdu CORPRO Technology Co. Ltd. Class A (XSHE)	128,600	453
	Changzhou Tronly New Electronic Materials Co. Ltd. Class A	325,700	451
*	Sunward Intelligent Equipment Co. Ltd. Class A (XSHE)	424,600	451
*	Hunan Jingfeng Pharmaceutical Co. Ltd. Class A	892,853	450
	Yueyang Forest & Paper Co. Ltd. Class A (XSSC)	523,380	450
*	Shenzhen World Union Group Inc. Class A	978,805	449
*	Oriental Pearl Group Co. Ltd. Class A (XSSC)	438,393	448
	Shanghai Xinhua Media Co. Ltd. Class A	787,200	448
	Northern United Publishing & Media Group Co. Ltd. Class A	517,800	444
	Yotrio Group Co. Ltd. Class A	844,600	442
	Jinneng Science&Technology Co. Ltd. Class A	305,200	442
	Tangshan Sanyou Chemical Industries Co. Ltd. Class A (XSHG)	435,200	442
	Guizhou Gas Group Corp. Ltd. Class A	360,400	441
*	Wisesoft Co. Ltd. Class A	231,865	440
*	YLZ Information Technology Co. Ltd. Class A	444,300	437
	Suzhou TFC Optical Communication Co. Ltd. Class A	93,000	437
	Xiamen Kingdomway Group Co. Class A	136,200	435

		Shares	Market Value ($000)
	StarPower Semiconductor Ltd. Class A	7,500	435
	Shenzhen Jieshun Science & Technology Industry Co. Ltd. Class A (XSHE)	386,900	434
	Shanghai Rongtai Health Technology Corp. Ltd. Class A	120,900	432
	Tianjin Benefo Tejing Electric Co. Ltd. Class A (XSSC)	602,466	432
	Nanjing Sciyon Wisdom Technology Group Co. Ltd. Class A	208,346	431
*	Guang Dong Tloong Technology Group Co. Ltd. Class A	723,970	430
	Beijing Forever Technology Co. Ltd. Class A (XSEC)	349,700	429
	Suning Universal Co. Ltd. Class A	796,549	429
	Unilumin Group Co. Ltd. Class A (XSHE)	443,838	429
	Shenzhen Gongjin Electronics Co. Ltd. Class A	384,348	428
	China Meheco Co. Ltd. Class A	198,184	427
*	Hand Enterprise Solutions Co. Ltd. Class A (XSHE)	327,100	427
	Jiangsu Jiangnan High Polymer Fiber Co. Ltd. Class A (XSSC)	1,274,005	426
	Western Region Gold Co. Ltd. Class A (XSHG)	194,400	425
*,2	BEST Inc. ADR	329,609	425
	Konka Group Co. Ltd. Class A (XSHE)	535,900	423
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd. Class A	442,000	422
	Shanghai New World Co. Ltd. Class A (XSHG)	398,500	422
	Suzhou New District Hi-Tech Industrial Co. Ltd. Class A (XSHG)	534,800	422
*,2	Jiayuan International Group Ltd.	12,211,853	420
*	Strait Innovation Internet Co. Ltd. Class A	640,698	420
	Jiangxi Lianchuang Optoelectronic Science & Technology Co. Ltd. Class A (XSHG)	98,300	420
	Fujian Cement Inc. Class A	472,320	420
*	Shaanxi Aerospace Power Hi-Tech Co. Ltd. Class A (XSSC)	236,600	419
	Beijing eGOVA Co. Ltd. Class A (XSHE)	164,241	419
	Shanghai Sinyang Semiconductor Materials Co. Ltd. Class A (XSHE)	88,500	418
	Bestore Co. Ltd. Class A	118,400	418
	Ligao Foods Co. Ltd. Class A	34,600	417
	Shandong Chenming Paper Holdings Ltd. Class A (XSEC)	509,141	415
	Unilumin Group Co. Ltd. Class A	428,200	414
	Shenzhen Agricultural Products Group Co. Ltd. Class A	461,800	413
	MYS Group Co. Ltd. Class A (XSHE)	789,767	413
*	Talkweb Information System Co. Ltd. Class A	405,107	411
	Zheshang Securities Co. Ltd. Class A	257,100	409
*	China Television Media Ltd. Class A	310,000	409
*	JiangSu WuZhong Pharmaceutical Development Co. Ltd. Class A (XSSC)	359,939	408
	Digital China Information Service Co. Ltd. Class A	243,900	407
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd. Class A	506,160	407
*	JiangSu WuZhong Pharmaceutical Development Co. Ltd. Class A (XSHG)	358,400	407
	Changjiang & Jinggong Steel Building Group Co. Ltd. Class A (XSHG)	590,400	407
	Beijing Urban Construction Investment & Development Co. Ltd. Class A (XSSC)	678,255	406
	Telling Telecommunication Holding Co. Ltd. Class A (XSHE)	257,000	405
	Wuxi Commercial Mansion Grand Orient Co. Ltd. Class A (XSHG)	558,122	405
	Shenzhen Ysstech Info-tech Co. Ltd. Class A	305,400	403
	SGIS Songshan Co. Ltd. Class A (XSHE)	794,400	403
	Hangzhou Zhongheng Electric Co. Ltd. Class A (XSHE)	325,667	403
*	Kunshan Kersen Science & Technology Co. Ltd. Class A	345,300	402
	Winall Hi-Tech Seed Co. Ltd. Class A	182,400	402
	Zhejiang Aokang Shoes Co. Ltd. Class A	359,876	400
	Shenzhen Suntak Circuit Technology Co. Ltd. Class A (XSHE)	213,000	400
*	Shanghai Jiao Yun Co. Ltd. Class A (XSSC)	643,190	399
	Shanghai Yimin Commerce Group Co. Ltd. Class A	757,400	399
*	STO Express Co. Ltd. Class A	223,899	397
*	Wuxi Hodgen Technology Co. Ltd. Class A	416,100	397
*	Qingdao Kingking Applied Chemistry Co. Ltd. Class A	680,270	396

		Shares	Market Value ($000)
*	Xiangxue Pharmaceutical Co. Ltd. Class A	460,600	396
	Betta Pharmaceuticals Co. Ltd. Class A (XSHE)	53,200	396
	Dalian Huarui Heavy Industry Group Co. Ltd. Class A	331,600	395
	Wolong Electric Group Co. Ltd. Class A (XSHG)	180,200	394
	Beijing BDStar Navigation Co. Ltd. Class A	85,400	393
	Inmyshow Digital Technology Group Co. Ltd. (XSHG)	338,000	393
	Suzhou Anjie Technology Co. Ltd. Class A	150,460	391
	Central China Land Media Co. Ltd. Class A	374,700	391
	Luenmei Quantum Co. Ltd. Class A	351,842	389
*	Shenzhen Grandland Group Co. Ltd. Class A	1,277,051	388
*	Shenzhen Kingdom Sci-Tech Co. Ltd. Class A (XSHG)	268,000	386
	Shanghai New Huang Pu Industrial Group Co. Ltd. Class A (XSHG)	474,480	385
	Sino-Platinum Metals Co. Ltd. Class A (XSHG)	148,298	384
*	Shanghai Lonyer Fuels Co. Ltd. Class A	326,300	384
*	Visual China Group Co. Ltd. Class A	202,419	382
	Guangdong Huatie Tongda High-speed Railway Equipment Corp. Class A	515,756	379
	Huaxi Securities Co. Ltd. Class A	342,700	379
*	Macrolink Culturaltainment Development Co. Ltd. Class A (XSHE)	1,056,632	379
	Guangzhou Baiyun International Airport Co. Ltd. Class A (XSSC)	196,466	378
*	Beijing Hualian Department Store Co. Ltd. Class A (XSHE)	1,344,700	378
*	Sichuan Languang Development Co. Ltd. Class A (XSHG)	1,707,860	378
	Baida Group Co. Ltd. Class A	260,300	377
*	Shenzhen Silver Basis Technology Co. Ltd. Class A	355,546	377
*	Guangzhou Pearl River Development Group Co. Ltd. Class A	783,820	376
	Shenzhen Batian Ecotypic Engineering Co. Ltd. Class A (XSEC)	395,100	376
	Befar Group Co. Ltd. Class A (XSSC)	439,492	375
*	Jiangsu Yueda Investment Co. Ltd. Class A (XSSC)	486,700	375
	Jiangsu Phoenix Property Investment Co. Ltd. Class A (XSSC)	533,520	375
	Longmaster Information & Technology Co. Ltd. Class A (XSEC)	246,300	373
	Shanxi Blue Flame Holding Co. Ltd. Class A (XSHE)	246,440	372
	Rongan Property Co. Ltd. Class A (XSHE)	814,200	371
*	Suzhou Chunxing Precision Mechanical Co. Ltd. Class A (XSEC)	293,600	370
	Lucky Film Co. Class A (XSHG)	309,500	370
*	H&R Century Union Corp. Class A	709,000	370
*	Tangel Culture Co. Ltd. Class A	745,400	370
	China World Trade Center Co. Ltd. Class A (XSHG)	172,500	369
*	Hainan Ruize New Building Material Co. Ltd. Class A (XSHE)	766,704	368
	Tianjin 712 Communication & Broadcasting Co. Ltd. Class A	80,000	367
	Harbin Hatou Investment Co. Ltd. Class A	498,900	367
	Metro Land Corp. Ltd. Class A	561,500	366
	Citychamp Dartong Co. Ltd. Class A (XSHG)	668,700	364
	Shanghai DragonNet Technology Co. Ltd. Class A	300,901	363
	Shanghai Dazhong Public Utilities Group Co. Ltd. Class A	742,600	362
	Xinfengming Group Co. Ltd. Class A	243,655	362
	Huadian Heavy Industries Co. Ltd. Class A (XSHG)	414,676	362
	Guangzhou Holike Creative Home Co. Ltd. Class A (XSHG)	220,658	361
	Weifu High-Technology Group Co. Ltd. Class A	124,100	360
*	China Fortune Land Development Co. Ltd. Class A (XSHG)	824,578	360
	Xiamen ITG Group Corp. Ltd. Class A (XSHG)	348,100	359
	Shanghai Chinafortune Co. Ltd. Class A (XSHG)	196,700	359
*	Zhejiang NetSun Co. Ltd. Class A (XSEC)	184,600	358
	Shanghai Maling Aquarius Co. Ltd. Class A (XSHG)	323,200	357
*	Fujian Green Pine Co. Ltd. Class A	355,400	357
*	RiseSun Real Estate Development Co. Ltd. Class A	855,744	356
	Jiangsu SINOJIT Wind Energy Technology Co. Ltd. Class A (XSHG)	441,600	356
	Sichuan Kelun Pharmaceutical Co. Ltd. Class A	108,400	355
	Shanghai Shenda Co. Ltd. Class A (XSHG)	623,500	354
*	Shanghai Junshi Biosciences Co. Ltd. Class A	38,639	353

		Shares	Market Value ($000)
*	Huafon Microfibre Shanghai Technology Co. Ltd.	593,346	351
	China Greatwall Technology Group Co. Ltd. Class A	243,700	350
	Zhuzhou Qianjin Pharmaceutical Co. Ltd. Class A (XSSC)	252,760	350
	China Railway Tielong Container Logistics Co. Ltd. Class A (XSHG)	450,150	349
	Sichuan Changhong Electric Co. Ltd. Class A (XSSC)	787,438	349
	Xinyangfeng Agricultural Technology Co. Ltd. Class A	139,800	348
*	Shenzhen Anche Technologies Co. Ltd. Class A (XSHE)	150,000	348
	Jiangsu General Science Technology Co. Ltd. Class A	612,840	347
	Sansure Biotech Inc. Class A	80,076	347
	Tianjin Benefo Tejing Electric Co. Ltd. Class A (XSHG)	481,300	345
	Guangdong South New Media Co. Ltd. Class A	67,212	345
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd. Class A	50,700	344
	Dashang Co. Ltd. Class A (XSSC)	132,900	343
	Renhe Pharmacy Co. Ltd. Class A	381,501	343
*	Shenzhen Hongtao Group Co. Ltd. Class A	1,043,260	343
	Tian Di Science & Technology Co. Ltd. Class A (XSHG)	456,100	341
	Shenzhen Gongjin Electronics Co. Ltd. Class A (XSHG)	306,240	341
	Hefei Department Store Group Co. Ltd. Class A	519,517	339
	China Animal Husbandry Industry Co. Ltd. Class A (XSSC)	201,768	339
	Guangdong Baolihua New Energy Stock Co. Ltd. Class A	451,000	338
*	China Quanjude Group Co. Ltd. Class A	278,800	338
	Tongyu Communication Inc. Class A (XSHE)	182,475	338
	Duzhe Publishing & Media Co. Ltd. Class A	442,500	338
	YongXing Special Materials Technology Co. Ltd. Class A	15,900	338
	Thinkingdom Media Group Ltd. Class A	124,581	336
	Shang Gong Group Co. Ltd. Class B	872,934	335
	Jinyu Bio-Technology Co. Ltd. Class A (XSHG)	268,996	335
	Chengtun Mining Group Co. Ltd. Class A (XSHG)	286,400	335
	Shenzhen Noposion Agrochemicals Co. Ltd. Class A (XSHE)	383,200	335
	Shandong Jinjing Science & Technology Co. Ltd. Class A (XSHG)	275,100	333
	Shanghai New World Co. Ltd. Class A (XSSC)	314,400	333
*	Jilin Zixin Pharmaceutical Industrial Co. Ltd. Class A (XSHE)	833,200	330
	Camel Group Co. Ltd. Class A (XSHG)	190,580	330
	MYS Group Co. Ltd. Class A (XSEC)	628,125	329
*	Tunghsu Azure Renewable Energy Co. Ltd. Class A (XSHE)	597,100	329
	Neway Valve Suzhou Co. Ltd. Class A (XSHG)	251,288	329
*	Beijing Hualian Department Store Co. Ltd. Class A (XSEC)	1,155,081	324
	Qinhuangdao Port Co. Ltd. Class A (XSHG)	729,500	324
*	CanSino Biologics Inc. Class A	13,471	324
	Ganfeng Lithium Co. Ltd. Class A	24,360	323
*	Luxin Venture Capital Group Co. Ltd. Class A (XSSC)	165,708	323
*	Jiangsu Yueda Investment Co. Ltd. Class A (XSHG)	417,600	321
	Zhuhai Huafa Properties Co. Ltd. Class A (XSHG)	276,840	320
	Zhejiang China Light & Textile Industrial City Group Co. Ltd. Class A (XSSC)	615,704	318
	Zhuzhou Hongda Electronics Corp. Ltd. Class A	40,800	317
*	Harbin Pharmaceutical Group Co. Ltd. Class A (XSHG)	739,354	317
	Jenkem Technology Co. Ltd. Class A	9,368	317
	Long Yuan Construction Group Co. Ltd. Class A (XSHG)	281,700	316
*	Guangdong Dongfang Precision Science & Technology Co. Ltd. Class A	414,800	315
	Henan Yuguang Gold & Lead Co. Ltd. Class A	391,300	313
*	Ligeance Aerospace Technology Co. Ltd. Class A (XSEC)	262,000	312
	Bestsun Energy Co. Ltd. Class A (XSSC)	436,100	309
*	AECC Aero Science & Technology Co. Ltd. Class A (XSSC)	103,600	309
*	Beijing Philisense Technology Co. Ltd. Class A	492,033	306
	COSCO SHIPPING Development Co. Ltd. Class A (XSSC)	730,576	305
	Ningbo David Medical Device Co. Ltd. Class A (XSEC)	182,500	303
	Anker Innovations Technology Co. Ltd. Class A (XSHE)	27,600	302

		Shares	Market Value ($000)
*	Lanzhou LS Heavy Equipment Co. Ltd. Class A (XSHG)	274,385	301
	H World Group Ltd.	76,870	301
	Huaren Pharmaceutical Co. Ltd. Class A (XSHE)	363,900	300
	Zhejiang Wanma Co. Ltd. Class A	221,800	299
	Xinxiang Richful Lube Additive Co. Ltd. Class A (XSEC)	27,774	297
	Xinyu Iron & Steel Co. Ltd. Class A	443,400	296
	Shenzhen Noposion Agrochemicals Co. Ltd. Class A (XSEC)	338,500	296
	Maoye Commercial Co. Ltd. Class A (XSHG)	591,102	296
*	Visionox Technology Inc. Class A	300,796	295
*	KAISA JiaYun Technology Inc. Class A	613,020	295
	Bengang Steel Plates Co. Ltd. Class B	1,215,011	294
*	Shenzhen New Nanshan Holding Group Co. Ltd. Class A	540,800	294
*	JC Finance & Tax Interconnect Holdings Ltd. Class A (XSEC)	250,100	294
	Hangxiao Steel Structure Co. Ltd. Class A	324,200	293
*	China High Speed Railway Technology Co. Ltd. Class A (XSHE)	782,197	292
*	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd. Class A	210,700	291
	Hexing Electrical Co. Ltd. Class A (XSHG)	120,021	291
	Sansure Biotech Inc. Class A (XSHG)	66,779	290
	Shenzhen Kinwong Electronic Co. Ltd. Class A	86,772	288
	Jiangsu Phoenix Property Investment Co. Ltd. Class A (XSHG)	409,000	288
	Zhejiang Guyuelongshan Shaoxing Wine Co. Ltd. Class A (XSSC)	195,598	288
	Zhejiang Weixing New Building Materials Co. Ltd. Class A	97,600	285
	Beijing Capital Development Co. Ltd. Class A (XSHG)	428,652	284
	Shandong Denghai Seeds Co. Ltd. Class A	93,900	284
	Beijing Bashi Media Co. Ltd. Class A (XSSC)	439,434	284
*	Zhejiang Wanliyang Co. Ltd. Class A	186,300	283
*	Yantai Zhenghai Magnetic Material Co. Ltd. Class A	109,800	281
	JCHX Mining Management Co. Ltd. Class A (XSSC)	96,073	281
	Topsec Technologies Group Inc. Class A	205,200	280
	Shenzhen Jieshun Science & Technology Industry Co. Ltd. Class A	249,626	280
	Hangzhou Zhongheng Electric Co. Ltd. Class A (XSEC)	225,600	279
*	Chongqing Dima Industry Co. Ltd. Class A (XSHG)	868,700	278
*	Jiangsu Expressway Co. Ltd. Class A (XSSC)	228,800	275
	Realcan Pharmaceutical Group Co. Ltd. Class A	420,100	273
*	An Hui Wenergy Co. Ltd. Class A	395,790	273
	Xiamen International Airport Co. Ltd. Class A (XSHG)	122,000	273
*	Taiyuan Heavy Industry Co. Ltd. Class A (XSHG)	613,100	272
	Hangzhou Jiebai Group Co. Ltd. Class A (XSHG)	287,900	272
	Shanghai AtHub Co. Ltd. Class A	69,580	270
*,3	Colour Life Services Group Co. Ltd.	3,390,570	268
*	Kunwu Jiuding Investment Holdings Co. Ltd. Class A (XSSC)	106,168	268
	IReader Technology Co. Ltd. Class A	115,394	266
*	Greattown Holdings Ltd. Class A	546,421	266
	Jiangsu GoodWe Power Supply Technology Co. Ltd. Class A	5,199	266
	Longshine Technology Group Co. Ltd. Class A	58,000	265
	Changshu Fengfan Power Equipment Co. Ltd. Class A (XSHG)	263,500	265
*	Sichuan Xun You Network Technology Co. Ltd. Class A (XSHE)	152,900	265
	Lucky Film Co. Class A (XSSC)	219,191	262
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd. Class A (XSHE)	324,720	261
	Black Peony Group Co. Ltd. Class A (XSHG)	225,400	260
	Jiangsu Gian Technology Co. Ltd. Class A (XSEC)	55,008	260
	Lingyun Industrial Corp. Ltd. Class A (XSHG)	178,724	259
*	Suzhou Gold Mantis Construction Decoration Co. Ltd. Class A	353,100	258
	China Southern Power Grid Energy Efficiency&Clean Energy Co. Ltd. Class A	250,600	258
*	Macrolink Culturaltainment Development Co. Ltd. Class A (XSEC)	718,242	257
	Qingdao Doublestar Co. Ltd. Class A	412,400	255
*	Guangdong Golden Dragon Development Inc. Class A	114,600	254

		Shares	Market Value ($000)
*	Jiangsu Kanion Pharmaceutical Co. Ltd. Class A (XSSC)	121,218	254
	Shenzhen H&T Intelligent Control Co. Ltd. Class A	94,200	252
[1,2]	Orient Securities Co. Ltd. Class H	524,000	251
	Yabao Pharmaceutical Group Co. Ltd. Class A (XSHG)	270,400	251
*	Chongqing Dima Industry Co. Ltd. Class A	778,307	249
	Guomai Technologies Inc. Class A	287,886	248
	CQ Pharmaceutical Holding Co. Ltd. Class A	321,900	248
	CSG Holding Co. Ltd. Class A	249,200	247
*	Fujian Aonong Biological Technology Group Inc. Ltd. Class A (XSSC)	72,280	246
	Guangdong Anjubao Digital Technology Co. Ltd. Class A	298,900	246
	Accelink Technologies Co. Ltd. Class A	92,200	244
	Shenzhen Aisidi Co. Ltd. Class A	188,800	244
	Nanjing Xinjiekou Department Store Co. Ltd. Class A (XSHG)	162,400	244
	Shanghai Shenda Co. Ltd. Class A (XSSC)	427,300	242
*	Gree Real Estate Co. Ltd. Class A (XSHG)	271,320	241
	Shanghai New Huang Pu Industrial Group Co. Ltd. Class A (XSSC)	294,716	239
*	Alpha Group Class A	339,300	238
	Shanghai Pudong Construction Co. Ltd. Class A (XSHG)	227,783	235
	Beijing Bashi Media Co. Ltd. Class A (XSHG)	362,236	234
*	EGing Photovoltaic Technology Co. Ltd. Class A (XSHG)	271,800	234
	Sichuan EM Technology Co. Ltd. Class A (XSSC)	127,140	234
	Red Star Macalline Group Corp. Ltd. Class A	305,030	233
	Qianhe Condiment & Food Co. Ltd. Class A	99,504	231
*	Jiangsu Lopal Tech Co. Ltd. Class A (XSSC)	43,800	231
	Ningxia Building Materials Group Co. Ltd. Class A (XSHG)	129,000	229
*	Ausnutria Dairy Corp. Ltd.	282,000	227
	Changzhou Tronly New Electronic Materials Co. Ltd. Class A (XSHE)	164,114	227
	Beijing Teamsun Technology Co. Ltd. Class A (XSHG)	271,420	225
	Wolong Real Estate Group Co. Ltd. Class A (XSHG)	280,100	224
	Canny Elevator Co. Ltd. Class A	185,877	224
*	LingNan Eco&Culture-Tourism Co. Ltd. Class A (XSEC)	521,400	221
	China Harzone Industry Corp. Ltd. Class A (XSHE)	192,543	221
	Wuxi Taiji Industry Co. Ltd. Class A (XSHG)	204,420	220
	Dashang Co. Ltd. Class A (XSHG)	84,700	219
	Truking Technology Ltd. Class A (XSEC)	92,500	219
	Zhuzhou Qianjin Pharmaceutical Co. Ltd. Class A (XSHG)	153,960	213
	Wuxi Commercial Mansion Grand Orient Co. Ltd. Class A (XSSC)	291,225	211
	Shenzhen Tellus Holding Co. Ltd. Class A (XSEC)	64,297	207
*	Kunshan Kersen Science & Technology Co. Ltd. Class A (XSHG)	177,968	207
*	Shunfa Hengye Corp. Class A (XSEC)	271,120	205
*	Innuovo Technology Co. Ltd. Class A	158,700	205
	Deluxe Family Co. Ltd. Class A (XSSC)	437,436	203
*	Tongding Interconnection Information Co. Ltd. Class A (XSEC)	268,000	202
	Zhejiang Jingxin Pharmaceutical Co. Ltd. Class A	155,280	200
	JL Mag Rare-Earth Co. Ltd. Class A	29,120	200
	Hainan Poly Pharm Co. Ltd. Class A	46,824	199
	Avary Holding Shenzhen Co. Ltd. Class A	43,500	199
	Chongqing Zongshen Power Machinery Co. Ltd. Class A	187,500	197
	Foshan Electrical & Lighting Co. Ltd. Class A	211,200	194
*	Shanghai Zijiang Enterprise Group Co. Ltd. Class A (XSHG)	217,600	193
*	Grandjoy Holdings Group Co. Ltd. Class A	359,500	192
*	Guizhou Yibai Pharmaceutical Co. Ltd. Class A (XSSC)	237,100	192
	Xiamen International Airport Co. Ltd. Class A (XSSC)	84,970	190
*	Shanghai Industrial Development Co. Ltd. Class A (XSHG)	357,890	189
*	Baosheng Science & Technology Innovation Co. Ltd. Class A (XSHG)	226,569	188
*	Hainan Mining Co. Ltd. Class A (XSSC)	153,262	187
	Shanghai Bright Power Semiconductor Co. Ltd. Class A	9,837	187
	Shenzhen Fine Made Electronics Group Co. Ltd. Class A	23,100	185

		Shares	Market Value ($000)
	CECEP Wind-Power Corp. Class A (XSHG)	225,800	183
*	Shanghai Jiao Yun Co. Ltd. Class A (XSHG)	293,500	182
	Yantai Eddie Precision Machinery Co. Ltd. Class A	63,560	180
	Nantong Jianghai Capacitor Co. Ltd. Class A	44,660	180
	YGSOFT Inc. Class A	173,738	177
	Shandong Xiantan Co. Ltd. Class A (XSEC)	125,850	176
*	Hytera Communications Corp. Ltd. Class A	219,500	173
	Zhejiang Orient Financial Holdings Group Co. Ltd. Class A	290,550	172
	Sichuan Expressway Co. Ltd. Class A (XSHG)	284,100	170
*	Sichuan Xun You Network Technology Co. Ltd. Class A (XSEC)	97,194	169
*,3	Fantasia Holdings Group Co. Ltd.	6,583,520	168
*	Goldenmax International Technology Ltd. Class A	123,800	168
	Guangxi Guidong Electric Power Co. Ltd. Class A (XSSC)	321,240	167
	Hunan Aihua Group Co. Ltd. Class A	42,200	162
*	Oceanwide Holdings Co. Ltd. Class A	767,000	161
	Guangzhou Shangpin Home Collection Co. Ltd. Class A	46,662	159
*	Hybio Pharmaceutical Co. Ltd. Class A (XSHE)	80,700	159
	Ningbo David Medical Device Co. Ltd. Class A (XSHE)	94,800	158
*	Gem-Year Industrial Co. Ltd. Class A (XSHG)	196,000	157
*	Jilin Zixin Pharmaceutical Industrial Co. Ltd. Class A (XSEC)	393,700	156
	Shenzhen Megmeet Electrical Co. Ltd. Class A	35,200	156
	Huabao Flavours & Fragrances Co. Ltd. Class A	42,321	156
*	Shanghai Foreign Service Holding Group Co. Ltd. (XSSC)	168,000	156
	China Great Wall Securities Co. Ltd. Class A	115,600	155
*	Minmetals Development Co. Ltd. Class A (XSSC)	104,800	154
	Shenzhen Desay Battery Technology Co. Class A	23,345	153
	Huafu Fashion Co. Ltd.	278,500	152
	Jiangsu Yoke Technology Co. Ltd. Class A	20,100	152
	TangShan Port Group Co. Ltd. Class A (XSHG)	391,248	152
	Jiangsu Jiangnan High Polymer Fiber Co. Ltd. Class A (XSHG)	448,520	150
*	Hunan Er-Kang Pharmaceutical Co. Ltd. Class A (XSHE)	291,100	149
*	Shandong Minhe Animal Husbandry Co. Ltd. Class A (XSEC)	58,900	144
	Changzhou Qianhong Biopharma Co. Ltd. Class A (XSEC)	171,350	143
	Sichuan Tianyi Comheart Telecom Co. Ltd. Class A (XSEC)	49,700	141
	Shenzhen Sunlord Electronics Co. Ltd. Class A	38,500	141
*	Polaris Bay Group Co. Ltd. Class A (XSSC)	118,400	141
	China Enterprise Co. Ltd. Class A (XSSC)	325,000	140
	Guangzhou Zhujiang Brewery Co. Ltd. Class A	119,859	139
	CGN Nuclear Technology Development Co. Ltd. Class A	108,598	139
	Shanghai Mechanical & Electrical Industry Co. Ltd. Class A (XSSC)	60,430	139
	Guangdong Tapai Group Co. Ltd. Class A	110,900	136
	Bright Real Estate Group Co. Ltd. Class A (XSHG)	388,531	134
	Shenzhen Heungkong Holding Co. Ltd. Class A (XSHG)	454,350	133
	Yantai Changyu Pioneer Wine Co. Ltd. Class A	32,500	133
	Imeik Technology Development Co. Ltd. Class A	1,500	131
*	Beijing Jingneng Power Co. Ltd. Class A (XSHG)	252,800	130
	PCI Technology Group Co. Ltd. Class A	135,900	129
*	Shenzhen Bauing Construction Holding Group Co. Ltd. Class A (XSEC)	207,400	128
*	Berry Genomics Co. Ltd. Class A	65,305	128
	Kailuan Energy Chemical Co. Ltd. Class A (XSSC)	121,600	128
	Jinzhou Port Co. Ltd. Class A	267,100	128
*	Huayuan Property Co. Ltd. Class A (XSHG)	440,570	127
	Longmaster Information & Technology Co. Ltd. Class A (XSHE)	82,600	125
*	263 Network Communications Co. Ltd. Class A (XSEC)	194,200	122
	C&S Paper Co. Ltd. Class A	72,800	121
*	Guangdong Shenglu Telecommunication Tech Co. Ltd. Class A (XSEC)	98,000	121
	Guangdong Dowstone Technology Co. Ltd. Class A (XSHE)	36,700	121
*	Shanghai Tongji Science & Technology Industrial Co. Ltd. Class A (XSHG)	93,600	119

		Shares	Market Value ($000)
*	Fuan Pharmaceutical Group Co. Ltd. Class A (XSEC)	206,900	118
	Guangxi LiuYao Group Co. Ltd. Class A (XSSC)	46,620	116
	Sumavision Technologies Co. Ltd. Class A	135,700	115
*	Blue Sail Medical Co. Ltd. Class A	87,564	114
*	Jiangsu Etern Co. Ltd. Class A (XSSC)	195,000	112
	Zhejiang Hangmin Co. Ltd. Class A (XSSC)	141,939	111
*	YanTai Shuangta Food Co. Ltd. Class A	90,500	111
	Eoptolink Technology Inc. Ltd. Class A	29,545	110
	Eastern Communications Co. Ltd. Class B	259,500	109
*	Jointo Energy Investment Co. Ltd. Hebei Class A	145,900	109
*	Sichuan Languang Development Co. Ltd. Class A	484,272	107
*	Hainan Ruize New Building Material Co. Ltd. Class A (XSEC)	219,000	105
	Guangdong Ellington Electronics Technology Co. Ltd. Class A (XSHG)	101,000	105
	Tongyu Communication Inc. Class A (XSEC)	55,500	103
	Zhejiang Yasha Decoration Co. Ltd. Class A	138,500	101
*	HyUnion Holding Co. Ltd. Class A	87,800	98
	Anhui Hengyuan Coal Industry & Electricity Power Co. Ltd. Class A (XSHG)	89,440	97
*	China Reform Health Management & Services Group Co. Ltd. Class A (XSEC)	70,600	95
	China Bester Group Telecom Co. Ltd. Class A (XSSC)	52,000	93
	Better Life Commercial Chain Share Co. Ltd. Class A	94,200	88
*	Zhejiang NetSun Co. Ltd. Class A (XSHE)	45,000	87
	Jiangling Motors Corp. Ltd. Class A	31,900	87
*	Wuhan P&S Information Technology Co. Ltd. Class A	105,700	83
*	Huayi Brothers Media Corp. Class A (XSEC)	195,302	81
	Beijing North Star Co. Ltd. Class A (XSHG)	247,700	81
	Infore Environment Technology Group Co. Ltd. Class A	105,300	80
	Zhejiang Garden Bio-Chemical High-tech Co. Ltd. Class A	34,100	79
	COFCO Capital Holdings Co. Ltd. Class A	78,200	78
	Anhui Kouzi Distillery Co. Ltd. Class A (XSHG)	10,400	77
	Jiangsu Huaxicun Co. Ltd. Class A	95,200	75
	Toly Bread Co. Ltd. Class A	35,476	74
	Guangdong Shirongzhaoye Co. Ltd. Class A (XSEC)	70,056	74
	Zhejiang Hisoar Pharmaceutical Co. Ltd. Class A	67,400	73
	Vatti Corp. Ltd. Class A	73,700	69
*	Xiwang Foodstuffs Co. Ltd. Class A (XSEC)	106,164	65
	Enjoyor Technology Co. Ltd. Class A (XSHE)	56,200	65
	Wenfeng Great World Chain Development Corp. Class A (XSSC)	163,313	65
	Neway Valve Suzhou Co. Ltd. Class A (XSSC)	48,721	64
*	HPGC Renmintongtai Pharmaceutical Corp. Class A (XSSC)	69,000	63
	Ningbo Deye Technology Co. Ltd. Class A	1,260	63
	Changzheng Engineering Co. Ltd. Class A (XSSC)	30,316	60
	Jiangsu Nhwa Pharmaceutical Co. Ltd. Class A	29,000	59
	Zhejiang Weiming Environment Protection Co. Ltd. Class A	13,520	59
	Zhongshan Public Utilities Group Co. Ltd. Class A	52,100	58
	Fulongma Group Co. Ltd. Class A	34,300	55
	Goldcard Smart Group Co. Ltd. (XSEC)	35,510	53
*	Beijing VRV Software Corp. Ltd. Class A	73,500	52
*	COSCO SHIPPING Specialized Carriers Co. Ltd. Class A (XSSC)	67,400	51
	Zhejiang Meida Industrial Co. Ltd. Class A	24,400	49
*	Shenzhen Center Power Tech Co. Ltd. Class A	17,600	48
*	Cheng De Lolo Co. Ltd. Class A	36,020	44
*	Shenzhen Anche Technologies Co. Ltd. Class A	18,400	43
*	Luoniushan Co. Ltd. Class A	40,200	40
*	Shenzhen Das Intellitech Co. Ltd. Class A	71,600	38
*	Shanghai Haixin Group Co. Class A	32,500	34
	Guangzhou Holike Creative Home Co. Ltd. Class A (XSSC)	14,800	24

		Shares	Market Value ($000)
*	China International Marine Containers Group Co. Ltd. Class A (XSEC)	11,500	22
	Guizhou Panjiang Refined Coal Co. Ltd. Class A	9,700	12
*	Shanghai Fudan Forward S & T Co. Ltd. Class A (XSSC)	10,910	11
*	Hengdian Entertainment Co. Ltd. Class A (XSSC)	722	2
*,2,3	Midas Holdings Ltd.	202,000	—
*,1,3	Tianhe Chemicals Group Ltd.	57,304,542	—
*,3	China Huishan Dairy Holdings Co. Ltd.	70,679,103	—
*,3	China Fiber Optic Network System Group Ltd.	17,564,000	—
*,3	Shenwu Environmental Technology Co. Ltd.	616,265	—
*,3	Hua Han Health Industry Holdings Ltd.	13,993,028	—
*,3	CT Environmental Group Ltd.	38,490,600	—
*,3	Kangmei Pharmaceutical Co. Ltd.	676,212	—
			32,259,716
Colombia (0.2%)
	Bancolombia SA ADR	1,640,056	47,512
	Interconexion Electrica SA ESP	6,184,163	29,716
	Ecopetrol SA	43,961,433	23,380
	Bancolombia SA	2,455,225	20,612
[2]	Ecopetrol SA ADR	1,156,509	12,421
	Grupo de Inversiones Suramericana SA	1,314,695	12,267
	Banco Davivienda SA Preference Shares	1,377,216	9,837
	Bancolombia SA Preference Shares	1,283,917	9,470
	Grupo Aval Acciones y Valores SA Preference Shares	52,729,078	9,102
	Cementos Argos SA	6,871,746	6,251
	Grupo de Inversiones Suramericana SA Preference Shares	1,273,455	4,575
*	BAC Holding International Corp.	59,804,542	3,767
	Grupo Aval Acciones y Valores SA ADR	406,251	1,450
			190,360
Czech Republic (0.2%)
	CEZ A/S	2,224,485	101,088
	Komercni Banka A/S	1,060,946	26,806
[1]	Moneta Money Bank A/S	4,504,834	15,007
	Philip Morris CR A/S	6,097	4,203
			147,104
Egypt (0.1%)
	Commercial International Bank Egypt SAE	20,931,120	41,981
	Egypt Kuwait Holding Co. SAE	9,767,986	11,581
*	Egyptian Financial Group-Hermes Holding Co.	14,561,726	8,835
	Eastern Co. SAE	14,157,851	7,371
*	Fawry for Banking & Payment Technology Services SAE	34,408,152	5,676
	Talaat Moustafa Group	14,061,132	5,304
*	ElSewedy Electric Co.	10,308,046	3,597
	Telecom Egypt Co.	4,931,977	3,483
*	Medinet Nasr Housing	13,732,571	2,073
	Egypt Kuwait Holding Co. SAE (XCAI)	1,519,670	1,923
	Palm Hills Developments SAE	20,332,470	1,325
	Oriental Weavers	3,372,486	1,177
*	Gadwa for Industrial Development	2,581,061	80
			94,406
Greece (0.3%)
	Hellenic Telecommunications Organization SA	3,085,356	53,124
	OPAP SA	2,579,510	35,737
*	Eurobank Ergasias Services & Holdings SA	35,822,989	32,999
*	Alpha Services & Holdings SA	29,576,081	26,288
*	National Bank of Greece SA	7,742,029	24,254
	JUMBO SA	1,557,465	24,148
	Mytilineos SA	1,433,928	22,178

		Shares	Market Value ($000)
*	Public Power Corp. SA	2,999,059	17,791
	Motor Oil Hellas Corinth Refineries SA	748,688	12,977
	Terna Energy SA	689,604	12,405
*	GEK Terna Holding Real Estate Construction SA	820,672	8,125
*	Piraeus Financial Holdings SA	7,765,187	7,076
*	LAMDA Development SA	949,434	5,642
*	Ellaktor SA	3,093,231	5,044
	Hellenic Petroleum Holdings SA	758,665	4,879
*	Athens Water Supply & Sewage Co. SA	523,607	4,299
	Sarantis SA	436,033	3,069
	Viohalco SA	838,041	2,979
	Holding Co. ADMIE IPTO SA	1,577,580	2,976
	Hellenic Exchanges - Athens Stock Exchange SA	817,635	2,758
	Autohellas Tourist & Trading SA	274,468	2,702
*	Aegean Airlines SA	437,310	2,322
*,3	FF Group	397,542	1,950
	Fourlis Holdings SA	595,885	1,866
	Quest Holdings SA	370,977	1,672
			319,260
Hong Kong (0.0%)
*,3	Real Nutriceutical Group Ltd.	1,315,000	34
*,3	Tech Pro Technology Development Ltd.	122,060,000	—
*,3	SMI Holdings Group Ltd.	18,314,748	—
			34
Hungary (0.2%)
	OTP Bank Nyrt.	3,201,743	66,098
	Richter Gedeon Nyrt.	1,972,466	40,347
	MOL Hungarian Oil & Gas plc	4,957,441	36,499
	Magyar Telekom Telecommunications plc	5,266,697	4,161
*	Opus Global Nyrt.	3,119,542	1,194
			148,299
India (16.9%)
*	Reliance Industries Ltd.	47,234,635	1,502,266
	Infosys Ltd.	49,879,015	978,438
	Housing Development Finance Corp. Ltd.	24,644,298	743,711
	Tata Consultancy Services Ltd.	14,326,161	599,246
	Hindustan Unilever Ltd.	12,454,094	416,052
	Bajaj Finance Ltd.	3,315,110	303,417
	Axis Bank Ltd.	31,904,633	293,133
*	Bharti Airtel Ltd.	32,081,391	275,106
	Asian Paints Ltd.	6,328,223	267,335
*	ICICI Bank Ltd.	21,980,585	228,615
	Larsen & Toubro Ltd.	9,669,332	221,609
	Maruti Suzuki India Ltd.	1,854,508	206,368
	Mahindra & Mahindra Ltd.	12,890,463	190,199
	HCL Technologies Ltd.	15,206,440	182,873
	Sun Pharmaceutical Industries Ltd.	15,280,132	182,249
	Titan Co. Ltd.	5,838,165	173,871
	ITC Ltd.	41,774,057	160,200
	Tata Steel Ltd.	114,266,130	155,524
	Adani Total Gas Ltd.	3,893,678	154,029
*	Adani Green Energy Ltd.	5,518,985	152,117
*	Adani Transmission Ltd.	3,508,415	138,275
	State Bank of India	19,997,480	134,005
	UltraTech Cement Ltd.	1,604,969	133,033
	Nestle India Ltd.	506,165	123,958
	NTPC Ltd.	62,425,164	120,729

		Shares	Market Value ($000)
	Adani Enterprises Ltd.	3,694,467	120,206
	Power Grid Corp. of India Ltd.	44,119,951	119,480
*	Tata Motors Ltd.	19,805,533	113,004
	Tech Mahindra Ltd.	8,482,940	112,801
*,1	Avenue Supermarts Ltd.	2,087,511	112,279
	JSW Steel Ltd.	14,075,722	112,117
	Grasim Industries Ltd.	5,376,258	107,182
	Adani Ports & Special Economic Zone Ltd.	11,059,187	106,895
	Hindalco Industries Ltd.	19,738,823	103,890
	Bajaj Finserv Ltd.	538,235	102,781
[1]	SBI Life Insurance Co. Ltd.	5,899,036	96,636
[1]	HDFC Life Insurance Co. Ltd.	13,618,019	95,718
	Cipla Ltd.	7,187,291	88,848
	Oil & Natural Gas Corp. Ltd.	51,654,927	87,689
	Tata Consumer Products Ltd.	8,538,954	87,680
	Divi's Laboratories Ltd.	1,798,917	87,265
	Britannia Industries Ltd.	1,684,102	83,071
	Tata Power Co. Ltd.	28,495,993	80,221
	Eicher Motors Ltd.	1,937,380	75,901
	Wipro Ltd.	13,976,299	74,575
	Apollo Hospitals Enterprise Ltd.	1,392,673	74,329
	UPL Ltd.	7,572,383	71,041
	Coal India Ltd.	26,540,984	70,901
	Pidilite Industries Ltd.	2,151,712	66,751
	Hero MotoCorp Ltd.	1,834,782	65,507
	SRF Ltd.	1,983,418	61,062
	Dabur India Ltd.	8,060,728	59,544
	Info Edge India Ltd.	1,074,834	59,058
	Bharat Petroleum Corp. Ltd.	14,045,023	58,686
	Dr Reddy's Laboratories Ltd.	1,126,916	58,311
*	Tata Motors Ltd. Class A	19,725,250	55,436
*	Godrej Consumer Products Ltd.	5,133,133	55,434
	Vedanta Ltd.	17,151,288	55,242
	Havells India Ltd.	3,417,483	54,076
*	Adani Power Ltd.	13,527,357	53,958
	Bharat Electronics Ltd.	15,436,039	53,696
	Tata Elxsi Ltd.	482,987	53,240
	Indian Oil Corp. Ltd.	57,515,518	53,048
[1]	ICICI Lombard General Insurance Co. Ltd.	3,419,450	52,788
	Cholamandalam Investment & Finance Co. Ltd.	5,666,726	50,343
	Shree Cement Ltd.	192,087	49,856
	Page Industries Ltd.	80,535	49,806
	Shriram Transport Finance Co. Ltd.	2,816,615	49,302
	SBI Cards & Payment Services Ltd.	4,092,649	48,680
	Bajaj Auto Ltd.	975,842	48,317
	Marico Ltd.	7,341,094	48,120
	Ambuja Cements Ltd.	9,678,106	45,906
	GAIL India Ltd.	24,665,812	45,728
	DLF Ltd.	8,746,279	42,800
	Siemens Ltd.	1,233,459	42,042
	Voltas Ltd.	3,261,005	41,500
	Trent Ltd.	2,552,435	41,016
	MRF Ltd.	38,376	40,677
	PI Industries Ltd.	1,029,587	40,261
*	United Spirits Ltd.	4,051,396	39,926
	Piramal Enterprises Ltd.	1,772,048	39,768
*,1	Bandhan Bank Ltd.	11,180,022	39,165
	Indian Hotels Co. Ltd. Class A	11,587,754	38,601

		Shares	Market Value ($000)
	Ashok Leyland Ltd.	20,180,943	37,986
	Colgate-Palmolive India Ltd.	1,892,563	37,955
[1]	ICICI Prudential Life Insurance Co. Ltd.	5,359,328	37,577
[1]	Larsen & Toubro Infotech Ltd.	625,335	37,535
*	Max Financial Services Ltd.	3,445,921	37,508
	Zee Entertainment Enterprises Ltd.	11,768,836	36,868
	Mphasis Ltd.	1,260,344	36,760
	Tube Investments of India Ltd.	1,375,577	36,238
	Jubilant Foodworks Ltd.	5,131,026	35,820
	Container Corp. of India Ltd.	3,933,989	35,481
	Indus Towers Ltd.	12,369,587	34,845
	Embassy Office Parks REIT	7,547,389	34,698
	ACC Ltd.	1,199,288	33,826
[1]	Laurus Labs Ltd.	5,105,725	33,805
*	Yes Bank Ltd.	176,339,089	33,355
	Balkrishna Industries Ltd.	1,133,241	33,197
	Crompton Greaves Consumer Electricals Ltd.	6,592,586	32,908
	State Bank of India GDR	489,336	32,755
	Samvardhana Motherson International Ltd.	20,255,883	32,694
[1]	AU Small Finance Bank Ltd.	4,342,016	32,586
	Bharat Forge Ltd.	3,513,145	32,563
*,1	InterGlobe Aviation Ltd.	1,361,528	32,285
	Persistent Systems Ltd.	700,896	32,269
	TVS Motor Co. Ltd.	2,805,127	32,249
	Varun Beverages Ltd.	2,874,902	32,097
*	Max Healthcare Institute Ltd.	6,686,591	31,302
	Hindustan Aeronautics Ltd.	1,169,638	29,891
	Indian Railway Catering & Tourism Corp. Ltd.	3,685,346	29,811
	Federal Bank Ltd.	21,980,497	29,719
*	Hindustan Petroleum Corp. Ltd.	9,734,153	29,683
	Cummins India Ltd.	1,905,798	29,598
	Petronet LNG Ltd.	10,489,843	29,195
	Astral Ltd.	1,252,913	28,809
*	Dr Reddy's Laboratories Ltd. ADR	554,284	28,546
	Lupin Ltd.	3,393,731	27,644
	Jindal Steel & Power Ltd.	5,558,160	27,343
	Navin Fluorine International Ltd.	483,693	26,842
	Torrent Pharmaceuticals Ltd.	1,380,051	26,689
	Berger Paints India Ltd.	3,346,831	26,494
*	CG Power & Industrial Solutions Ltd.	9,275,873	26,353
	Mindtree Ltd.	608,087	26,343
	Bosch Ltd.	120,851	26,188
	Tata Chemicals Ltd.	2,270,128	26,165
*	APL Apollo Tubes Ltd.	2,163,256	26,125
	Aarti Industries Ltd.	2,636,919	26,060
	ABB India Ltd.	753,233	26,059
	Atul Ltd.	231,014	25,973
	Aurobindo Pharma Ltd.	3,713,683	25,686
	Deepak Nitrite Ltd.	1,042,055	25,353
	Biocon Ltd.	6,444,368	25,046
	Coforge Ltd.	495,172	24,815
	Bajaj Holdings & Investment Ltd.	376,573	24,803
	Ipca Laboratories Ltd.	1,939,224	24,527
*	Fortis Healthcare Ltd.	6,876,783	24,247
*	Godrej Properties Ltd.	1,256,742	24,009
	Power Finance Corp. Ltd.	16,263,054	23,868
	Dixon Technologies India Ltd.	501,481	23,526
	Dalmia Bharat Ltd.	1,158,026	23,464

		Shares	Market Value ($000)
	LIC Housing Finance Ltd.	4,643,041	22,722
	REC Ltd.	13,177,520	21,831
	Supreme Industries Ltd.	906,109	21,762
	Indraprastha Gas Ltd.	4,915,794	21,545
	Bank of Baroda	14,553,052	21,461
	Tata Communications Ltd.	1,612,391	21,333
	Bata India Ltd.	856,135	21,267
	Gujarat Fluorochemicals Ltd.	489,668	20,748
*	IDFC First Bank Ltd.	43,572,657	20,740
	Torrent Power Ltd.	3,112,202	20,672
	Mahindra & Mahindra Financial Services Ltd.	8,573,927	20,299
	Coromandel International Ltd.	1,556,147	20,259
*	United Breweries Ltd.	986,073	20,236
	Muthoot Finance Ltd.	1,487,103	20,071
	Schaeffler India Ltd.	569,968	20,030
	Wipro Ltd. ADR	3,751,738	19,884
[1]	HDFC Asset Management Co. Ltd.	800,290	19,745
	Steel Authority of India Ltd.	20,104,500	19,631
	Oberoi Realty Ltd.	1,682,035	19,403
*	PVR Ltd.	709,950	19,287
*	Adani Wilmar Ltd.	2,197,996	18,347
[1]	Sona Blw Precision Forgings Ltd.	2,522,591	18,202
*	Aditya Birla Fashion & Retail Ltd.	5,256,268	17,901
	Kajaria Ceramics Ltd.	1,175,238	17,501
	IIFL Finance Ltd.	3,923,198	17,195
	SKF India Ltd.	321,216	17,177
	Emami Ltd.	2,954,556	16,812
*	Ramco Cements Ltd.	1,802,912	16,747
	Phoenix Mills Ltd.	1,054,339	16,737
	JSW Energy Ltd.	5,446,721	16,461
	AIA Engineering Ltd.	541,896	16,436
[1]	L&T Technology Services Ltd.	367,274	16,355
	Gujarat Gas Ltd.	2,878,509	16,214
*	GMR Infrastructure Ltd.	33,970,651	16,129
	Honeywell Automation India Ltd.	31,242	15,876
	Carborundum Universal Ltd.	1,564,045	15,855
	KPIT Technologies Ltd.	2,275,664	15,847
*,1	Macrotech Developers Ltd.	1,091,853	15,833
	Sundram Fasteners Ltd.	1,500,121	15,735
	Computer Age Management Services Ltd.	498,118	15,516
	Zydus Lifesciences Ltd.	3,506,694	15,388
	Minda Industries Ltd.	2,363,196	15,230
*	FSN E-Commerce Ventures Ltd.	847,329	15,036
	Apollo Tyres Ltd.	5,280,970	14,723
	NMDC Ltd.	10,777,892	14,710
	Grindwell Norton Ltd.	656,544	14,563
	JK Cement Ltd.	456,010	14,464
	Rajesh Exports Ltd.	1,913,900	14,356
	Canara Bank	5,087,200	14,348
	Alkem Laboratories Ltd.	351,820	14,348
[1]	Dr Lal PathLabs Ltd.	489,191	14,282
	Thermax Ltd.	541,596	14,100
	Linde India Ltd.	299,640	13,803
	NHPC Ltd.	31,821,307	13,746
	Radico Khaitan Ltd.	1,140,132	13,581
*	PB Fintech Ltd.	2,192,518	13,006
	IDFC Ltd.	18,365,904	12,717
	Oracle Financial Services Software Ltd.	318,553	12,676

		Shares	Market Value ($000)
	Exide Industries Ltd.	6,281,558	12,605
*	Timken India Ltd.	335,354	12,575
[1]	Indian Energy Exchange Ltd.	6,204,541	12,561
	Cyient Ltd.	1,198,388	12,543
*	Vodafone Idea Ltd.	112,835,072	12,522
	Relaxo Footwears Ltd.	1,006,743	12,512
	National Aluminium Co. Ltd.	12,632,266	12,463
*	Bharat Heavy Electricals Ltd.	18,212,354	12,407
	Pfizer Ltd.	234,236	12,385
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	1,315,061	12,034
	KEI Industries Ltd.	766,377	12,028
	Bayer CropScience Ltd.	178,252	11,900
*	Aavas Financiers Ltd.	392,776	11,863
	L&T Finance Holdings Ltd.	12,407,267	11,820
	Gujarat State Petronet Ltd.	4,011,396	11,806
[1]	Syngene International Ltd.	1,631,135	11,735
*	One 97 Communications Ltd.	1,277,961	11,454
*	Zomato Ltd.	19,136,673	11,375
	Angel One Ltd.	653,145	11,344
*	3M India Ltd.	39,299	11,298
	Redington India Ltd.	7,152,441	11,291
	Oil India Ltd.	4,660,370	11,209
	Amara Raja Batteries Ltd.	1,800,120	11,209
	Hindustan Zinc Ltd.	3,253,777	11,109
	IIFL Wealth Management Ltd.	521,938	11,057
	Ajanta Pharma Ltd.	681,371	11,008
	Polycab India Ltd.	372,427	10,932
*	Cholamandalam Financial Holdings Ltd.	1,357,660	10,853
	Natco Pharma Ltd.	1,254,261	10,820
	JB Chemicals & Pharmaceuticals Ltd.	481,388	10,778
	Brigade Enterprises Ltd.	1,720,064	10,764
	Glenmark Pharmaceuticals Ltd.	2,229,971	10,750
	Central Depository Services India Ltd.	747,419	10,689
*	Star Health & Allied Insurance Co. Ltd.	1,117,717	10,559
	City Union Bank Ltd.	5,169,672	10,526
*,1	Aster DM Healthcare Ltd.	3,623,467	10,516
	Blue Star Ltd.	840,421	10,479
	GlaxoSmithKline Pharmaceuticals Ltd.	588,819	10,465
	Escorts Kubota Ltd.	477,463	10,442
	Solar Industries India Ltd.	299,878	10,395
	Lakshmi Machine Works Ltd.	77,845	10,314
	Whirlpool of India Ltd.	456,412	10,250
	Castrol India Ltd.	7,082,043	10,191
	Sanofi India Ltd.	126,344	10,112
	Happiest Minds Technologies Ltd.	813,877	10,006
	Can Fin Homes Ltd.	1,319,567	9,972
	UTI Asset Management Co. Ltd.	1,124,997	9,879
	Intellect Design Arena Ltd.	1,234,599	9,868
	EID Parry India Ltd.	1,389,926	9,844
	Chambal Fertilisers & Chemicals Ltd.	2,409,688	9,833
	Kansai Nerolac Paints Ltd.	1,940,182	9,817
	Poonawalla Fincorp Ltd.	2,892,789	9,809
	Birlasoft Ltd.	2,253,658	9,618
*	Tata Teleservices Maharashtra Ltd.	7,062,201	9,605
	Hatsun Agro Product Ltd.	761,499	9,565
	KEC International Ltd.	1,641,463	9,554
*	Vinati Organics Ltd.	345,735	9,553
	Manappuram Finance Ltd.	7,624,251	9,500

		Shares	Market Value ($000)
	CRISIL Ltd.	235,028	9,307
	HFCL Ltd.	11,015,484	9,303
*	Aditya Birla Capital Ltd.	6,833,209	9,222
	Balaji Amines Ltd.	210,887	9,093
	CESC Ltd.	9,201,861	8,928
[1]	Endurance Technologies Ltd.	475,675	8,759
	Brightcom Group Ltd.	13,921,281	8,746
	Sonata Software Ltd.	977,654	8,725
	Suven Pharmaceuticals Ltd.	1,433,717	8,680
*	IRB Infrastructure Developers Ltd.	3,182,011	8,614
	Praj Industries Ltd.	1,717,183	8,601
	KPR Mill Ltd.	1,151,870	8,598
	Trident Ltd.	17,079,476	8,595
*	Suzlon Energy Ltd.	102,497,159	8,559
	DCM Shriram Ltd.	675,340	8,554
	Ratnamani Metals & Tubes Ltd.	398,054	8,534
*	Narayana Hrudayalaya Ltd.	1,012,129	8,436
*	Amber Enterprises India Ltd.	266,685	8,427
	Great Eastern Shipping Co. Ltd.	1,404,227	8,403
	Balrampur Chini Mills Ltd.	1,678,182	8,390
[1]	Brookfield India Real Estate Trust	2,051,752	8,378
	Bajaj Electricals Ltd.	584,646	8,377
	Shriram City Union Finance Ltd.	334,756	8,217
	Sun TV Network Ltd.	1,367,335	8,174
*	EIH Ltd.	4,265,232	8,163
	Prestige Estates Projects Ltd.	1,530,339	8,024
	BSE Ltd.	932,831	8,018
*	Affle India Ltd.	588,985	7,938
[1]	Mindspace Business Parks REIT	1,720,215	7,806
*	CreditAccess Grameen Ltd.	581,210	7,786
	Sumitomo Chemical India Ltd.	1,342,393	7,673
	Mahanagar Gas Ltd.	804,150	7,661
	Century Textiles & Industries Ltd.	720,405	7,655
	India Cements Ltd.	3,062,225	7,643
	VIP Industries Ltd.	993,027	7,603
[1]	Eris Lifesciences Ltd.	881,391	7,562
	Granules India Ltd.	1,932,825	7,333
[1]	Nippon Life India Asset Management Ltd.	2,070,254	7,319
*,1	RBL Bank Ltd.	6,247,885	7,312
	Jubilant Ingrevia Ltd.	1,066,305	7,181
	Tanla Platforms Ltd.	806,080	7,114
	Gillette India Ltd.	107,150	7,044
	Mastek Ltd.	263,321	7,024
	Union Bank of India Ltd.	14,460,983	7,005
[1]	Metropolis Healthcare Ltd.	349,798	6,994
[1]	Quess Corp. Ltd.	926,801	6,930
	Clean Science & Technology Ltd.	317,658	6,801
	Alkyl Amines Chemicals	181,607	6,734
*	Indiabulls Housing Finance Ltd.	4,759,245	6,650
	TTK Prestige Ltd.	581,279	6,534
*	Sheela Foam Ltd.	182,976	6,523
*	Westlife Development Ltd.	881,235	6,520
[1]	Indian Railway Finance Corp. Ltd.	25,048,452	6,519
	Century Plyboards India Ltd.	861,789	6,430
*	Godrej Industries Ltd.	1,137,796	6,396
	Finolex Industries Ltd.	3,773,561	6,353
	KNR Constructions Ltd.	1,897,934	6,335
	Punjab National Bank	15,822,011	6,280

		Shares	Market Value ($000)
	Rain Industries Ltd.	2,795,700	6,266
*	Nuvoco Vistas Corp. Ltd.	1,479,354	6,205
[1]	IndiaMart InterMesh Ltd.	114,824	6,193
	Indian Bank	2,766,485	6,191
*	TeamLease Services Ltd.	138,036	6,103
	Zydus Wellnes Ltd.	296,101	6,055
	Raymond Ltd.	497,296	6,040
	Aegis Logistics Ltd.	1,840,885	6,030
	Route Mobile Ltd.	337,263	5,992
	Orient Electric Ltd.	1,819,996	5,986
	Sobha Ltd.	672,116	5,965
*	Indiabulls Real Estate Ltd.	6,450,458	5,944
	Vardhman Textiles Ltd.	1,548,369	5,940
	eClerx Services Ltd.	214,783	5,918
	Saregama India Ltd.	1,096,302	5,794
*	Alembic Pharmaceuticals Ltd.	637,088	5,657
	NIIT Ltd.	1,211,073	5,621
*	Reliance Power Ltd.	35,672,087	5,616
[1]	ICICI Securities Ltd.	922,560	5,614
	V-Guard Industries Ltd.	1,958,218	5,605
	Firstsource Solutions Ltd.	3,955,143	5,594
*,1	Krishna Institute of Medical Sciences Ltd.	352,859	5,548
	Motilal Oswal Financial Services Ltd.	571,791	5,508
*	Chemplast Sanmar Ltd.	909,011	5,477
	Edelweiss Financial Services Ltd.	7,417,210	5,469
	Welspun Corp. Ltd.	1,847,989	5,290
	Finolex Cables Ltd.	978,993	5,260
	BASF India Ltd.	154,129	5,255
	Mahindra CIE Automotive Ltd.	1,539,375	5,249
	PNC Infratech Ltd.	1,580,037	5,117
	Zensar Technologies Ltd.	1,624,365	5,102
	Graphite India Ltd.	942,482	5,089
	NCC Ltd.	6,735,003	5,001
	Poly Medicure Ltd.	530,880	4,908
	Jubilant Pharmova Ltd. Class A	1,071,585	4,900
[1]	Godrej Agrovet Ltd.	760,553	4,898
	Ceat Ltd.	305,539	4,877
*	V-Mart Retail Ltd.	138,081	4,838
	JK Lakshmi Cement Ltd.	849,264	4,755
	Sterlite Technologies Ltd.	2,576,629	4,633
	EPL Ltd.	2,059,740	4,530
	Birla Corp. Ltd.	363,833	4,489
	Procter & Gamble Health Ltd.	79,771	4,468
*	Alok Industries Ltd.	17,303,475	4,396
	Rallis India Ltd.	1,599,947	4,299
	Karur Vysya Bank Ltd.	5,714,010	4,261
	Welspun India Ltd.	4,626,629	4,092
	Gateway Distriparks Ltd.	4,393,559	4,072
	Avanti Feeds Ltd.	729,195	4,065
	JM Financial Ltd.	4,955,348	3,995
	Bombay Burmah Trading Co.	330,138	3,973
	Bank of India	6,454,154	3,902
	Infibeam Avenues Ltd.	20,670,948	3,853
	KRBL Ltd.	1,235,255	3,817
*,1	PNB Housing Finance Ltd.	848,982	3,787
	Akzo Nobel India Ltd.	152,844	3,756
	Gujarat Pipavav Port Ltd.	3,786,523	3,725
	Strides Pharma Science Ltd.	870,778	3,656

		Shares	Market Value ($000)
	Vaibhav Global Ltd.	921,513	3,484
	NBCC India Ltd.	8,335,179	3,483
	AstraZeneca Pharma India Ltd.	86,982	3,368
*	HEG Ltd.	224,950	3,356
	PTC India Ltd.	3,182,766	3,347
	Multi Commodity Exchange of India Ltd.	184,686	3,268
*,1	New India Assurance Co. Ltd.	2,968,777	3,085
*	TV18 Broadcast Ltd.	6,183,849	2,907
	Engineers India Ltd.	3,412,427	2,892
	Vakrangee Ltd.	8,100,992	2,890
*	Dhani Services Ltd.	5,477,102	2,871
*	Sun Pharma Advanced Research Co. Ltd.	989,174	2,852
*	Equitas Holdings Ltd.	2,167,584	2,773
	Symphony Ltd.	223,751	2,661
*	Mangalore Refinery & Petrochemicals Ltd.	2,789,185	2,573
	Bajaj Consumer Care Ltd.	1,222,767	2,515
	DCB Bank Ltd.	2,196,202	2,476
	Kaveri Seed Co. Ltd.	354,789	2,177
	ZF Commercial Vehicle Control Systems India Ltd.	19,752	2,132
*	Hindustan Construction Co. Ltd.	11,466,715	1,949
*	Just Dial Ltd.	260,331	1,919
[1]	General Insurance Corp. of India	1,298,747	1,909
*	Jindal Saw Ltd.	1,754,285	1,907
	Care Ratings Ltd.	324,331	1,862
*	Wockhardt Ltd.	618,551	1,733
	Karnataka Bank Ltd.	1,883,519	1,679
*	South Indian Bank Ltd.	16,642,948	1,652
*	IFCI Ltd.	11,789,491	1,451
[1]	Dilip Buildcon Ltd.	440,610	1,317
*	Future Consumer Ltd.	13,567,445	318
*	Future Retail Ltd.	3,831,154	291
			16,178,024
Indonesia (2.0%)
	Bank Central Asia Tbk. PT	675,315,250	335,807
	Bank Rakyat Indonesia Persero Tbk. PT	909,957,960	268,613
	Telkom Indonesia Persero Tbk. PT	649,647,352	185,552
	Bank Mandiri Persero Tbk. PT	259,182,075	145,079
	Astra International Tbk. PT	283,003,981	120,870
	Bank Negara Indonesia Persero Tbk. PT	103,727,376	55,050
*	Elang Mahkota Teknologi Tbk. PT	420,443,600	53,294
	United Tractors Tbk. PT	21,322,327	46,598
	Charoen Pokphand Indonesia Tbk. PT	103,411,223	39,055
	Adaro Energy Indonesia Tbk. PT	177,844,079	39,051
	Kalbe Farma Tbk. PT	267,426,684	29,222
	Tower Bersama Infrastructure Tbk. PT	139,315,985	28,884
	Sarana Menara Nusantara Tbk. PT	357,690,200	28,343
	Indofood Sukses Makmur Tbk. PT	61,776,208	28,334
	Unilever Indonesia Tbk. PT	80,449,255	24,497
	Barito Pacific Tbk. PT	352,972,850	21,442
	Indofood CBP Sukses Makmur Tbk. PT	32,338,847	19,249
	Indah Kiat Pulp & Paper Tbk. PT	37,110,368	19,030
	Semen Indonesia Persero Tbk. PT	41,210,310	18,159
	Perusahaan Gas Negara Tbk. PT	147,084,679	16,699
	Bukit Asam Tbk. PT	56,735,644	16,472
	Indocement Tunggal Prakarsa Tbk. PT	25,383,301	15,939
	Aneka Tambang Tbk.	118,061,210	15,596
	Dayamitra Telekomunikasi Tbk. PT	314,059,100	15,461
	Indo Tambangraya Megah Tbk. PT	5,584,080	14,923

		Shares	Market Value ($000)
	Mitra Keluarga Karyasehat Tbk. PT	80,781,300	13,567
	Gudang Garam Tbk. PT	6,622,030	12,434
	Ciputra Development Tbk. PT	197,881,050	12,347
*	Vale Indonesia Tbk. PT	27,821,647	11,484
	Pakuwon Jati Tbk. PT	332,527,667	10,230
	Japfa Comfeed Indonesia Tbk. PT	100,043,700	9,756
	AKR Corporindo Tbk. PT	110,787,125	9,354
	BFI Finance Indonesia Tbk. PT	115,408,900	9,207
	Matahari Department Store Tbk. PT	29,121,767	8,922
*	Bank Neo Commerce Tbk. PT	99,627,800	8,893
*	Smartfren Telecom Tbk. PT	1,315,671,600	8,696
	Avia Avian Tbk. PT	145,876,400	8,410
*	Waskita Karya Persero Tbk. PT	240,548,619	8,369
	XL Axiata Tbk. PT	51,370,098	8,223
*	Bumi Serpong Damai Tbk. PT	128,620,001	7,988
	Hanjaya Mandala Sampoerna Tbk. PT	123,349,574	7,741
	Pabrik Kertas Tjiwi Kimia Tbk. PT	17,117,200	7,369
*	Jasa Marga Persero Tbk. PT	30,445,604	7,313
	Summarecon Agung Tbk. PT	177,981,808	7,273
	Indosat Tbk. PT	15,317,000	6,902
	Bank Pan Indonesia Tbk. PT	55,001,600	6,640
*	Mitra Adiperkasa Tbk. PT	103,222,426	6,200
	Surya Citra Media Tbk. PT	412,946,655	6,132
	Bank BTPN Syariah Tbk. PT	31,867,700	6,046
	Mayora Indah Tbk. PT	50,518,500	5,996
	Panin Financial Tbk. PT	218,288,331	5,772
*	Medco Energi Internasional Tbk. PT	126,589,542	5,231
	Media Nusantara Citra Tbk. PT	72,254,124	5,148
	Bank Tabungan Negara Persero Tbk. PT	50,224,738	4,987
*	Bank Bukopin Tbk. PT	379,082,900	4,912
	Ace Hardware Indonesia Tbk. PT	99,097,756	4,745
	Bank Syariah Indonesia Tbk. PT	40,014,287	4,416
	Timah Tbk. PT	35,634,874	3,513
	Astra Agro Lestari Tbk. PT	5,273,013	3,434
*	Bank Raya Indonesia Tbk. PT	59,313,593	3,384
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	35,865,541	3,242
	Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	37,618,295	3,198
*	Lippo Karawaci Tbk. PT	449,841,388	3,186
*	Wijaya Karya Persero Tbk. PT	41,029,470	2,591
*	Global Mediacom Tbk. PT	90,425,903	2,478
*	PP Persero Tbk. PT	32,052,095	1,971
*	Alam Sutera Realty Tbk. PT	164,634,154	1,845
*,3	Trada Alam Minera Tbk. PT	487,603,966	1,644
	Ramayana Lestari Sentosa Tbk. PT	39,045,066	1,528
	Bank Danamon Indonesia Tbk. PT	8,925,000	1,511
*	Krakatau Steel Persero Tbk. PT	51,028,346	1,335
*	Surya Semesta Internusa Tbk. PT	51,470,798	1,306
*	Adhi Karya Persero Tbk. PT	24,013,406	1,199
*	Kresna Graha Investama Tbk. PT	37,238,548	126
*,3	Sigmagold Inti Perkasa Tbk. PT	14,934,100	50
			1,889,463
Kuwait (1.0%)
	National Bank of Kuwait SAKP	100,266,628	350,154
	Kuwait Finance House KSCP	75,202,859	218,429
	Ahli United Bank BSC	89,798,252	90,582
	Agility Public Warehousing Co. KSC	20,964,714	61,204
	Mobile Telecommunications Co. KSCP	29,767,602	58,974
	Boubyan Bank KSCP	15,967,578	43,066

		Shares	Market Value ($000)
	Gulf Bank KSCP	24,848,222	29,225
	Mabanee Co. KPSC	8,529,379	22,788
	National Industries Group Holding SAK	23,606,424	21,323
	Boubyan Petrochemicals Co. KSCP	5,460,396	16,680
	Humansoft Holding Co. KSC	1,268,743	13,709
*	Warba Bank KSCP	13,268,939	10,996
	Boursa Kuwait Securities Co. KPSC	1,369,581	10,330
	Burgan Bank SAK	11,804,974	9,097
	Qurain Petrochemical Industries Co.	7,207,142	7,198
	Kuwait International Bank KSCP	8,220,803	6,017
	Kuwait Projects Co. Holding KSCP	11,956,831	5,992
	Alimtiaz Investment Group KSC	13,047,976	3,932
	Integrated Holding Co. KCSC	2,276,334	3,141
			982,837
Malaysia (1.9%)
	Public Bank Bhd.	199,179,390	207,805
	Malayan Banking Bhd.	99,576,312	198,328
	CIMB Group Holdings Bhd.	92,478,308	108,344
	Tenaga Nasional Bhd.	45,415,651	84,301
	Petronas Chemicals Group Bhd.	39,681,512	79,270
	Press Metal Aluminium Holdings Bhd.	48,934,540	53,553
	IHH Healthcare Bhd.	37,034,155	53,250
	Sime Darby Plantation Bhd.	50,178,179	49,171
	Hong Leong Bank Bhd.	8,814,572	41,591
	Axiata Group Bhd.	63,215,349	40,766
	IOI Corp. Bhd.	44,137,690	39,971
	MISC Bhd.	24,183,396	39,219
	DiGi.Com Bhd.	43,950,133	35,891
	Genting Bhd.	32,370,224	34,458
	PPB Group Bhd.	9,383,260	34,331
	Petronas Gas Bhd.	8,007,863	30,863
	RHB Bank Bhd.	22,755,600	30,095
	Kuala Lumpur Kepong Bhd.	5,947,792	29,295
	Dialog Group Bhd.	58,163,760	28,917
	Gamuda Bhd.	31,444,217	26,528
	Sime Darby Bhd.	49,556,236	26,110
	Nestle Malaysia Bhd.	852,057	25,801
	Genting Malaysia Bhd.	39,232,137	25,794
	Inari Amertron Bhd.	38,522,100	24,890
	AMMB Holdings Bhd.	28,223,645	24,764
	Maxis Bhd.	28,367,760	23,414
	Telekom Malaysia Bhd.	16,277,478	20,804
	QL Resources Bhd.	15,405,630	18,342
	Petronas Dagangan Bhd.	3,630,907	18,291
*	Malaysia Airports Holdings Bhd.	12,983,830	18,241
	IJM Corp. Bhd.	44,673,034	17,787
	Top Glove Corp. Bhd.	74,604,290	16,193
	Hartalega Holdings Bhd.	23,899,810	14,719
	TIME dotCom Bhd.	13,922,700	14,377
	Hong Leong Financial Group Bhd.	3,251,441	14,248
[1]	MR DIY Group M Bhd.	27,337,750	13,658
	Alliance Bank Malaysia Bhd.	15,590,517	12,202
	My EG Services Bhd.	65,437,000	11,422
	Bursa Malaysia Bhd.	7,435,600	10,913
	Carlsberg Brewery Malaysia Bhd.	2,058,700	10,423
	ViTrox Corp. Bhd.	5,588,008	9,684
	D&O Green Technologies Bhd.	10,446,400	9,625
	Sunway REIT	27,802,200	9,436

		Shares	Market Value ($000)
	Frontken Corp. Bhd.	14,031,050	9,157
	Malaysian Pacific Industries Bhd.	1,246,300	9,106
	Westports Holdings Bhd.	11,064,601	8,709
	Yinson Holdings Bhd.	17,838,640	8,430
	YTL Corp. Bhd.	65,016,350	8,336
	Sunway Bhd.	22,030,245	8,273
	Genting Plantations Bhd.	5,489,500	7,974
	VS Industry Bhd.	34,854,900	7,927
	Pentamaster Corp. Bhd.	8,761,550	7,729
	Axis REIT	17,629,900	7,726
	Fraser & Neave Holdings Bhd.	1,474,400	7,194
	Mega First Corp. Bhd.	8,692,900	6,743
*	Hong Seng Consolidated Bhd.	47,908,800	6,583
	KPJ Healthcare Bhd.	32,898,600	6,436
	Scientex Bhd.	7,777,200	5,997
	CTOS Digital Bhd.	16,057,700	5,206
	Kossan Rubber Industries Bhd.	18,289,400	5,139
*	Greatech Technology Bhd.	5,627,200	4,971
	Sports Toto Bhd.	11,568,943	4,837
	British American Tobacco Malaysia Bhd.	1,933,234	4,746
	AEON Credit Service M Bhd.	1,407,100	4,544
	Astro Malaysia Holdings Bhd.	22,582,973	4,544
	Bermaz Auto Bhd.	11,061,300	4,403
*	Bumi Armada Bhd.	50,375,928	4,322
	Supermax Corp. Bhd.	23,402,429	4,289
	Malaysia Building Society Bhd.	31,546,900	4,118
	UWC Bhd.	4,135,600	3,724
	Padini Holdings Bhd.	4,938,237	3,599
	DRB-Hicom Bhd.	12,096,400	3,426
[1]	Lotte Chemical Titan Holding Bhd.	7,770,147	3,336
	UMW Holdings Bhd.	4,642,172	3,040
	SP Setia Bhd. Group	17,561,845	2,984
	Syarikat Takaful Malaysia Keluarga Bhd.	3,705,600	2,824
	FGV Holdings Bhd.	8,094,200	2,728
*	Berjaya Corp. Bhd.	46,389,396	2,555
	Malaysian Resources Corp. Bhd.	29,404,100	2,284
*	Leong Hup International Bhd.	16,617,600	1,946
	Cahya Mata Sarawak Bhd.	7,274,600	1,531
*	UEM Sunrise Bhd.	17,439,200	1,218
	WCT Holdings Bhd.	11,980,664	1,174
*	Velesto Energy Bhd.	50,233,127	964
*	Sunway Bhd. Warrants Exp. 10/3/24	3,473,743	246
*	Velesto Energy Bhd. Warrants Exp. 10/18/24	20,487,189	115
*	Malaysian Resources Corp. Bhd. Warrants Exp. 10/29/27	3,624,441	61
*	Serba Dinamik Holdings Bhd. Warrants Exp. 12/5/24	4,443,960	35
			1,842,314
Mexico (2.4%)
	America Movil SAB de CV	401,007,756	381,622
	Wal-Mart de Mexico SAB de CV	72,217,337	261,584
	Grupo Financiero Banorte SAB de CV	40,465,998	230,245
	Grupo Mexico SAB de CV Class B	44,254,643	174,974
	Fomento Economico Mexicano SAB de CV	25,499,110	158,895
	Grupo Bimbo SAB de CV Class A	31,131,942	110,017
*	Cemex SAB de CV	206,414,817	83,333
	Grupo Aeroportuario del Pacifico SAB de CV Class B	4,890,558	66,309
	Grupo Aeroportuario del Sureste SAB de CV Class B	2,830,656	53,321
	Grupo Televisa SAB	33,567,611	52,923
	Grupo Elektra SAB de CV	890,443	52,302

		Shares	Market Value ($000)
*	Grupo Financiero Inbursa SAB de CV	27,957,261	51,483
	Coca-Cola Femsa SAB de CV	7,302,689	44,213
	Arca Continental SAB de CV	6,172,415	42,756
	Fibra Uno Administracion SA de CV	41,831,202	42,702
	Alfa SAB de CV Class A	50,726,756	34,862
	Gruma SAB de CV Class B	2,750,407	34,201
	Orbia Advance Corp. SAB de CV	13,600,675	29,996
	Grupo Carso SAB de CV	6,349,542	24,765
	Grupo Aeroportuario del Centro Norte SAB de CV Class B	3,889,068	23,689
[1]	Banco del Bajio SA	9,912,218	23,310
	Promotora y Operadora de Infraestructura SAB de CV	3,141,614	22,660
	Operadora De Sites Mexicanos SAB de CV	17,475,867	20,455
	Grupo Comercial Chedraui SA de CV	6,429,071	19,547
	Corp. Inmobiliaria Vesta SAB de CV	9,307,412	18,331
	Regional SAB de CV	3,354,508	18,326
	Industrias Penoles SAB de CV	1,752,122	17,627
	Prologis Property Mexico SA de CV	6,267,967	17,449
	Kimberly-Clark de Mexico SAB de CV Class A	11,746,562	17,298
	Becle SAB de CV	7,594,218	17,189
	PLA Administradora Industrial S de RL de CV	11,872,621	16,890
*	Alsea SAB de CV	7,414,217	14,424
	GCC SAB de CV	2,282,007	14,104
[1]	Macquarie Mexico Real Estate Management SA de CV	10,281,251	13,400
	Bolsa Mexicana de Valores SAB de CV	6,843,275	12,736
*	Controladora Vuela Cia de Aviacion SAB de CV Class A	12,733,177	12,474
	La Comer SAB de CV	6,946,067	12,307
	El Puerto de Liverpool SAB de CV	2,731,639	12,258
	Gentera SAB de CV	14,099,344	11,460
	Qualitas Controladora SAB de CV	2,411,752	10,177
	Genomma Lab Internacional SAB de CV Class B	10,634,568	9,886
	Megacable Holdings SAB de CV	4,163,386	9,683
	Industrias Bachoco SAB de CV Class B	2,183,241	8,199
*,1	Nemak SAB de CV	29,179,252	7,343
*,1	Grupo Traxion SAB de CV	5,741,834	7,185
	Alpek SAB de CV Class A	5,055,420	6,723
*	Grupo Rotoplas SAB de CV	2,442,148	3,650
	Concentradora Fibra Danhos SA de CV	3,159,946	3,612
*	Axtel SAB de CV	18,070,586	1,277
*,3	Empresas ICA SAB de CV	104,678	8
			2,334,180
Pakistan (0.0%)
*	Lucky Cement Ltd.	2,843,253	4,903
	Engro Corp. Ltd.	4,434,856	4,356
	Hub Power Co. Ltd.	14,191,423	3,829
	MCB Bank Ltd.	7,081,977	3,606
	Habib Bank Ltd.	9,964,461	3,594
	Fauji Fertilizer Co. Ltd.	8,069,940	3,498
	Bank Alfalah Ltd.	23,204,387	3,259
	Pakistan State Oil Co. Ltd.	4,463,131	3,220
	Pakistan Oilfields Ltd.	1,716,826	2,808
	Oil & Gas Development Co. Ltd.	8,185,935	2,756
	Pakistan Petroleum Ltd.	8,830,645	2,528
*	TRG Pakistan	6,408,908	2,461
	Engro Fertilizers Ltd.	7,169,967	2,370
	Millat Tractors Ltd.	659,832	2,267
	United Bank Ltd.	4,180,361	1,930
*	National Bank of Pakistan	8,941,200	1,001
	Nishat Mills Ltd.	2,814,900	794

		Shares	Market Value ($000)
	Searle Co. Ltd.	1,835,208	753
	DG Khan Cement Co. Ltd.	2,948,024	647
	Kot Addu Power Co. Ltd.	4,695,721	524
			51,104
Philippines (0.8%)
	SM Prime Holdings Inc.	166,697,378	110,783
	BDO Unibank Inc.	27,760,169	60,259
	International Container Terminal Services Inc.	15,494,281	54,586
	Ayala Corp.	4,557,415	51,327
	Ayala Land Inc.	111,248,227	51,056
	Bank of the Philippine Islands	25,356,698	42,800
	JG Summit Holdings Inc.	42,393,428	39,600
	PLDT Inc.	1,273,159	38,418
	Universal Robina Corp.	12,485,081	25,142
	Manila Electric Co.	3,727,213	23,005
	Metropolitan Bank & Trust Co.	25,867,205	22,817
	Jollibee Foods Corp.	5,848,099	21,353
*,1	Monde Nissin Corp.	79,107,500	20,452
	Globe Telecom Inc.	414,952	15,526
	ACEN Corp.	96,313,845	14,646
	Metro Pacific Investments Corp.	193,482,379	12,956
	Aboitiz Power Corp.	21,745,229	12,888
	Semirara Mining & Power Corp. Class A	16,332,428	12,307
	GT Capital Holdings Inc.	1,393,812	11,473
	Security Bank Corp.	6,359,014	10,453
	Wilcon Depot Inc.	19,617,400	9,848
	Alliance Global Group Inc.	54,008,967	9,695
	DMCI Holdings Inc.	54,780,197	9,447
*	Converge Information & Communications Technology Solutions Inc.	27,251,800	9,416
	San Miguel Corp.	4,914,350	9,407
	Robinsons Land Corp.	28,157,907	8,692
	Robinsons Retail Holdings Inc.	8,254,361	8,303
	SM Investments Corp.	582,422	8,201
	Puregold Price Club Inc.	13,874,392	7,603
	San Miguel Food & Beverage Inc.	9,085,510	7,247
	Megaworld Corp.	162,443,303	6,667
	Century Pacific Food Inc.	14,272,587	6,083
	LT Group Inc.	36,723,850	5,866
	RL Commercial REIT Inc.	47,742,300	5,541
	AREIT Inc.	8,285,000	5,430
*	Bloomberry Resorts Corp.	47,719,249	5,242
	Manila Water Co. Inc.	15,509,628	4,312
	Nickel Asia Corp.	42,306,503	4,204
	D&L Industries Inc.	28,594,290	3,700
	Filinvest Land Inc.	130,641,000	2,086
*	Cebu Air Inc.	2,618,253	2,040
	First Gen Corp.	4,977,785	1,556
	Vista Land & Lifescapes Inc.	27,982,564	1,001
*,1	CEMEX Holdings Philippines Inc.	13,273,444	171
			793,605
Poland (0.0%)
*,3	CAPITEA SA	245,053	198
Qatar (1.2%)
	Qatar National Bank QPSC	62,281,273	344,973
	Qatar Islamic Bank SAQ	22,829,558	161,510
	Industries Qatar QSC	22,274,019	104,871
	Masraf Al Rayan QSC	86,479,113	104,690

		Shares	Market Value ($000)
	Commercial Bank PSQC	47,070,517	94,836
	Mesaieed Petrochemical Holding Co.	61,030,633	45,891
	Qatar Gas Transport Co. Ltd.	38,096,103	42,903
	Qatar International Islamic Bank QSC	10,412,913	33,966
	Qatar Fuel QSC	6,851,913	33,610
	Qatar Electricity & Water Co. QSC	6,491,045	33,053
	Ooredoo QPSC	11,761,358	30,172
	Barwa Real Estate Co.	27,093,170	26,857
	Qatar Aluminum Manufacturing Co.	38,356,153	18,069
	Doha Bank QPSC	21,777,476	15,001
	Qatar Insurance Co. SAQ	22,591,227	14,608
	Vodafone Qatar QSC	24,124,870	11,072
	United Development Co. QSC	24,774,497	10,362
*	Gulf International Services QSC	12,852,813	7,074
	Al Meera Consumer Goods Co. QSC	1,401,854	6,881
*	Ezdan Holding Group QSC	23,012,301	6,754
	Medicare Group	2,046,174	3,864
			1,151,017
Romania (0.1%)
	Banca Transilvania SA	80,334,753	32,971
	OMV Petrom SA	192,646,115	21,214
	Societatea Nationala Nuclearelectrica SA	714,504	6,938
*	MED Life SA	1,065,273	4,265
	One United Properties SA	15,158,966	4,077
	Teraplast SA	14,845,960	1,944
*	OMV Petrom SA Rights	192,646,115	1,773
			73,182
Russia (0.0%)
*,3	VTB Bank PJSC	68,488,233,072	11
*,3	TGC-1 PJSC	10,414,590,345	2
*,3	Federal Grid Co. Unified Energy System PJSC	2,998,064,717	1
*,3	Sberbank of Russia PJSC	143,624,072	—
*,3	Mechel PJSC ADR	164,675	—
[3]	Mobile TeleSystems PJSC ADR	6,274,359	—
*,3	Surgutneftegas PJSC ADR	4,940,427	—
*,3	Sistema PJSFC GDR	1,934,593	—
[3]	Novatek PJSC GDR	430,453	—
[3]	Novolipetsk Steel PJSC GDR	1,169,516	—
[3]	Rosneft Oil Co. PJSC GDR	8,439,476	—
[3]	Unipro PJSC	184,755,198	—
[3]	Severstal PAO GDR	206,805	—
[3]	Magnit PJSC GDR	3,182,533	—
[3]	PhosAgro PJSC	21,153	—
*,3	Mechel PJSC Preference Shares	899,940	—
[3]	OGK-2 PJSC	302,841,880	—
[3]	Polyus PJSC	126,939	—
[3]	Raspadskaya OJSC	910,080	—
[3]	RusHydro PJSC	1,589,805,418	—
*,3	Aeroflot PJSC	13,873,019	—
[3]	Rostelecom PJSC	12,224,708	—
*,3	Mechel PJSC	3,089,565	—
[3]	Tatneft PJSC	10,830,010	—
[3]	Rosseti Lenenergo PJSC Preference Shares	1,406,706	—
[3]	Novolipetsk Steel PJSC	4,708,197	—
[3]	Magnit PJSC	406,795	—
[3]	Novatek PJSC	10,678,557	—
*,3	Gazprom PJSC	147,246,629	—

		Shares	Market Value ($000)
[3]	Mosenergo PJSC	120,668,554	—
[3]	Transneft PJSC Preference Shares	21,565	—
[3]	LUKOIL PJSC	5,378,966	—
[3]	M.Video PJSC	630,702	—
[3]	Rosneft Oil Co. PJSC	7,898,858	—
[3]	Magnitogorsk Iron & Steel Works PJSC	29,365,277	—
[3]	Tatneft PJSC Preference Shares	855,515	—
[3]	MMC Norilsk Nickel PJSC	415,474	—
*,3	ROSSETI PJSC	386,181,584	—
[3]	Inter RAO UES PJSC	504,248,670	—
*,3	ENEL RUSSIA PJSC	126,293,000	—
[3]	Bashneft PJSC Preference Shares	236,470	—
[3]	Severstal PAO	2,474,213	—
[3]	Surgutneftegas PJSC	41,925,149	—
[3]	Surgutneftegas PJSC Preference Shares	116,012,123	—
[3]	Alrosa PJSC	35,072,120	—
*,3	Moscow Exchange MICEX-RTS PJSC	20,861,798	—
[1,3]	Detsky Mir PJSC	8,079,751	—
[3]	MMC Norilsk Nickel PJSC ADR	2,819,529	—
[3]	Polyus PJSC GDR	523,471	—
[3]	Tatneft PJSC ADR	1,881,548	—
*,3	LSR Group PJSC Class A	322,692	—
*,3	United Co. RUSAL International PJSC	36,072,060	—
*,3	Credit Bank of Moscow PJSC	180,568,640	—
*,3	Sovcomflot PJSC	4,516,141	—
[3]	Novorossiysk Commercial Sea Port PJSC	28,049,569	—
[3]	Cherkizovo Group PJSC	16,179	—
[3]	Samolet Group	106,994	—
*,3	Bank St. Petersburg PJSC	3,060,330	—
[3]	IDGC of Centre & Volga Region PJSC	313,271,828	—
[1,3]	Segezha Group PJSC	18,427,200	—
[3]	PhosAgro PJSC GDR	1,442,083	—
*,3	PhosAgro PJSC (Registered) GDR	9,288	—
			14
Saudi Arabia (4.9%)
*	Al Rajhi Bank	27,522,603	663,161
	Saudi National Bank	30,531,618	573,132
[1]	Saudi Arabian Oil Co.	39,300,139	420,017
	Saudi Basic Industries Corp.	12,621,763	336,286
	Saudi Telecom Co.	10,108,338	271,799
	Riyad Bank	20,615,561	200,743
*	Saudi Arabian Mining Co.	11,343,763	172,492
	Saudi British Bank	14,069,999	158,396
	Alinma Bank	13,763,854	140,423
	SABIC Agri-Nutrients Co.	3,275,798	116,900
	Banque Saudi Fransi	8,252,659	113,127
*	Bank AlBilad	6,875,549	91,064
	ACWA Power Co.	1,870,240	87,453
	Arab National Bank	9,347,240	77,306
	Saudi Electricity Co.	10,958,045	72,519
	Dr Sulaiman Al Habib Medical Services Group Co.	1,287,891	70,663
	Sahara International Petrochemical Co.	5,051,668	64,474
	Etihad Etisalat Co.	5,289,171	53,405
	Yanbu National Petrochemical Co.	3,890,101	51,724
	Almarai Co. JSC	3,563,142	49,701
	Mouwasat Medical Services Co.	670,763	44,166
*	Saudi Kayan Petrochemical Co.	10,321,106	41,952
	Bank Al-Jazira	5,651,776	39,823

		Shares	Market Value ($000)
	Saudi Industrial Investment Group	5,214,647	38,929
	Saudi Investment Bank	6,875,669	38,542
	Jarir Marketing Co.	834,821	36,375
	Bupa Arabia for Cooperative Insurance Co.	805,417	34,586
	Savola Group	3,707,489	32,980
	Saudi Tadawul Group Holding Co.	506,055	30,070
*	Rabigh Refining & Petrochemical Co.	5,862,439	29,124
*	Nahdi Medical Co.	551,583	25,651
*	Dar Al Arkan Real Estate Development Co.	7,430,072	25,094
*	Saudi Research & Media Group	454,648	23,516
	Advanced Petrochemical Co.	1,790,705	23,484
	Arabian Internet & Communications Services Co.	349,166	22,117
*	National Industrialization Co.	4,615,228	20,474
	Abdullah Al Othaim Markets Co.	628,015	19,533
*	Mobile Telecommunications Co. Saudi Arabia	6,182,637	19,432
*	Emaar Economic City	6,238,025	16,910
	Dallah Healthcare Co.	475,371	15,646
	Southern Province Cement Co.	956,826	14,960
	Saudi Cement Co.	1,039,721	14,894
*	Co. for Cooperative Insurance	852,484	14,294
	United Electronics Co.	430,872	13,667
	Qassim Cement Co.	624,181	13,079
	Al Hammadi Co. for Development & Investment	1,121,252	12,801
	Arabian Centres Co. Ltd.	2,291,706	12,213
*	Saudi Airlines Catering Co.	566,340	12,044
*	Yamama Cement Co.	1,413,656	11,102
	Leejam Sports Co. JSC	360,267	10,827
	Yanbu Cement Co.	1,095,384	10,817
	Aldrees Petroleum & Transport Services Co.	528,823	10,202
*	Saudi Ground Services Co.	1,293,454	9,701
	BinDawood Holding Co.	418,462	9,555
*	Seera Group Holding	2,061,531	9,116
	Saudia Dairy & Foodstuff Co.	216,276	8,995
	Arriyadh Development Co.	1,276,800	7,864
	Arabian Cement Co.	702,458	7,167
*	Saudi Real Estate Co.	1,881,473	6,829
	Eastern Province Cement Co.	581,536	6,808
	Jadwa REIT Saudi Fund	2,057,857	6,689
	National Gas & Industrialization Co.	532,478	6,214
	United International Transportation Co.	476,695	6,139
	Saudi Pharmaceutical Industries & Medical Appliances Corp.	817,122	6,098
*	National Agriculture Development Co.	740,656	6,000
	Astra Industrial Group	491,756	5,769
	City Cement Co.	932,741	5,756
	Saudi Ceramic Co.	551,809	5,363
*	Middle East Healthcare Co.	571,694	5,329
	National Medical Care Co.	303,331	4,749
	Najran Cement Co.	1,174,558	4,727
*	Methanol Chemicals Co.	449,731	4,466
	Saudi Chemical Co. Holding	550,457	4,359
	Bawan Co.	411,190	3,862
	Northern Region Cement Co.	1,207,116	3,790
*	Saudi Public Transport Co.	847,900	3,717
*	Dur Hospitality Co.	589,267	3,693
*	Sinad Holding Co.	844,387	3,384
*	Herfy Food Services Co.	266,997	3,179
*	Al Jouf Cement Co.	1,080,661	3,019
	Tabuk Cement Co.	643,569	2,648

		Shares	Market Value ($000)
	Hail Cement Co.	690,163	2,467
*	Fawaz Abdulaziz Al Hokair & Co.	501,563	2,427
*	Zamil Industrial Investment Co.	459,729	2,362
*	Mediterranean & Gulf Insurance & Reinsurance Co.	659,020	1,997
*	Abdul Mohsen Al-Hokair Tourism & Development Co.	620,438	1,759
			4,690,086
South Africa (3.9%)
	Naspers Ltd.	2,986,179	421,907
	FirstRand Ltd.	69,621,484	275,407
	MTN Group Ltd.	25,243,370	211,862
	Standard Bank Group Ltd.	18,634,875	179,531
*	Sasol Ltd.	7,826,024	164,400
	Capitec Bank Holdings Ltd.	1,187,789	142,743
	Impala Platinum Holdings Ltd.	11,403,930	126,441
	Gold Fields Ltd.	12,319,559	113,942
	Absa Group Ltd.	10,777,125	110,438
	Sibanye Stillwater Ltd.	39,214,841	96,333
	Shoprite Holdings Ltd.	6,791,787	91,893
	AngloGold Ashanti Ltd.	5,857,931	86,341
	Bid Corp. Ltd.	4,663,609	86,029
	Sanlam Ltd.	24,677,571	81,045
	Nedbank Group Ltd.	5,909,144	77,243
	Vodacom Group Ltd.	8,355,438	69,422
	Bidvest Group Ltd.	4,776,007	61,493
	Anglo American Platinum Ltd.	786,547	60,336
	Remgro Ltd.	7,174,152	59,076
	Clicks Group Ltd.	3,422,014	57,788
*	Discovery Ltd.	7,314,128	56,520
*	Northam Platinum Holdings Ltd.	5,184,056	55,008
	Aspen Pharmacare Holdings Ltd.	5,256,061	46,065
	Old Mutual Ltd.	63,583,511	43,370
	Woolworths Holdings Ltd.	13,575,128	43,298
	Exxaro Resources Ltd.	3,388,604	41,189
	Mr Price Group Ltd.	3,606,828	39,271
	Growthpoint Properties Ltd.	47,793,607	38,955
	MultiChoice Group	5,013,011	35,927
	NEPI Rockcastle SA	6,412,980	35,376
	Foschini Group Ltd.	4,516,354	33,083
	Reinet Investments SCA	1,898,997	33,003
[1]	Pepkor Holdings Ltd.	25,352,581	30,844
	Thungela Resources Ltd.	1,715,433	29,996
*	Sappi Ltd.	7,950,513	26,329
	Harmony Gold Mining Co. Ltd.	7,501,359	23,963
	Redefine Properties Ltd.	96,086,937	23,604
	Life Healthcare Group Holdings Ltd.	19,465,825	23,063
	Tiger Brands Ltd.	2,323,299	23,009
	Kumba Iron Ore Ltd.	759,949	22,647
	SPAR Group Ltd.	2,727,119	22,092
	Investec Ltd.	3,974,980	21,239
	African Rainbow Minerals Ltd.	1,484,832	20,928
	AVI Ltd.	4,657,484	19,433
	Netcare Ltd.	20,321,281	18,625
	Rand Merchant Investment Holdings Ltd.	10,846,389	18,092
	Transaction Capital Ltd.	7,859,651	18,035
	Truworths International Ltd.	5,483,763	16,926
	Resilient REIT Ltd.	4,763,860	16,521
	Pick n Pay Stores Ltd.	4,910,236	16,298
	Momentum Metropolitan Holdings	17,723,224	15,651

		Shares	Market Value ($000)
	Barloworld Ltd.	2,684,655	14,814
	Motus Holdings Ltd.	2,094,954	14,143
	Fortress REIT Ltd. Class A (XJSE)	17,450,203	12,599
	Equites Property Fund Ltd.	10,171,051	11,693
*	PSG Group Ltd.	2,188,449	11,672
*	Distell Group Holdings Ltd.	1,128,352	11,547
	Vukile Property Fund Ltd.	12,410,070	10,609
*,2	Telkom SA SOC Ltd.	4,040,710	10,587
	Hyprop Investments Ltd.	4,657,187	10,354
[1]	Dis-Chem Pharmacies Ltd.	5,123,447	10,200
	Royal Bafokeng Platinum Ltd.	1,070,398	9,623
*,2	Steinhoff International Holdings NV (XJSE)	59,115,569	9,157
[2]	Omnia Holdings Ltd.	2,312,016	8,886
	KAP Industrial Holdings Ltd.	34,065,686	8,864
	Super Group Ltd.	5,121,204	8,646
	Santam Ltd.	571,342	8,412
	AECI Ltd.	1,502,149	8,229
	JSE Ltd.	1,218,398	8,016
	MAS plc	6,320,786	7,804
	Coronation Fund Managers Ltd.	3,707,860	7,589
	Advtech Ltd.	7,166,372	7,105
	DataTec Ltd.	2,481,058	6,564
	Astral Foods Ltd.	540,538	6,512
	Ninety One Ltd.	2,536,628	6,194
	Reunert Ltd.	2,378,511	5,872
	Raubex Group Ltd.	2,286,937	5,069
	Investec Property Fund Ltd.	7,527,582	4,933
	Cashbuild Ltd.	312,289	4,741
*	Tsogo Sun Gaming Ltd.	7,167,095	4,670
	SA Corporate Real Estate Ltd.	34,506,381	4,493
*	Sun International Ltd.	2,679,164	4,483
	Famous Brands Ltd.	1,082,038	4,142
	Wilson Bayly Holmes-Ovcon Ltd.	759,563	4,130
*	Attacq Ltd.	9,912,267	3,751
	DRDGOLD Ltd.	5,809,115	3,610
*	Blue Label Telecoms Ltd.	8,442,071	3,604
	Hudaco Industries Ltd.	383,847	3,452
*	Massmart Holdings Ltd.	1,360,236	3,042
[2]	Brait plc	10,744,448	2,717
	Emira Property Fund Ltd.	4,134,976	2,539
	Alexander Forbes Group Holdings Ltd.	8,424,381	2,456
	Adcock Ingram Holdings Ltd.	782,957	2,410
[2]	Curro Holdings Ltd.	3,526,773	2,279
*	Fortress REIT Ltd. Class B (XJSE)	9,457,421	2,269
[2]	Zeder Investments Ltd.	10,484,593	1,144
*	Steinhoff International Holdings NV (XETR)	1,075,902	167
			3,787,822
Taiwan (17.3%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	275,932,285	4,732,119
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	12,228,753	1,082,000
	Hon Hai Precision Industry Co. Ltd.	167,374,761	611,712
	MediaTek Inc.	20,859,630	480,608
	Delta Electronics Inc.	30,324,356	263,735
	Formosa Plastics Corp.	68,311,057	210,694
	CTBC Financial Holding Co. Ltd.	254,468,062	195,500
	Fubon Financial Holding Co. Ltd.	98,429,033	184,890
	Mega Financial Holding Co. Ltd.	152,776,503	180,981
	Nan Ya Plastics Corp.	79,165,819	178,409

		Shares	Market Value ($000)
	Cathay Financial Holding Co. Ltd.	115,804,826	176,667
	E.Sun Financial Holding Co. Ltd.	190,144,037	175,273
	China Steel Corp.	172,471,308	160,582
	Uni-President Enterprises Corp.	67,062,868	157,875
	Chunghwa Telecom Co. Ltd.	34,926,663	141,719
	ASE Technology Holding Co. Ltd.	47,828,723	139,375
	Chailease Holding Co. Ltd.	19,551,100	139,043
	First Financial Holding Co. Ltd.	143,739,513	129,838
	Taiwan Cooperative Financial Holding Co. Ltd.	137,781,992	126,324
*	United Microelectronics Corp.	87,855,270	118,188
	Formosa Chemicals & Fibre Corp.	48,088,449	112,735
	Yuanta Financial Holding Co. Ltd.	164,002,210	109,930
	Taiwan Cement Corp.	83,334,693	108,141
	Hua Nan Financial Holdings Co. Ltd.	138,334,790	107,018
*	Quanta Computer Inc.	37,330,200	105,978
	Largan Precision Co. Ltd.	1,440,076	101,011
	China Development Financial Holding Corp.	225,506,303	97,620
	Unimicron Technology Corp.	17,650,979	94,163
	Asustek Computer Inc.	9,910,937	93,496
	Hotai Motor Co. Ltd.	4,482,154	90,777
	Evergreen Marine Corp. Taiwan Ltd.	27,443,897	88,188
	SinoPac Financial Holdings Co. Ltd.	147,927,618	83,783
	E Ink Holdings Inc.	12,526,440	82,409
	Taiwan Mobile Co. Ltd.	24,076,941	81,705
	Taishin Financial Holding Co. Ltd.	152,317,135	80,180
	Chunghwa Telecom Co. Ltd. ADR	1,971,997	79,215
	Shanghai Commercial & Savings Bank Ltd.	46,239,350	77,623
	Realtek Semiconductor Corp.	6,706,959	77,128
*,2	United Microelectronics Corp. ADR	11,087,458	75,616
	Yageo Corp.	6,467,979	74,680
	President Chain Store Corp.	7,871,449	74,428
	Yang Ming Marine Transport Corp.	24,140,725	72,803
	Advantech Co. Ltd.	5,812,361	66,867
	Silergy Corp.	3,511,560	65,717
	Lite-On Technology Corp.	29,876,084	65,554
	Accton Technology Corp.	7,502,610	62,616
*	Airtac International Group	2,194,830	60,164
	Pegatron Corp.	28,729,213	59,808
	Catcher Technology Co. Ltd.	10,237,956	58,473
	Far EasTone Telecommunications Co. Ltd.	22,403,035	56,484
	Far Eastern New Century Corp.	55,275,963	56,240
	Chang Hwa Commercial Bank Ltd.	93,131,373	55,454
	Formosa Petrochemical Corp.	19,106,977	54,033
	Shin Kong Financial Holding Co. Ltd.	185,474,288	53,018
	Novatek Microelectronics Corp.	5,896,560	52,531
	Walsin Lihwa Corp.	44,311,405	50,410
	Asia Cement Corp.	34,255,510	47,533
	Wan Hai Lines Ltd.	12,964,647	46,585
	Globalwafers Co. Ltd.	2,989,810	45,291
	Voltronic Power Technology Corp.	903,325	44,369
	Compal Electronics Inc.	57,829,900	44,163
*	Ruentex Development Co. Ltd.	21,967,778	40,361
	AUO Corp.	87,942,549	39,490
*	Eva Airways Corp.	34,275,760	39,328
	eMemory Technology Inc.	977,100	38,842
	Eclat Textile Co. Ltd.	2,801,209	38,300
	Micro-Star International Co. Ltd.	9,618,200	38,077
	Parade Technologies Ltd.	983,290	37,029

		Shares	Market Value ($000)
*	Tatung Co. Ltd.	31,461,819	36,714
	Sino-American Silicon Products Inc.	7,550,742	36,024
	Wistron Corp.	40,221,535	35,677
	Synnex Technology International Corp.	19,053,800	35,348
	WPG Holdings Ltd.	20,850,720	35,033
	Feng TAY Enterprise Co. Ltd.	6,229,132	34,896
	Giant Manufacturing Co. Ltd.	4,215,423	34,490
	Inventec Corp.	42,901,966	34,075
	Zhen Ding Technology Holding Ltd.	8,872,710	33,607
	Pou Chen Corp.	37,382,021	33,565
	Winbond Electronics Corp.	41,746,452	32,501
	Innolux Corp.	93,765,372	32,474
	Chroma ATE Inc.	5,569,280	32,155
	Vanguard International Semiconductor Corp.	12,854,640	30,961
	Cheng Shin Rubber Industry Co. Ltd.	26,071,095	30,940
	Acer Inc.	40,086,897	30,415
	Win Semiconductors Corp.	5,704,519	30,303
	Wiwynn Corp.	1,219,280	30,161
	Taiwan Business Bank	72,293,414	30,005
	China Airlines Ltd.	39,102,146	29,879
	Powertech Technology Inc.	10,030,550	28,752
	Taiwan High Speed Rail Corp.	29,367,912	28,701
	Lien Hwa Industrial Holdings Corp.	14,244,970	28,587
	Hiwin Technologies Corp.	3,899,313	28,187
	Macronix International Co. Ltd.	25,610,737	28,080
	ASPEED Technology Inc.	429,011	27,690
	Merida Industry Co. Ltd.	3,466,526	26,766
	Sinbon Electronics Co. Ltd.	2,862,475	26,584
*	Oneness Biotech Co. Ltd.	4,193,000	26,435
	Teco Electric & Machinery Co. Ltd.	26,696,320	26,273
	TA Chen Stainless Pipe	22,152,103	25,970
	Foxconn Technology Co. Ltd.	15,668,663	25,854
	Compeq Manufacturing Co. Ltd.	15,620,760	25,601
	Tripod Technology Corp.	7,024,040	24,100
*	Walsin Technology Corp.	6,884,521	23,534
	Highwealth Construction Corp.	15,327,321	23,255
	Lotes Co. Ltd.	982,737	23,054
	Elite Material Co. Ltd.	4,108,156	23,002
	Chicony Electronics Co. Ltd.	8,585,458	22,768
	Alchip Technologies Ltd.	957,463	22,754
	Taiwan Fertilizer Co. Ltd.	10,434,186	22,378
*	HTC Corp.	10,104,301	22,179
	Phison Electronics Corp.	2,253,080	22,101
*	Gigabyte Technology Co. Ltd.	6,921,850	21,388
	Simplo Technology Co. Ltd.	2,417,310	21,366
	momo.com Inc.	777,120	21,302
	Bizlink Holding Inc.	1,957,128	21,109
	King Yuan Electronics Co. Ltd.	15,936,280	21,023
	Global Unichip Corp.	1,232,960	20,981
	Nanya Technology Corp.	11,735,878	20,618
	Taichung Commercial Bank Co. Ltd.	45,641,961	20,323
	Radiant Opto-Electronics Corp.	6,342,751	19,851
	IBF Financial Holdings Co. Ltd.	39,939,870	18,848
	Nien Made Enterprise Co. Ltd.	1,914,560	18,391
	Qisda Corp.	19,071,620	18,277
	ASMedia Technology Inc.	546,857	17,932
	Yulon Finance Corp.	2,952,538	17,681
	Kinsus Interconnect Technology Corp.	3,825,530	17,546

		Shares	Market Value ($000)
	China Petrochemical Development Corp.	50,032,041	17,128
	Chipbond Technology Corp.	8,818,630	16,162
	International Games System Co. Ltd.	1,352,600	16,031
	Ruentex Industries Ltd.	7,737,068	16,023
	Faraday Technology Corp.	3,009,000	15,873
	Nan Ya Printed Circuit Board Corp.	1,954,521	15,835
	Wisdom Marine Lines Co. Ltd.	6,842,155	15,709
	King's Town Bank Co. Ltd.	13,432,184	15,665
	Genius Electronic Optical Co. Ltd.	1,156,299	15,360
	Jentech Precision Industrial Co. Ltd.	1,167,570	15,331
	Eternal Materials Co. Ltd.	14,246,630	15,321
	Elan Microelectronics Corp.	4,147,870	15,107
	ENNOSTAR Inc.	9,016,726	15,001
	Great Wall Enterprise Co. Ltd.	9,164,406	14,995
	Episil Technologies Inc.	4,355,189	14,985
	YFY Inc.	18,278,703	14,747
	Asia Vital Components Co. Ltd.	3,713,890	14,731
	CTCI Corp.	9,902,510	14,717
*	Medigen Vaccine Biologics Corp.	2,127,002	14,631
	Tung Ho Steel Enterprise Corp.	8,421,602	14,610
	Tong Hsing Electronic Industries Ltd.	2,167,453	14,247
	Makalot Industrial Co. Ltd.	2,944,808	13,955
*	FLEXium Interconnect Inc.	4,580,990	13,924
	Poya International Co. Ltd.	1,104,718	13,865
	Taiwan Glass Industry Corp.	23,118,290	13,761
	King Slide Works Co. Ltd.	883,000	13,451
*	United Renewable Energy Co. Ltd.	18,123,629	13,385
	WT Microelectronics Co. Ltd.	5,708,651	13,227
	Gold Circuit Electronics Ltd.	4,806,090	13,143
	Taiwan Secom Co. Ltd.	3,811,876	13,082
	ITEQ Corp.	5,452,357	12,987
	Goldsun Building Materials Co. Ltd.	15,635,415	12,949
*	Nan Kang Rubber Tire Co. Ltd.	9,721,390	12,856
	Shinkong Synthetic Fibers Corp.	21,042,400	12,800
	Microbio Co. Ltd.	6,446,872	12,540
	Via Technologies Inc.	5,041,620	12,440
	Formosa Taffeta Co. Ltd.	14,328,632	12,420
	Taiwan Surface Mounting Technology Corp.	4,268,110	12,406
	AP Memory Technology Corp.	1,790,120	12,143
	Mitac Holdings Corp.	12,778,901	12,068
	Cheng Loong Corp.	13,258,230	12,013
	Feng Hsin Steel Co. Ltd.	5,423,200	12,010
	Pan Jit International Inc.	5,458,740	11,983
	Advanced Energy Solution Holding Co. Ltd.	334,000	11,968
	Wafer Works Corp.	7,385,103	11,797
	Yulon Motor Co. Ltd.	7,685,444	11,791
	Kenda Rubber Industrial Co. Ltd.	9,065,000	11,689
	TXC Corp.	3,974,630	11,662
	Far Eastern International Bank	30,171,465	11,414
	Topco Scientific Co. Ltd.	2,195,342	11,346
	Tong Yang Industry Co. Ltd.	6,625,350	11,145
	Primax Electronics Ltd.	4,758,940	11,139
	Chung-Hsin Electric & Machinery Manufacturing Corp.	5,659,000	11,048
	Sanyang Motor Co. Ltd.	8,569,330	10,957
	Capital Securities Corp.	28,596,773	10,930
	United Integrated Services Co. Ltd.	2,114,800	10,843
	HannStar Display Corp.	32,503,193	10,663
	Wistron NeWeb Corp.	4,191,787	10,523

		Shares	Market Value ($000)
	Sigurd Microelectronics Corp.	6,134,546	10,270
*	Fitipower Integrated Technology Inc.	2,148,375	10,261
	Sercomm Corp.	3,368,600	10,235
	Chung Hung Steel Corp.	12,031,000	10,191
	Fusheng Precision Co. Ltd.	1,641,920	10,121
	ChipMOS Technologies Inc.	8,440,148	10,025
	Ardentec Corp.	7,213,522	9,954
	XinTec Inc.	2,283,225	9,893
	Elite Semiconductor Microelectronics Technology Inc.	3,533,000	9,729
	USI Corp.	12,637,861	9,683
	Hota Industrial Manufacturing Co. Ltd.	3,529,178	9,650
	Tainan Spinning Co. Ltd.	15,993,000	9,633
	Arcadyan Technology Corp.	2,307,219	9,617
*	Yieh Phui Enterprise Co. Ltd.	17,532,928	9,593
	Huaku Development Co. Ltd.	3,201,200	9,592
	Coretronic Corp.	5,253,900	9,466
	Taiwan Hon Chuan Enterprise Co. Ltd.	3,799,650	9,415
	Far Eastern Department Stores Ltd.	14,737,878	9,336
	Taiwan Semiconductor Co. Ltd.	3,384,290	9,153
	Nuvoton Technology Corp.	2,252,000	9,085
	Center Laboratories Inc.	4,619,011	9,047
	AUO Corp. ADR	1,559,910	8,985
	Standard Foods Corp.	6,276,603	8,980
*	RDC Semiconductor Co. Ltd.	759,000	8,937
	SDI Corp.	2,195,236	8,933
	Kinik Co.	1,688,000	8,930
	Greatek Electronics Inc.	4,282,000	8,873
	Clevo Co.	8,329,000	8,816
	TSRC Corp.	10,123,940	8,774
	Fulgent Sun International Holding Co. Ltd.	1,532,893	8,740
	Transcend Information Inc.	3,995,069	8,532
	Farglory Land Development Co. Ltd.	4,048,550	8,529
	U-Ming Marine Transport Corp.	6,056,108	8,512
	Pegavision Corp.	552,000	8,476
	Charoen Pokphand Enterprise	3,206,676	8,418
	Grand Pacific Petrochemical	12,590,304	8,366
	China Steel Chemical Corp.	2,137,000	8,351
*	EirGenix Inc.	2,778,868	8,323
	International CSRC Investment Holdings Co.	11,821,270	8,096
	Solar Applied Materials Technology Corp.	6,463,607	8,016
	Sitronix Technology Corp.	1,414,070	7,956
	Everlight Electronics Co. Ltd.	5,645,410	7,874
*	Kinpo Electronics	18,199,670	7,870
	Getac Holdings Corp.	4,991,420	7,866
	Merry Electronics Co. Ltd.	2,879,999	7,792
	Shiny Chemical Industrial Co. Ltd.	1,540,000	7,757
	Taiwan-Asia Semiconductor Corp.	5,570,987	7,711
	Century Iron & Steel Industrial Co. Ltd.	2,225,000	7,610
	Hotai Finance Co. Ltd.	2,189,000	7,556
	Wah Lee Industrial Corp.	2,566,194	7,544
	Universal Vision Biotechnology Co. Ltd.	668,000	7,336
	Foxsemicon Integrated Technology Inc.	1,106,642	7,312
	Supreme Electronics Co. Ltd.	5,819,375	7,234
	General Interface Solution Holding Ltd.	2,754,070	7,213
	President Securities Corp.	13,724,241	7,203
	Taiwan Paiho Ltd.	3,515,140	7,180
	TTY Biopharm Co. Ltd.	2,973,160	7,031
	TCI Co. Ltd.	1,450,549	6,995

		Shares	Market Value ($000)
*	TSEC Corp.	6,007,474	6,880
*	Taiwan Mask Corp.	2,701,272	6,868
	O-Bank Co. Ltd.	25,097,453	6,861
	Gudeng Precision Industrial Co. Ltd.	833,517	6,839
	Visual Photonics Epitaxy Co. Ltd.	2,753,960	6,805
	Evergreen International Storage & Transport Corp.	6,927,000	6,782
	FocalTech Systems Co. Ltd.	2,713,482	6,773
	Taiwan Cogeneration Corp.	5,401,850	6,728
	Grape King Bio Ltd.	1,513,529	6,701
	Cheng Uei Precision Industry Co. Ltd.	6,133,673	6,678
	Cleanaway Co. Ltd.	1,146,000	6,677
	Asia Optical Co. Inc.	3,086,260	6,498
	Ta Ya Electric Wire & Cable	8,135,010	6,495
	UPC Technology Corp.	12,648,041	6,426
	ADATA Technology Co. Ltd.	3,246,000	6,353
	Chong Hong Construction Co. Ltd.	2,613,000	6,333
	Longchen Paper & Packaging Co. Ltd.	12,087,606	6,273
	AcBel Polytech Inc.	5,800,000	6,239
	Taiwan Union Technology Corp.	3,554,052	6,213
	Sporton International Inc.	906,631	6,211
	Adimmune Corp.	4,581,825	6,162
	Continental Holdings Corp.	6,276,000	6,128
	China Motor Corp.	3,556,844	6,030
	Ennoconn Corp.	831,758	6,018
	Prince Housing & Development Corp.	15,547,270	6,007
	Holy Stone Enterprise Co. Ltd.	1,959,793	5,995
	Chang Wah Electromaterials Inc.	5,389,000	5,991
*	Shihlin Paper Corp.	3,177,433	5,980
	Oriental Union Chemical Corp.	10,266,582	5,976
	Pan-International Industrial Corp.	5,036,000	5,974
*	Etron Technology Inc.	3,444,960	5,953
	TaiDoc Technology Corp.	910,000	5,936
*	OBI Pharma Inc.	2,134,881	5,902
*	Lotus Pharmaceutical Co. Ltd.	1,229,000	5,845
	Chicony Power Technology Co. Ltd.	2,364,000	5,776
	Sunplus Technology Co. Ltd.	5,884,000	5,747
	Test Research Inc.	2,789,660	5,744
	BES Engineering Corp.	19,381,000	5,727
	AURAS Technology Co. Ltd.	961,000	5,697
	Taiwan Sakura Corp.	2,695,000	5,697
	Holtek Semiconductor Inc.	2,105,483	5,687
	Gloria Material Technology Corp.	5,366,640	5,598
*	Taiwan TEA Corp.	8,730,000	5,585
	Sunny Friend Environmental Technology Co. Ltd.	896,000	5,524
	Hu Lane Associate Inc.	1,078,300	5,466
	LandMark Optoelectronics Corp.	1,050,470	5,455
	St. Shine Optical Co. Ltd.	620,000	5,439
	Ton Yi Industrial Corp.	9,910,000	5,437
	YC INOX Co. Ltd.	5,299,800	5,430
	Silicon Integrated Systems Corp.	8,105,819	5,410
	Apex International Co. Ltd.	2,619,000	5,375
	Shin Zu Shing Co. Ltd.	1,974,853	5,348
	TPK Holding Co. Ltd.	4,633,288	5,328
	Flytech Technology Co. Ltd.	1,757,650	5,299
	RichWave Technology Corp.	1,105,800	5,268
	Topkey Corp.	1,059,000	5,212
	China Man-Made Fiber Corp.	20,023,016	5,206
	Hannstar Board Corp.	4,702,685	5,104

		Shares	Market Value ($000)
	Formosa Sumco Technology Corp.	875,000	5,058
	Pixart Imaging Inc.	1,673,680	5,048
	Cub Elecparts Inc.	1,063,008	5,040
	Kindom Development Co. Ltd.	5,000,600	5,024
*	Asia Pacific Telecom Co. Ltd.	21,607,352	4,965
*	Phihong Technology Co. Ltd.	3,949,000	4,950
	Systex Corp.	2,013,000	4,947
	China General Plastics Corp.	5,855,926	4,938
*	TaiMed Biologics Inc.	2,576,090	4,933
	Chang Wah Technology Co. Ltd.	1,885,000	4,893
	Advanced Wireless Semiconductor Co.	1,999,266	4,829
	Thinking Electronic Industrial Co. Ltd.	1,029,000	4,815
	Asia Polymer Corp.	5,519,340	4,797
	Gemtek Technology Corp.	4,684,000	4,760
	Andes Technology Corp.	530,000	4,733
	Cathay Real Estate Development Co. Ltd.	8,571,984	4,728
	Global Mixed Mode Technology Inc.	951,000	4,704
	Dynapack International Technology Corp.	1,908,000	4,701
*	Unitech Printed Circuit Board Corp.	8,173,880	4,667
*	Unizyx Holding Corp.	4,418,000	4,609
	Chin-Poon Industrial Co. Ltd.	4,806,890	4,589
	Formosa International Hotels Corp.	796,000	4,576
	CyberTAN Technology Inc.	4,414,000	4,510
	Innodisk Corp.	798,106	4,509
*	Mercuries Life Insurance Co. Ltd.	21,589,694	4,507
	Taiwan PCB Techvest Co. Ltd.	3,578,000	4,436
	Actron Technology Corp.	774,000	4,402
	Tung Thih Electronic Co. Ltd.	871,000	4,391
	Mercuries & Associates Holding Ltd.	7,372,824	4,382
	Jih Sun Financial Holdings Co. Ltd.	11,447,116	4,379
	Depo Auto Parts Ind Co. Ltd.	1,799,000	4,375
	Acter Group Corp. Ltd.	684,416	4,370
	Marketech International Corp.	1,135,000	4,328
	Genesys Logic Inc.	1,073,000	4,319
	KMC Kuei Meng International Inc.	816,000	4,312
	Chlitina Holding Ltd.	696,000	4,298
	AmTRAN Technology Co. Ltd.	10,491,756	4,280
	Advanced Ceramic X Corp.	683,105	4,268
*	D-Link Corp.	7,378,400	4,263
	Nantex Industry Co. Ltd.	2,955,000	4,240
*	Career Technology MFG. Co. Ltd.	5,544,721	4,223
	Darfon Electronics Corp.	3,123,000	4,197
	T3EX Global Holdings Corp.	1,457,000	4,196
	Hsin Kuang Steel Co. Ltd.	3,518,000	4,164
	Co-Tech Development Corp.	2,905,000	4,121
	Chief Telecom Inc.	408,000	4,095
	Hung Sheng Construction Ltd.	4,971,464	4,083
	Federal Corp.	6,273,040	4,069
	Xxentria Technology Materials Corp.	1,840,000	4,056
	Aten International Co. Ltd.	1,629,740	4,049
	Nichidenbo Corp.	2,519,460	4,040
	Motech Industries Inc.	4,012,574	4,014
	Lung Yen Life Service Corp.	2,978,000	4,008
	Sampo Corp.	4,557,800	3,996
*	Lealea Enterprise Co. Ltd.	11,405,930	3,995
*	CSBC Corp. Taiwan	6,580,119	3,961
	ITE Technology Inc.	1,727,000	3,957
	Ho Tung Chemical Corp.	12,634,459	3,954

		Shares	Market Value ($000)
*	Weltrend Semiconductor	2,187,567	3,945
	YungShin Global Holding Corp.	2,884,000	3,934
	Chia Hsin Cement Corp.	6,370,000	3,892
	Sinyi Realty Inc.	3,813,000	3,891
*	Ambassador Hotel	3,471,000	3,819
	Everlight Chemical Industrial Corp.	5,648,200	3,786
	Sonix Technology Co. Ltd.	1,948,000	3,782
	Advanced International Multitech Co. Ltd.	1,373,000	3,771
	Wei Chuan Foods Corp.	5,516,600	3,745
	Amazing Microelectronic Corp.	948,000	3,726
	Sunonwealth Electric Machine Industry Co. Ltd.	2,866,000	3,721
	Kung Long Batteries Industrial Co. Ltd.	797,000	3,716
	PharmaEngine Inc.	1,112,457	3,687
	Gourmet Master Co. Ltd.	1,040,469	3,683
	Dimerco Express Corp.	1,472,199	3,678
	Orient Semiconductor Electronics Ltd.	6,664,792	3,673
	Chunghwa Precision Test Tech Co. Ltd.	240,153	3,669
	Altek Corp.	2,882,000	3,641
	Sincere Navigation Corp.	4,562,240	3,636
	Ultra Chip Inc.	866,000	3,620
	Adlink Technology Inc.	1,932,895	3,617
*	CMC Magnetics Corp.	14,093,950	3,546
	Posiflex Technology Inc.	787,764	3,544
*	First Steamship Co. Ltd.	10,829,968	3,518
	Anpec Electronics Corp.	834,000	3,513
	Swancor Holding Co. Ltd.	953,000	3,510
	Gamania Digital Entertainment Co. Ltd.	1,723,916	3,419
	Namchow Holdings Co. Ltd.	2,255,000	3,406
	Wowprime Corp.	821,000	3,387
	China Metal Products	3,441,000	3,384
	Radium Life Tech Co. Ltd.	10,880,760	3,315
	Alpha Networks Inc.	3,150,772	3,303
	Bank of Kaohsiung Co. Ltd.	7,331,676	3,266
	Soft-World International Corp.	1,304,653	3,230
	ScinoPharm Taiwan Ltd.	3,739,576	3,194
	Huang Hsiang Construction Corp.	2,207,000	3,190
*	Taiwan Styrene Monomer	6,803,050	3,156
*	Firich Enterprises Co. Ltd.	2,985,378	3,137
	Sensortek Technology Corp.	336,000	3,118
	91APP Inc.	887,243	3,113
	Global Brands Manufacture Ltd.	3,108,680	3,091
	IEI Integration Corp.	1,657,920	3,035
	Zeng Hsing Industrial Co. Ltd.	675,000	3,026
	Chung Hwa Pulp Corp.	5,252,000	2,982
	Fittech Co. Ltd.	778,491	2,957
	Kuo Yang Construction Co. Ltd.	4,552,900	2,955
	Chun Yuan Steel Industry Co. Ltd.	5,583,000	2,941
	Syncmold Enterprise Corp.	1,417,500	2,940
	Kaimei Electronic Corp.	1,544,000	2,873
	VIA Labs Inc.	354,000	2,862
	Quanta Storage Inc.	2,078,000	2,861
*	Gigastorage Corp.	3,857,259	2,853
	Formosan Rubber Group Inc.	4,084,135	2,836
*	Shining Building Business Co. Ltd.	9,003,638	2,774
*	Lingsen Precision Industries Ltd.	4,849,000	2,758
	ASROCK Inc.	816,000	2,751
*	Li Peng Enterprise Co. Ltd.	9,936,000	2,719
	Taiflex Scientific Co. Ltd.	1,971,920	2,714

		Shares	Market Value ($000)
*	Tyntek Corp.	4,262,000	2,703
	Bioteque Corp.	767,000	2,703
	Johnson Health Tech Co. Ltd.	1,439,000	2,698
	PChome Online Inc.	1,257,873	2,693
	Speed Tech Corp.	1,460,000	2,677
	KEE TAI Properties Co. Ltd.	5,952,000	2,632
	Dynamic Electronics Co. Ltd.	3,705,533	2,593
*	Taigen Biopharmaceuticals Holdings Ltd.	4,011,820	2,586
	Rich Development Co. Ltd.	8,788,000	2,581
	TYC Brother Industrial Co. Ltd.	2,422,000	2,569
	Egis Technology Inc.	934,100	2,528
	China Electric Manufacturing Corp.	3,879,180	2,487
	China Chemical & Pharmaceutical Co. Ltd.	3,501,000	2,486
	Elitegroup Computer Systems Co. Ltd.	3,293,000	2,436
	Yulon Nissan Motor Co. Ltd.	322,188	2,344
	Elite Advanced Laser Corp.	1,666,349	2,344
	Yeong Guan Energy Technology Group Co. Ltd.	1,154,180	2,211
	HannsTouch Solution Inc.	7,036,115	2,210
	Ability Enterprise Co. Ltd.	2,621,491	2,199
*	Ritek Corp.	8,822,489	2,190
	Machvision Inc.	456,306	2,175
	Rechi Precision Co. Ltd.	3,808,000	2,156
	Gigasolar Materials Corp.	412,000	2,050
*	Medigen Biotechnology Corp.	1,470,000	2,026
*	Darwin Precisions Corp.	5,857,900	1,997
	TA-I Technology Co. Ltd.	1,349,750	1,978
	Shin Foong Specialty & Applied Materials Co. Ltd.	696,200	1,951
	Hong Pu Real Estate Development Co. Ltd.	2,711,000	1,946
*	Brogent Technologies Inc.	475,792	1,937
	Rexon Industrial Corp. Ltd.	1,749,525	1,936
	L&K Engineering Co. Ltd.	1,886,000	1,929
	Kuo Toong International Co. Ltd.	2,995,514	1,918
	Test Rite International Co. Ltd.	2,639,096	1,918
	FSP Technology Inc.	1,548,120	1,878
	WUS Printed Circuit Co. Ltd.	2,013,156	1,866
	AGV Products Corp.	5,064,370	1,851
	Nan Liu Enterprise Co. Ltd.	673,000	1,828
	Basso Industry Corp.	1,277,000	1,795
*	ALI Corp.	2,167,275	1,794
	Ichia Technologies Inc.	3,652,000	1,763
*	Savior Lifetec Corp.	3,248,325	1,754
*	Li Cheng Enterprise Co. Ltd.	1,650,996	1,727
	Cyberlink Corp.	566,674	1,704
	Nidec Chaun-Choung Technology Corp.	488,000	1,704
*	Infortrend Technology Inc.	3,282,000	1,651
	Taiyen Biotech Co. Ltd.	1,420,000	1,605
	CHC Healthcare Group	1,294,899	1,584
	Jess-Link Products Co. Ltd.	1,279,750	1,544
	Iron Force Industrial Co. Ltd.	704,000	1,486
	Dyaco International Inc.	1,153,000	1,482
	Globe Union Industrial Corp.	3,543,000	1,434
*	Tong-Tai Machine & Tool Co. Ltd.	2,993,000	1,391
*	Zinwell Corp.	2,356,000	1,355
*	Newmax Technology Co. Ltd.	1,301,000	1,320
	Sheng Yu Steel Co. Ltd.	1,532,000	1,177
	GeneReach Biotechnology Corp.	438,565	1,168
*,3	Pharmally International Holding Co. Ltd.	612,856	1,159
	Toung Loong Textile Manufacturing	1,156,000	1,097

		Shares	Market Value ($000)
*	Roo Hsing Co. Ltd.	10,143,000	986
	Senao International Co. Ltd.	823,000	855
*,3	Unity Opto Technology Co. Ltd.	5,295,000	729
	Run Long Construction Co. Ltd.	302,168	668
*,3	Taiwan Land Development Corp.	573,970	51
*,3	Pihsiang Machinery Manufacturing Co. Ltd.	2,219,000	—
*,3	XPEC Entertainment Inc.	988,965	—
*,3	E-Ton Solar Tech Co. Ltd.	843,673	—
*,3	Green Energy Technology Inc.	2,819,000	—
*,3	Ya Hsin Industrial Co. Ltd.	5,306,018	—
	China Development Financial Holding Corp. Preference Shares	1	—
*,3	Walsin Lihwa Corp. Rights Exp. 8/3/22	3,099,302	—
*,3	YungShin Global Holding Corp. Rights Exp. 8/5/22	274,095	—
*,3	Unitech Printed Circuit Board Corp. Rights Exp. 8/12/22	527,851	—
*,3	Hiwin Technologies Corp. Rights Exp. 8/22/22	118,995	—
*,3	RichWave Technology Corp. Rights Exp. 9/5/22	15,936	—
*,3	Yulon Finance Corp. Rights Exp. 8/22/22	209,358	—
*,3	Motech Industries Inc. Rights Exp. 8/18/22	289,323	—
			16,603,610
Thailand (2.8%)
	PTT PCL (Foreign)	205,690,215	196,012
	CP ALL PCL (Foreign)	85,845,121	143,631
*	Airports of Thailand PCL (Foreign)	57,132,044	110,081
	Bangkok Dusit Medical Services PCL (Foreign)	125,232,945	91,588
	PTT Exploration & Production PCL (Foreign)	19,596,284	88,106
	Advanced Info Service PCL (Foreign)	15,882,106	87,298
	Gulf Energy Development PCL (Foreign)	54,740,815	70,918
	Kasikornbank PCL (Foreign)	17,675,835	70,856
	Siam Cement PCL NVDR	6,822,296	69,419
	Central Pattana PCL (Foreign)	39,124,624	68,149
	SCB X PCL (Foreign)	23,180,090	63,917
	Delta Electronics Thailand PCL (Foreign)	4,240,500	55,037
	Siam Cement PCL (Foreign)	5,039,888	51,283
*	Minor International PCL (Foreign)	54,821,921	50,423
[2]	Charoen Pokphand Foods PCL (Foreign)	70,128,517	48,200
	Energy Absolute PCL (Foreign)	20,336,796	46,015
[2]	Central Retail Corp. PCL (Foreign)	40,607,500	40,686
	Intouch Holdings PCL (Foreign)	19,175,700	36,838
	Indorama Ventures PCL (Foreign)	29,670,135	35,514
	PTT Global Chemical PCL (Foreign)	28,963,279	35,174
[2]	Banpu PCL (Foreign)	83,224,473	30,642
	Krung Thai Bank PCL (Foreign)	69,840,996	30,374
[2]	Krungthai Card PCL (Foreign)	18,322,031	28,836
	BTS Group Holdings PCL (Foreign)	116,595,835	27,469
	Home Product Center PCL (Foreign)	74,974,584	27,157
	Digital Telecommunications Infrastructure Fund	71,762,213	26,360
	Bangkok Expressway & Metro PCL (Foreign)	109,871,822	26,101
[2]	Bangkok Bank PCL NVDR	6,967,300	25,339
	PTT Oil & Retail Business PCL (Foreign)	35,865,700	24,743
	Bumrungrad Hospital PCL (Foreign)	4,780,674	23,823
[2]	Thonburi Healthcare Group PCL (Foreign)	13,149,970	23,227
[2]	SCG Packaging PCL (Foreign)	16,239,400	22,782
	Thai Oil PCL (Foreign)	15,146,155	21,409
[2]	Electricity Generating PCL (Foreign)	4,214,411	21,249
	Land & Houses PCL NVDR	90,722,380	21,045
	Global Power Synergy PCL (Foreign)	11,030,340	20,461
[2]	KCE Electronics PCL (Foreign)	10,823,714	18,785
	TMBThanachart Bank PCL (Foreign)	561,907,100	18,476

		Shares	Market Value ($000)
	True Corp. PCL (Foreign)	142,050,088	18,428
[2]	JMT Network Services PCL (Foreign)	8,764,364	17,935
	Thai Union Group PCL (Foreign)	38,682,179	17,184
	Osotspa PCL (Foreign)	19,256,800	16,444
[2]	Siam Makro PCL (Foreign)	17,367,357	16,163
[2]	Ratch Group PCL NVDR	15,068,202	15,698
	Kiatnakin Phatra Bank PCL (Foreign)	8,179,170	14,787
	Kasikornbank PCL NVDR	3,630,275	14,552
[2]	Carabao Group PCL (Foreign)	4,680,805	14,445
	Asset World Corp. PCL (Foreign)	102,215,100	14,055
[2]	Ngern Tid Lor PCL (Foreign)	17,668,322	13,788
[2]	IRPC PCL (Foreign)	153,755,714	13,778
	Bangchak Corp. PCL (Foreign)	16,980,066	13,776
[2]	Com7 PCL (Foreign)	16,238,500	13,657
*,2	Jasmine Technology Solution PCL (Foreign)	4,899,400	13,064
	Srisawad Corp. PCL (Foreign)	9,363,103	12,880
[2]	CPN Retail Growth Leasehold REIT	24,955,500	12,854
[2]	Muangthai Capital PCL (Foreign)	9,600,245	12,812
	Jasmine Broadband Internet Infrastructure Fund	53,094,637	12,758
[2]	Berli Jucker PCL (Foreign)	14,211,190	12,608
*,2	Central Plaza Hotel PCL (Foreign)	10,906,513	12,557
	Tisco Financial Group PCL (Foreign)	5,127,268	12,389
[2]	Singer Thailand PCL (Foreign)	10,623,900	12,185
[2]	Siam Global House PCL (Foreign)	22,722,386	11,706
	Total Access Communication PCL NVDR	9,083,845	11,284
[2]	Thanachart Capital PCL (Foreign)	10,647,856	11,000
	Bangkok Commercial Asset Management PCL (Foreign)	22,935,000	10,618
	Jay Mart PCL (Foreign)	7,732,100	10,151
[2]	Hana Microelectronics PCL (Foreign)	8,018,683	10,129
[2]	B Grimm Power PCL (Foreign)	9,498,647	9,870
[2]	VGI PCL (Foreign)	82,011,469	9,792
	Bangkok Bank PCL (Foreign)	2,651,141	9,642
[2]	Mega Lifesciences PCL (Foreign)	6,984,300	9,358
	Supalai PCL (Foreign)	17,181,885	9,088
[2]	WHA Corp. PCL (Foreign)	109,360,906	8,975
[2]	Gunkul Engineering PCL (Foreign)	59,228,466	8,729
[2]	Dhipaya Group Holdings PCL (Foreign)	5,430,000	8,667
	Krung Thai Bank PCL NVDR	19,542,000	8,499
	AP Thailand PCL (Foreign)	31,641,842	8,434
[2]	CH Karnchang PCL (Foreign)	14,388,263	8,388
[2]	CK Power PCL (Foreign)	54,798,472	8,007
	Tisco Financial Group PCL NVDR	3,244,993	7,841
[2]	Bangkok Chain Hospital PCL (Foreign)	13,811,645	7,650
*	Esso Thailand PCL (Foreign)	24,537,573	7,168
[2]	Sino-Thai Engineering & Construction PCL (Foreign)	21,634,463	7,154
[2]	Chularat Hospital PCL (Foreign)	70,197,346	7,147
[2]	Dohome PCL (Foreign)	15,680,380	6,935
[2]	Bangkok Life Assurance PCL (Foreign)	6,429,391	6,671
[2]	Sri Trang Gloves Thailand PCL (Foreign)	14,842,400	6,597
[2]	Sri Trang Agro-Industry PCL (Foreign)	10,596,661	6,278
	Thailand Future Fund	28,884,000	6,183
	Star Petroleum Refining PCL (Foreign)	18,469,768	5,949
	AEON Thana Sinsap Thailand PCL (Foreign)	1,272,500	5,775
[2]	TQM Corp. PCL (Foreign)	4,662,800	5,734
[2]	Amata Corp. PCL (Foreign)	11,634,623	5,722
*	STARK Corp. PCL (Foreign)	45,439,200	5,388
[2]	TTW PCL (Foreign)	18,606,234	5,254
[2]	Sansiri PCL (Foreign)	190,757,106	5,225

		Shares	Market Value ($000)
[2]	TOA Paint Thailand PCL (Foreign)	6,826,034	5,107
	Land & Houses PCL (Foreign)	22,011,600	5,106
[2]	Thoresen Thai Agencies PCL (Foreign)	21,092,187	5,084
[2]	Quality Houses PCL (Foreign)	83,576,851	4,870
	Major Cineplex Group PCL (Foreign)	8,632,997	4,863
[2]	BEC World PCL (Foreign)	13,950,527	4,801
[2]	Siam City Cement PCL (Foreign)	1,154,106	4,789
	TPI Polene PCL (Foreign)	110,912,061	4,779
*,2	Bangkok Land PCL (Foreign)	170,463,378	4,762
[2]	Precious Shipping PCL (Foreign)	9,584,963	4,732
[2]	Thai Vegetable Oil PCL (Foreign)	5,413,811	4,483
*	BTS Rail Mass Transit Growth Infrastructure Fund	38,833,573	4,385
	Tipco Asphalt PCL (Foreign)	9,492,030	4,137
[2]	Kerry Express Thailand PCL (Foreign)	6,411,100	3,948
[2]	Thaifoods Group PCL (Foreign)	24,111,275	3,742
*,2	Jasmine International PCL (Foreign)	51,082,655	3,688
[2]	Super Energy Corp. PCL (Foreign)	187,324,419	3,625
[2]	IMPACT Growth REIT	9,117,385	3,593
*,2	Plan B Media PCL (Foreign)	21,229,660	3,495
[2]	Banpu Power PCL (Foreign)	7,956,139	3,273
[2]	Ratch Group PCL (Foreign)	3,084,456	3,213
*	Pruksa Real Estate PCL (Foreign)	11,775,000	2,975
*,2	Italian-Thai Development PCL (Foreign)	53,232,231	2,969
[2]	GFPT PCL (Foreign)	6,838,096	2,935
[2]	Ratchthani Leasing PCL (Foreign)	26,155,350	2,918
	Pruksa Holding PCL (Foreign)	8,560,530	2,901
	TPI Polene Power PCL (Foreign)	28,678,800	2,894
[2]	BCPG PCL (Foreign)	9,515,142	2,660
*,2	Bangkok Airways PCL (Foreign)	10,185,024	2,654
	MK Restaurants Group PCL (Foreign)	1,889,900	2,637
	North Bangkok Power Plant Block 1 Infrastructure Fund - EGAT	13,856,100	2,462
*	MBK PCL (Foreign)	5,532,337	2,378
[2]	PTG Energy PCL (Foreign)	6,034,746	2,371
[2]	SPCG PCL (Foreign)	5,307,404	2,272
[2]	SCB X PCL NVDR	786,320	2,168
[2]	Thaicom PCL (Foreign)	8,311,185	2,002
[2]	Origin Property PCL (Foreign)	7,239,219	1,985
[2]	Workpoint Entertainment PCL (Foreign)	3,546,534	1,869
[2]	Bangkok Life Assurance PCL NVDR	1,757,900	1,824
[2]	Taokaenoi Food & Marketing PCL (Foreign)	8,379,781	1,640
*,2	U City plc (Foreign)	49,579,369	1,573
[2]	LPN Development PCL (Foreign)	12,879,597	1,545
	Intouch Holdings PCL NVDR	793,300	1,524
*,2,3	Thai Airways International PCL (Foreign)	14,720,268	1,328
*,2	Samart Corp. PCL (Foreign)	6,186,920	980
*	Unique Engineering & Construction PCL (Foreign)	7,464,209	976
[2]	Energy Absolute PCL NVDR	166,000	369
[2]	Maybank Securities Thailand PCL (Foreign)	563,800	175
*	VGI PCL Warrants Exp. 5/23/27	18,209,185	79
			2,652,766
Turkey (0.6%)
	BIM Birlesik Magazalar A/S	6,266,174	32,297
	Eregli Demir ve Celik Fabrikalari TAS	19,243,052	29,808
*	Turkiye Petrol Rafinerileri A/S	1,743,326	26,114
	Enka Insaat ve Sanayi A/S	24,983,203	26,064
	Turkiye Sise ve Cam Fabrikalari A/S	20,610,863	25,186
	KOC Holding A/S	11,997,517	24,799
*	Turk Hava Yollari AO	7,701,381	21,663

		Shares	Market Value ($000)
	Akbank TAS	41,870,019	20,270
	Turkcell Iletisim Hizmetleri A/S	16,607,275	15,779
	Ford Otomotiv Sanayi A/S	892,024	15,175
	Haci Omer Sabanci Holding A/S	12,781,866	14,190
	Turkiye Is Bankasi A/S Class C	42,939,703	12,586
*	Sasa Polyester Sanayi A/S	4,818,712	12,013
	Aksa Enerji Uretim A/S Class B	6,827,215	11,513
	Aselsan Elektronik Sanayi ve Ticaret A/S	8,470,616	10,507
*	Hektas Ticaret TAS	5,628,604	10,355
	Yapi ve Kredi Bankasi A/S	37,271,545	9,921
*	Petkim Petrokimya Holding A/S	18,106,369	9,020
	Arcelik A/S	2,232,997	8,107
*	TAV Havalimanlari Holding A/S	2,556,507	8,033
	Coca-Cola Icecek A/S	929,979	7,546
	Tofas Turk Otomobil Fabrikasi A/S	1,708,739	7,055
*	Penta Teknoloji Urunleri Dagitim Ticaret A/S Class B	303,780	6,863
	AG Anadolu Grubu Holding A/S	1,743,478	6,770
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S	11,258,643	6,744
*	Is Gayrimenkul Yatirim Ortakligi A/S	6,061,768	6,721
	Turkiye Garanti Bankasi A/S	8,165,597	6,633
	Koza Altin Isletmeleri A/S	663,736	6,000
	Anadolu Efes Biracilik ve Malt Sanayii A/S Class B	2,780,551	5,713
*	Gubre Fabrikalari TAS	1,128,001	5,624
	Aksa Akrilik Kimya Sanayii A/S	1,561,875	5,137
*	Kizilbuk Gayrimenkul Yatirim Ortakligi A/S	1,263,712	4,996
	Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	27,352,878	4,740
*	Pegasus Hava Tasimaciligi A/S	491,165	4,596
*	Koza Anadolu Metal Madencilik Isletmeleri A/S	2,599,321	4,128
*	Migros Ticaret A/S	1,284,862	4,026
	Turk Telekomunikasyon A/S	7,575,026	3,839
	Alarko Holding A/S	1,736,437	3,790
	Bera Holding A/S	4,508,607	3,712
	Tekfen Holding A/S	2,596,075	3,697
*,1	Mavi Giyim Sanayi ve Ticaret A/S Class B	1,045,702	3,681
	Nuh Cimento Sanayi A/S	1,020,958	3,336
*	Oyak Cimento Fabrikalari A/S	4,343,489	3,066
*	Sok Marketler Ticaret A/S	3,697,717	2,897
	Dogan Sirketler Grubu Holding A/S	13,114,112	2,851
[1]	Enerjisa Enerji A/S	3,242,255	2,745
	Iskenderun Demir ve Celik A/S	2,148,212	2,733
	Otokar Otomotiv ve Savunma Sanayi A/S	101,255	2,711
*	Turkiye Halk Bankasi A/S	8,744,042	2,382
	Turk Traktor ve Ziraat Makineleri A/S	178,642	2,376
*	Turkiye Sinai Kalkinma Bankasi A/S	15,918,812	2,351
*,1	MLP Saglik Hizmetleri A/S Class B	1,023,742	2,347
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A/S	3,020,434	2,347
	Dogus Otomotiv Servis ve Ticaret A/S	485,898	2,301
*	Turkiye Vakiflar Bankasi TAO	9,902,537	2,163
	Borusan Yatirim ve Pazarlama A/S	93,833	2,090
	Is Yatirim Menkul Degerler A/S	1,742,875	2,047
	Ziraat Gayrimenkul Yatirim Ortakligi A/S	11,709,568	2,041
	Logo Yazilim Sanayi ve Ticaret A/S	789,523	2,019
*	Ulker Biskuvi Sanayi A/S	2,441,419	2,011
	Kordsa Teknik Tekstil A/S	726,453	1,965
	EGE Endustri ve Ticaret A/S	16,393	1,957
*	NET Holding A/S	2,825,096	1,766
	Aygaz A/S	831,569	1,727
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A/S	2,076,227	1,647

		Shares	Market Value ($000)
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class A	3,430,733	1,626
	Baskent Dogalgaz Dagitim Gayrimenkul Yatirim Ortakligi A/S	1,820,022	1,596
*	Ipek Dogal Enerji Kaynaklari Arastirma ve Uretim A/S	1,456,375	1,431
	Vestel Elektronik Sanayi ve Ticaret A/S	1,015,165	1,366
	Cimsa Cimento Sanayi ve Ticaret A/S	592,153	1,287
	Kervan Gida Sanayi ve Ticaret A/S Class B	2,101,510	1,199
*	Konya Cimento Sanayii A/S	17,092	1,078
	Tat Gida Sanayi A/S	1,010,468	1,038
	Kartonsan Karton Sanayi ve Ticaret A/S	241,482	1,024
*	Albaraka Turk Katilim Bankasi A/S	13,258,652	1,009
	Brisa Bridgestone Sabanci Sanayi ve Ticaret A/S	464,497	972
	Yatas Yatak ve Yorgan Sanayi ve Ticaret A/S	1,176,728	969
*	Zorlu Enerji Elektrik Uretim A/S	8,186,587	953
*	Is Finansal Kiralama A/S	3,435,914	724
*	Torunlar Gayrimenkul Yatirim Ortakligi A/S	1,647,539	722
	Akcansa Cimento A/S	526,035	720
	Polisan Holding A/S	2,142,054	672
	Aksigorta A/S	3,716,396	570
*	Sekerbank Turk A/S	5,687,122	545
*,3	Asya Katilim Bankasi A/S	6,317,442	—
			530,788
United Arab Emirates (1.5%)
	Emirates Telecommunications Group Co. PJSC	48,839,492	370,664
	First Abu Dhabi Bank PJSC	62,023,759	328,261
*	Alpha Dhabi Holding PJSC	18,889,789	127,119
	Abu Dhabi Commercial Bank PJSC	39,020,128	96,987
	Emaar Properties PJSC	56,360,799	84,580
	Aldar Properties PJSC	50,237,252	67,113
	Dubai Islamic Bank PJSC	41,170,137	65,975
	Abu Dhabi Islamic Bank PJSC	20,453,673	50,689
	Abu Dhabi National Oil Co. for Distribution PJSC	40,359,370	47,063
*	Dubai Electricity & Water Authority PJSC	46,651,247	32,274
*	Multiply Group	45,870,322	22,262
	ADNOC Drilling Co. PJSC	22,464,409	21,899
*	Borouge plc	26,264,153	21,022
	Fertiglobe plc	15,953,933	20,837
	Air Arabia PJSC	32,565,474	19,537
	Dubai Investments PJSC	29,397,697	18,509
*	Abu Dhabi Ports Co. PJSC	12,029,161	17,713
	GFH Financial Group BSC	47,569,922	14,028
*	Emaar Development PJSC	11,427,478	13,817
	Dana Gas PJSC	47,605,978	12,976
	Dubai Financial Market PJSC	23,062,394	10,785
	AL Yah Satellite Communications Co-Pjsc-Yah Sat	12,705,769	9,066
*	AL Seer Marine Supplies & Equipment Co. LLC	2,589,320	6,988
*	RAK Properties PJSC	14,727,997	2,784
	Aramex PJSC	1,761,428	1,816
*,3	Arabtec Holding PJSC	10,929,061	1,577
*,3	Drake & Scull International PJSC	4,230,859	426
			1,486,767
Total Common Stocks (Cost $84,304,930)			94,659,349

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (1.8%)
Money Market Fund (1.8%)
[4,5]	Vanguard Market Liquidity Fund (Cost $1,730,066)	1.903%	17,308,546	1,730,162
Total Investments (100.5%) (Cost $86,034,996)				96,389,511
Other Assets and Liabilities—Net (-0.5%)				(482,978)
Net Assets (100%)				95,906,533
Cost is in $000.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2022, the aggregate value was $5,542,558,000, representing 5.8% of net assets.
2	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $823,313,000.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $892,630,000 was received for securities on loan.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depositary Receipt.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
MSCI Emerging Market Index	September 2022	16,332	815,375	(51)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
State Street Bank & Trust Co.	9/21/22	BRL	200,000	USD	38,112	—	(13)
Citibank, N.A.	9/21/22	INR	14,265,316	USD	181,960	—	(2,812)
BNP Paribas	9/21/22	INR	7,435,007	USD	94,831	—	(1,460)
HSBC Bank plc	9/21/22	INR	7,360,657	USD	93,837	—	(1,400)
State Street Bank & Trust Co.	9/21/22	INR	6,905,580	USD	88,090	—	(1,368)
BNP Paribas	9/21/22	USD	51,909	BRL	254,484	3,432	—
Barclays Bank plc	9/21/22	USD	51,872	BRL	254,484	3,395	—
State Street Bank & Trust Co.	9/21/22	USD	127,582	HKD	1,000,000	—	—

Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
Citibank, N.A.	9/21/22	USD	113,591	HKD	889,445	114	—
Royal Bank of Canada	10/3/22	USD	101,382	HKD	793,641	104	—
HSBC Bank plc	9/21/22	USD	59,448	HKD	465,240	92	—
Royal Bank of Canada	9/21/22	USD	57,705	INR	4,594,506	6	—
Deutsche Bank AG	9/21/22	USD	79,868	TWD	2,371,561	501	—
Bank of America, N.A.	9/21/22	USD	69,269	TWD	2,057,410	415	—
BNP Paribas	9/21/22	USD	62,580	TWD	1,855,843	470	—
HSBC Bank plc	9/21/22	USD	26,805	TWD	794,473	217	—
						8,746	(7,053)
BRL—Brazilian real.
HKD—Hong Kong dollar.
INR—Indian rupee.
TWD—Taiwanese dollar.
USD—U.S. dollar.

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
AUO Corp.	8/31/22	BANA	10,964	2.063	—	(1,425)
Contemporary Amperex Technology Co. Ltd. Class A	8/31/22	BANA	51,850	(0.199)	—	(2,784)
Evergreen Marine Corp. Taiwan Ltd.	8/23/22	GSI	24,142	(0.341)	6,116	—
FTSE China A Stock Connect CNY All Cap Index	6/16/23	BANA	236,270	2.536	—	(14,338)
Innolux Corp.	8/31/22	BANA	14,243	0.334	—	(1,084)
Nan Ya Printed Circuit Board Corp.	8/31/22	BANA	8,761	5.296	—	(388)
Nantex Industry Co. Ltd.	9/8/22	GSI	2,680	11.969	188	—
Novatek Microelectronics Corp.	8/23/22	GSI	17,990	(0.088)	4,894	—
United Microelectronics Corp.	8/31/22	BANA	26,334	0.551	2,310	—
					13,508	(20,019)
1	Based on USD Overnight Bank Funding Rate as of the most recent payment date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
GSI—Goldman Sachs International.
At July 31, 2022, the counterparties had deposited in segregated accounts securities with a value of $18,096,000 and cash of $520,000 in connection with open forward currency contracts and over-the-counter swap contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
E. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
F.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of July 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	8,972,998	3,927	8	8,976,933
Common Stocks—Other	3,482,799	82,100,359	99,258	85,682,416
Temporary Cash Investments	1,730,162	—	—	1,730,162
Total	14,185,959	82,104,286	99,266	96,389,511

Derivative Financial Instruments
Assets
Forward Currency Contracts	—	8,746	—	8,746
Swap Contracts	—	13,508	—	13,508
Total	—	22,254	—	22,254
Liabilities
Futures Contracts[1]	51	—	—	51
Forward Currency Contracts	—	7,053	—	7,053
Swap Contracts	—	20,019	—	20,019
Total	51	27,072	—	27,123
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.